UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-08200

Bridgeway Funds, Inc.

(Exact name of registrant as specified in charter)

20 Greenway Plaza, Suite 450

Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Michael D. Mulcahy, President

Bridgeway Funds, Inc.

20 Greenway Plaza, Suite 450

                                 Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code:         (713) 661-3500

Date of fiscal year end:     June 30

Date of reporting period: March 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Bridgeway Aggressive Investors 1 Fund
SCHEDULE OF INVESTMENTS
Showing percentage of net assets as of March 31, 2014 (Unaudited)

Industry Company	Shares	Value
COMMON STOCKS - 99.99%
Aerospace & Defense - 3.78%
Engility Holdings, Inc.*	31,100	$ 1,401,055
Huntington Ingalls Industries, Inc.	25,500	2,607,630
Lockheed Martin Corp.	18,000	2,938,320
Orbital Sciences Corp.*	89,400	2,494,260

		9,441,265

Airlines - 7.29%
Delta Air Lines, Inc.	125,800	4,358,970
Hawaiian Holdings, Inc.*+	185,000	2,582,600
Southwest Airlines Co.	272,400	6,431,364
United Continental Holdings, Inc.*	108,200	4,828,966

		18,201,900

Auto Components - 4.13%
Delphi Automotive PLC	40,100	2,721,186
Goodyear Tire & Rubber Co. (The)	167,800	4,384,614
Lear Corp.	38,200	3,198,104

		10,303,904

Automobiles - 2.02%
Ford Motor Co.	158,400	2,471,040
Harley-Davidson, Inc.	38,700	2,577,807

		5,048,847

Building Products - 0.99%
Lennox International, Inc.	27,300	2,481,843

Capital Markets - 4.16%
Affiliated Managers Group, Inc.*	13,000	2,600,650
Charles Schwab Corp. (The)	98,600	2,694,738
E*TRADE Financial Corp.*	221,000	5,087,420

		10,382,808

Chemicals - 4.66%
CF Industries Holdings, Inc.	9,778	2,548,538
Dow Chemical Co. (The)	53,000	2,575,270
Ferro Corp.*	185,200	2,529,832
LyondellBasell Industries NV, Class A	15,500	1,378,570
Scotts Miracle-Gro Co., Class A (The)	42,400	2,598,272

		11,630,482

Commercial Banks - 1.07%
PNC Financial Services Group, Inc. (The)	30,600	2,662,200

Industry Company	Shares	Value

Commercial Services & Supplies - 2.01%
ACCO Brands Corp.*	200,000	$ 1,232,000
Pitney Bowes, Inc.	100,000	2,599,000
RR Donnelley & Sons Co.	67,030	1,199,837

		5,030,837

Computers & Peripherals - 6.21%
Apple, Inc.	4,800	2,576,352
Hewlett-Packard Co.	91,700	2,967,412
Logitech International SA+	165,400	2,462,806
Seagate Technology PLC	45,200	2,538,432
Stratasys, Ltd.*	19,900	2,111,191
Western Digital Corp.	31,100	2,855,602

		15,511,795

Consumer Finance - 2.05%
Discover Financial Services	47,700	2,775,663
SLM Corp.	96,000	2,350,080

		5,125,743

Containers & Packaging - 2.08%
Ball Corp.	49,700	2,724,057
Packaging Corp. of America	35,100	2,469,987

		5,194,044

Distributors - 0.80%
LKQ Corp.*	76,200	2,007,870

Diversified Telecommunication Services - 2.68%
Cincinnati Bell, Inc.*	342,500	1,185,050
Level 3 Communications, Inc.*	85,808	3,358,525
Verizon Communications, Inc.	45,200	2,150,164

		6,693,739

Electric Utilities - 0.93%
Entergy Corp.	34,600	2,313,010

Electrical Equipment - 1.31%
Rockwell Automation, Inc.	26,200	3,263,210

Electronic Equipment, Instruments & Components - 2.09%
Plexus Corp.*	62,500	2,504,375
ScanSource, Inc.*	35,000	1,426,950
TTM Technologies, Inc.*	151,400	1,279,330

		5,210,655

Energy Equipment & Services - 1.78%
Basic Energy Services, Inc.*	54,900	1,504,809

www.bridgeway.com	1

Bridgeway Aggressive Investors 1 Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of March 31, 2014 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Energy Equipment & Services (continued)
Noble Corp. PLC	89,700	$ 2,936,778

		4,441,587

Food & Staples Retailing - 0.54%
Spartan Stores, Inc.	58,200	1,350,822

Food Products - 1.68%
Pilgrim’s Pride Corp.*	200,900	4,202,828

Health Care Equipment & Supplies - 1.06%
Medtronic, Inc.	43,200	2,658,528

Health Care Providers & Services - 4.43%
Centene Corp.*	42,400	2,639,400
DaVita HealthCare Partners, Inc.*	42,000	2,891,700
HCA Holdings, Inc.*	55,800	2,929,500
MWI Veterinary Supply, Inc.*	16,800	2,614,416

		11,075,016

Hotels, Restaurants & Leisure - 1.94%
Burger King Worldwide, Inc.	98,500	2,615,175
Cracker Barrel Old Country Store, Inc.	23,000	2,236,520

		4,851,695

Insurance - 5.73%
American Equity Investment Life Holding Co.	98,400	2,324,208
Genworth Financial, Inc., Class A*	143,600	2,546,028
Lincoln National Corp.	108,100	5,477,427
Navigators Group, Inc. (The)*	20,400	1,252,356
Prudential Financial, Inc.	31,900	2,700,335

		14,300,354

Internet Software & Services - 0.50%
EarthLink Holdings Corp.	346,200	1,249,782

IT Services - 2.87%
Alliance Data Systems Corp.*	10,100	2,751,745
Computer Sciences Corp.	46,000	2,797,720
Unisys Corp.*	53,400	1,626,564

		7,176,029

Life Sciences Tools & Services - 1.40%
Illumina, Inc.*	23,500	3,493,510

Machinery - 1.78%
Greenbrier Cos., Inc. (The)*	39,500	1,801,200

Industry Company	Shares	Value

Machinery (continued)
Rexnord Corp.*	90,800	$ 2,631,384

		4,432,584

Media - 0.53%
Scholastic Corp.	38,100	1,313,688

Multi-Utilities - 1.12%
Public Service Enterprise Group, Inc.	73,000	2,784,220

Oil, Gas & Consumable Fuels - 4.94%
Green Plains Renewable Energy, Inc.	87,900	2,633,484
Marathon Petroleum Corp.	29,000	2,524,160
Phillips 66	31,900	2,458,214
Tesoro Corp.	43,100	2,180,429
Valero Energy Corp.	47,900	2,543,490

		12,339,777

Paper & Forest Products - 1.89%
Clearwater Paper Corp.*	37,500	2,350,125
International Paper Co.	51,900	2,381,172

		4,731,297

Personal Products - 0.75%
Herbalife, Ltd.+	32,500	1,861,275

Pharmaceuticals - 2.20%
Actavis, PLC*	15,100	3,108,335
Salix Pharmaceuticals Ltd*	23,000	2,383,030

		5,491,365

Real Estate Management & Development - 1.07%
Brookfield Asset
Management, Class A	65,400	2,671,590

Road & Rail - 0.55%
Arkansas Best Corp.	37,400	1,381,930

Semiconductors & Semiconductor Equipment - 6.34%
Amkor Technology, Inc.*+	244,200	1,675,212
MagnaChip Semiconductor Corp.*	144,900	2,019,906
Marvell Technology Group, Ltd.	159,100	2,505,825
Micron Technology, Inc.*	224,400	5,309,304
Skyworks Solutions, Inc.*	66,600	2,498,832
Spansion, Inc., Class A*	105,000	1,829,100

		15,838,179

2	Quarterly Report | March 31, 2014 (Unaudited)

Bridgeway Aggressive Investors 1 Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of March 31, 2014 (Unaudited)

Industry Company		Shares	Value
Common Stocks (continued)
Software - 2.15%
Activision Blizzard, Inc.		145,400	$ 2,971,976
Electronic Arts, Inc.*		82,900	2,404,929

			5,376,905

Specialty Retail - 2.39%
Gap, Inc. (The)		89,000	3,565,340
PetSmart, Inc.		35,000	2,411,150

			5,976,490

Textiles, Apparel & Luxury Goods - 0.95%
Wolverine World Wide, Inc.		83,400	2,381,070

Thrifts & Mortgage Finance - 1.67%
Flagstar Bancorp, Inc.*		67,900	1,508,738
MGIC Investment Corp.*		312,500	2,662,500

			4,171,238

Trading Companies & Distributors - 1.47%
United Rentals, Inc.*		38,700	3,674,178

TOTAL COMMON STOCKS - 99.99%			249,730,089

(Cost $209,750,896)

	Rate^	Shares	Value
MONEY MARKET FUND - 1.12%
BlackRock FedFund	0.01%	2,793,855	2,793,855

TOTAL MONEY MARKET FUND - 1.12%			2,793,855

(Cost $2,793,855)

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 1.52%
BNY Mellon Overnight Government Fund**	0.01%	3,805,021	3,805,021

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 1.52%			3,805,021

(Cost $3,805,021)

TOTAL INVESTMENTS - 102.63%			$256,328,965
(Cost $216,349,772)
Liabilities in Excess of Other Assets - (2.63%)			(6,578,764)

NET ASSETS - 100.00%			$249,750,201

*      Non-income producing security.

**     This security represents the investment of the collateral received in connection with securities out on loan as of March 31, 2014.

^      Rate disclosed as of March 31, 2014.

+     This security or a portion of the security is out on loan as of March 31, 2014. Total loaned securities had a value of $3,703,220 at March 31, 2014.

PLC - Public Limited Company

Summary of inputs used to value the Fund’s investments as of 03/31/2014 is as follows (See Note 2 in Notes to Quarterly Schedule of Investments):

	Valuation Inputs
	Investment in Securities (Value)
		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Common Stocks	$249,730,089	$—	$ —	$249,730,089
Money Market Fund	—	2,793,855	—	2,793,855
Investments Purchased with Cash Proceeds From Securities Lending	—	3,805,021	—	3,805,021

TOTAL	$249,730,089	$6,598,876	$ —	$256,328,965

See Notes to Quarterly Schedule of Investments.

www.bridgeway.com	3

Bridgeway Ultra-Small Company Fund
SCHEDULE OF INVESTMENTS
Showing percentage of net assets as of March 31, 2014 (Unaudited)

Industry Company	Shares	Value
COMMON STOCKS - 99.69%
Aerospace & Defense - 1.08%
SIFCO Industries, Inc.	8,300	$253,399
Sparton Corp.*	48,200	1,411,296

		1,664,695

Air Freight & Logistics - 1.20%
Pacer International, Inc.*	178,600	1,600,256
Radiant Logistics, Inc.*	83,000	256,470

		1,856,726

Auto Components - 2.23%
China XD Plastics Co., Ltd.*	62,100	324,783
Shiloh Industries, Inc.*	33,400	592,516
Stoneridge, Inc.*	51,700	580,591
Strattec Security Corp.	13,900	1,003,997
Tower International, Inc.*	34,600	941,812

		3,443,699

Biotechnology - 2.84%
ARCA Biopharma, Inc.*+	120,000	223,200
Galena Biopharma, Inc.*+	538,100	1,345,250
OXiGENE, Inc.*+	78,600	293,178
QLT, Inc.+	85,400	474,824
Vanda Pharmaceuticals, Inc.*+	126,500	2,055,625

		4,392,077

Building Products - 0.11%
Alpha Pro Tech, Ltd.*	74,300	166,432

Capital Markets - 2.89%
Calamos Asset Management, Inc., Class A	66,500	859,845
FBR & Co.*	59,400	1,534,302
Full Circle Capital Corp.+	80,000	622,400
Manning & Napier, Inc.	50,800	851,916
Oppenheimer Holdings, Inc., Class A	21,000	589,050

		4,457,513

Chemicals - 0.76%
Chase Corp.	17,400	548,622
Gulf Resources, Inc.*	258,000	624,360

		1,172,982

Commercial Banks - 6.01%
1st United Bancorp, Inc.	37,200	284,952
AmeriServ Financial, Inc.	74,000	284,900
Codorus Valley Bancorp, Inc.+	7,500	157,125

Industry Company	Shares	Value

Commercial Banks (continued)
First Business Financial Services, Inc.	8,400	$396,312
First Community Bancshares, Inc.	35,500	580,780
Guaranty Bancorp	17,700	252,225
Heritage Commerce Corp.	29,000	233,740
Independent Bank Corp.*	156,700	2,033,966
Intervest Bancshares Corp.*	56,500	420,925
LCNB Corp.+	16,700	288,910
Metro Bancorp, Inc.*	38,700	818,118
Old Line Bancshares, Inc.	10,200	175,950
Old Second Bancorp, Inc.*+	60,100	276,460
Pacific Continental Corp.	43,000	591,680
Pacific Premier Bancorp, Inc.*	30,000	484,200
Peoples Bancorp, Inc.	21,800	539,114
Premier Financial Bancorp, Inc.	10,500	150,570
Royal Bancshares of Pennsylvania, Inc., Class A*	67,100	221,430
Shore Bancshares, Inc.*	17,000	161,670
Suffolk Bancorp*	17,400	388,020
Trico Bancshares	21,000	544,530

		9,285,577

Commercial Services & Supplies - 2.98%
ARC Document Solutions, Inc.*	200,000	1,488,000
Casella Waste Systems, Inc., Class A*	159,000	812,490
Cenveo, Inc.*+	485,300	1,475,312
Metalico, Inc.*	311,300	507,419
Pointer Telocation Ltd*	33,200	325,692

		4,608,913

Communications Equipment - 2.77%
Clearfield, Inc.*	83,000	1,916,470
Communications Systems, Inc.	2,300	29,601
Infosonics Corp.*+	71,100	248,850
Tessco Technologies, Inc.	49,100	1,834,376
UTStarcom Holdings Corp.*	91,066	247,699

		4,276,996

Computers & Peripherals - 2.11%
Concurrent Computer Corp.	172,100	1,406,057
Dot Hill Systems Corp.*	169,000	654,030
Novatel Wireless, Inc.*	153,900	270,864

4	Quarterly Report | March 31, 2014 (Unaudited)

Bridgeway Ultra-Small Company Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of March 31, 2014 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Computers & Peripherals (continued)
Smart Technologies, Inc., Class A*+	194,300	$ 930,697

		3,261,648

Construction & Engineering - 0.60%
Orion Marine Group, Inc.*	71,700	901,269
UniTek Global Services, Inc.*	15,700	28,574

		929,843

Diversified Financial Services - 0.88%
Gain Capital Holdings, Inc.	126,100	1,363,141

Diversified Telecommunication Services - 3.11%
Alaska Communications Systems Group, Inc.*	452,300	872,939
Cbeyond, Inc.*	171,800	1,245,550
FairPoint Communications Group, Inc.*+	175,000	2,380,000
PTGi Holding, Inc.+	83,500	304,775

		4,803,264

Electrical Equipment - 3.09%
Broadwind Energy, Inc.*	110,300	1,347,866
Espey Manufacturing & Electronics Corp.	5,700	155,325
Highpower International, Inc.*+	142,000	754,020
Lihua International, Inc.*+	115,800	568,578
Orion Energy Systems, Inc.*	150,000	1,087,500
Real Goods Solar, Inc., Class A*+	210,400	856,328

		4,769,617

Electronic Equipment, Instruments & Components - 3.22%
Agilysys, Inc.*	41,800	560,120
Iteris, Inc.*	70,500	139,590
LoJack Corp.*	100,000	570,000
NAPCO Security Technologies, Inc.*	37,600	249,288
Nortech Systems, Inc.*	28,000	139,720
PCM, Inc.*	33,700	329,586
Perceptron, Inc.	111,700	1,354,921
Planar Systems, Inc.*	57,600	118,080
SMTC Corp.*	74,000	147,260
Speed Commerce, Inc.*	317,900	1,157,156
Wayside Technology Group, Inc.	10,100	200,384

		4,966,105

Industry Company	Shares	Value

Energy Equipment & Services - 0.61%
Forbes Energy Services, Ltd.*	47,900	$189,205
North American Energy Partners, Inc.	105,100	756,720

		945,925

Food & Staples Retailing - 0.89%
G. Willi-Food International, Ltd.*+	36,500	281,050
Pantry, Inc. (The)*	71,400	1,095,276

		1,376,326

Food Products - 1.44%
Inventure Foods, Inc.*	69,750	975,105
Omega Protein Corp.*	93,600	1,129,752
SkyPeople Fruit Juice, Inc.*	62,500	115,625

		2,220,482

Gas Utilities - 0.40%
Gas Natural, Inc.+	60,600	611,454

Health Care Equipment & Supplies - 0.69%
Digirad Corp.	205,500	704,865
Kewaunee Scientific Corp.	10,000	163,000
MGC Diagnostics Corp.	18,200	203,112

		1,070,977

Health Care Providers & Services - 6.90%
Addus HomeCare Corp.*	122,900	2,832,845
Alliance HealthCare Services, Inc.*	58,000	1,944,740
BioTelemetry, Inc.*	181,600	1,832,344
Five Star Quality Care, Inc.*	214,900	1,044,414
InfuSystems Holdings, Inc.*	61,200	170,748
Providence Service Corp. (The)*	62,700	1,773,156
RadNet, Inc.*	171,600	487,344
Skilled Healthcare Group, Inc., Class A*	109,300	576,011

		10,661,602

Hotels, Restaurants & Leisure - 1.89%
Carrols Restaurant Group, Inc.*	65,000	466,050
Famous Dave’s of America, Inc.*	56,200	1,375,776
Frisch’s Restaurants, Inc.	6,400	151,488
Full House Resorts, Inc.*	90,100	195,517
Isle of Capri Casinos, Inc.*	70,000	536,900

www.bridgeway.com	5

Bridgeway Ultra-Small Company Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of March 31, 2014 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Hotels, Restaurants & Leisure (continued)
MTR Gaming Group, Inc.*	39,000	$ 200,070

		2,925,801

Household Durables - 2.06%
Bassett Furniture Industries, Inc.	46,100	684,585
Dixie Group, Inc. (The)*	99,400	1,632,148
Flexsteel Industries, Inc.	23,100	869,022

		3,185,755

Household Products - 0.95%
Orchids Paper Products Co.	48,100	1,471,860

Insurance - 6.38%
Atlas Financial Holdings, Inc.*	25,200	344,988
CNinsure, Inc. - ADR*	130,000	975,000
Federated National Holding Co.	146,000	2,674,720
First Acceptance Corp.*	91,900	228,831
Hallmark Financial Services, Inc.*	52,000	432,120
Independence Holding Co.	10,100	135,542
United Insurance Holdings Corp.	163,000	2,381,430
Universal Insurance Holdings, Inc.	211,700	2,688,590

		9,861,221

Internet & Catalog Retail - 0.39%
ValueVision Media, Inc., Class A*	122,400	594,864

Internet Software & Services - 1.30%
Autobytel, Inc.*	25,600	318,208
BroadVision, Inc.*+	72,749	804,604
TheStreet, Inc.	113,700	297,894
Tucows, Inc., Class A*	47,000	594,550

		2,015,256

IT Services - 3.25%
CSP, Inc.	16,800	131,040
Edgewater Technology, Inc.*	38,300	273,845
Hackett Group, Inc. (The)	51,400	307,372
Information Services Group, Inc.*	346,100	1,699,351
ModusLink Global Solutions, Inc.*	173,800	735,174
NCI, Inc., Class A*	85,000	903,550
Pfsweb, Inc.*	60,200	541,198
StarTek, Inc.*	62,100	427,869

		5,019,399

Industry Company	Shares	Value

Leisure Equipment & Products - 0.14%
Summer Infant, Inc.*	100,000	$209,000

Life Sciences Tools & Services - 1.78%
Albany Molecular Research, Inc.*+	147,900	2,749,461

Machinery - 4.85%
Cleantech Solutions International, Inc.*+	47,900	307,039
Commercial Vehicle Group, Inc.*	146,800	1,338,816
L.S. Starrett Co., Class A (The)	18,200	289,926
Lydall, Inc.*	39,600	905,652
Manitex International, Inc.*	119,100	1,941,330
MFRI, Inc.*	30,100	409,661
NN, Inc.	69,700	1,373,090
Xerium Technologies, Inc.*	57,600	924,480

		7,489,994

Marine - 0.42%
International Shipholding Corp.	22,000	647,680

Media - 3.10%
Emmis Communications Corp., Class A*	185,000	592,000
FAB Universal Corp.*Δ+	285,500	356,875
Lee Enterprises, Inc.*+	354,800	1,585,956
McClatchy Co., Class A (The)*+	270,000	1,733,400
Reading International, Inc., Class A*	34,800	255,084
Salem Communications Corp., Class A	26,600	265,734

		4,789,049

Metals & Mining - 2.17%
Asanko Gold, Inc.*	143,000	296,010
General Steel Holdings, Inc.*	61,000	72,590
Noranda Aluminum Holding Corp.	383,100	1,574,541
Olympic Steel, Inc.	40,600	1,165,220
Sutor Technology Group, Ltd.*	135,200	244,712

		3,353,073

Multiline Retail - 1.10%
Bon-Ton Stores, Inc. (The)+	154,800	1,699,704

6	Quarterly Report | March 31, 2014 (Unaudited)

Bridgeway Ultra-Small Company Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of March 31, 2014 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels - 9.20%
Adams Resources & Energy, Inc.	12,600	$ 729,792
BioFuel Energy Corp.*+	49,000	357,700
Endeavour International Corp.*+	150,000	487,500
Green Plains Renewable Energy, Inc.	58,500	1,752,660
James River Coal Co.*+	444,800	333,556
Pacific Ethanol, Inc.*+	246,000	3,827,760
Quicksilver Resources, Inc.*+	909,100	2,390,933
Renewable Energy Group, Inc.*	61,100	731,978
REX American Resources Corp.*	19,800	1,129,590
Warren Resources, Inc.*	375,700	1,803,360
Westmoreland Coal Co.*	22,200	661,116

		14,205,945

Personal Products - 0.43%
Nutraceutical International Corp.*	25,300	657,547

Pharmaceuticals - 0.14%
Transcept Pharmaceuticals, Inc.*+	70,000	215,600

Professional Services - 0.52%
VSE Corp.	15,200	801,040

Road & Rail - 1.74%
Covenant Transportation Group, Inc., Class A*	74,700	754,470
P.A.M. Transportation Services, Inc.*	21,800	433,384
USA Truck, Inc.*	101,500	1,494,080

		2,681,934

Semiconductors & Semiconductor Equipment - 2.04%
Actions Semiconductor Co., Ltd. - ADR*	58,000	143,260
Alpha & Omega Semiconductor, Ltd.*	50,000	368,000
Amtech Systems, Inc.*	31,800	387,006
Cascade Microtech, Inc.*	51,500	520,150
MaxLinear, Inc., Class A*	130,600	1,238,088
NeoPhotonics Corp.*	63,200	501,176

		3,157,680

Industry Company		Shares	Value

Software - 1.60%
Cinedigm Corp., Class A*		540,300	$ 1,383,168
ePlus, Inc.*		15,700	875,432
Evolving Systems, Inc.		23,300	209,933

			2,468,533

Specialty Retail - 5.04%
Christopher & Banks Corp.*		350,200	2,314,822
Citi Trends, Inc.*		37,000	602,730
RadioShack Corp.*+		547,000	1,159,640
TravelCenters of America LLC*		150,200	1,224,130
Zale Corp.*		118,700	2,482,017

			7,783,339

Textiles, Apparel & Luxury Goods - 0.44%
Crown Crafts, Inc.		20,500	163,180
Culp, Inc.		26,300	519,162

			682,342

Thrifts & Mortgage Finance - 1.56%
Alliance Bancorp, Inc. of Pennsylvania		24,400	374,540
Fox Chase Bancorp, Inc.		21,000	353,850
HMN Financial, Inc.*		43,800	431,430
IMPAC Mortgage Holdings, Inc.*+		56,800	340,232
Laporte Bancorp, Inc.		7,400	79,920
Territorial Bancorp, Inc.		30,900	667,440
United Community Bancorp		14,000	159,600

			2,407,012

Trading Companies & Distributors - 0.39%
EnviroStar, Inc.+		35,000	115,150
Willis Lease Finance Corp.*		23,800	487,186

			602,336

TOTAL COMMON STOCKS - 99.69%			153,981,419

(Cost $120,317,316)

	Rate^	Shares	Value

MONEY MARKET FUND - 0.00%
BlackRock FedFund	0.01%	468	468

TOTAL MONEY MARKET FUND - 0.00%			468

(Cost $468)

www.bridgeway.com	7

Bridgeway Ultra-Small Company Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of March 31, 2014 (Unaudited)

	Rate^	Shares	Value
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 14.56%
BNY Mellon Overnight Government Fund**	0.01%	22,490,979	$ 22,490,979

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 14.56%			22,490,979

(Cost $ 22,490,979)

TOTAL INVESTMENTS - 114.25%			176,472,866

(Cost $ 142,808,763)
Liabilities in Excess of Other Assets - (14.25%)			(22,016,689)

NET ASSETS - 100.00%			$154,456,177

*	Non-income producing security.
**	This security represents the investment of the collateral received in connection with securities out on loan as of March 31, 2014.
^	Rate disclosed as of March 31, 2014.
Δ	Security was fair valued under procedures adopted by the Board of Directors (see Note 2).
+	This security or a portion of the security is out on loan as of March 31, 2014. Total loaned securities had a value of $21,577,587 at March 31, 2014.

ADR - American Depositary Receipt

LLC - Limited Liability Company

Summary of inputs used to value the Fund’s investments as of 03/31/2014 is as follows (See Note 2 in Notes to Quarterly Schedule of Investments):

	Valuation Inputs
	Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$153,624,544	$—	$356,875	$153,981,419
Money Market Fund	—	468	—	468
Investments Purchased with Cash Proceeds From Securities Lending	—	22,490,979	—	22,490,979

TOTAL	$153,624,544	$22,491,447	$356,875	$176,472,866

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
	Investment in Securities (Value)
	Common Stocks	Total
Balance as of 06/30/2013	$—	$—
Purchases	—	—
Sales	—	—
Realized gain/(loss)	—	—
Change in unrealized appreciation/ (depreciation)	(1,075,515)	(1,075,515)
Transfers in1,2	1,432,390	1,432,390
Transfers out	—	—

Balance as of 03/31/2014	$356,875	$356,875

Net change in unrealized appreciation (depreciation) from investments held as of 03/31/2014[1]	$(1,075,515)	$(1,075,515)

[1]   Transfers in represent the value as of the beginning of the reporting period, for any investment security where significant transfers in the pricing level occurred during the period. The purchase value is used in situations where the investment was not held as of the beginning of the period.

[2]   Transfer took place as a result of a trading halt.

See Notes to Quarterly Schedule of Investments.

8	Quarterly Report | March 31, 2014 (Unaudited)

Bridgeway Ultra-Small Company Market Fund
SCHEDULE OF INVESTMENTS
Showing percentage of net assets as of March 31, 2014 (Unaudited)

Industry Company	Shares	Value
COMMON STOCKS - 99.58%
Aerospace & Defense - 1.02%
CPI Aerostructures, Inc.*	31,479	$409,227
Ducommun, Inc.*	25,300	634,018
Erickson Air-Crane, Inc.*+	26,000	502,060
Innovative Solutions & Support, Inc.*	63,454	477,809
LMI Aerospace, Inc.*+	21,400	301,740
Sparton Corp.*	63,300	1,853,424
Sypris Solutions, Inc.	78,400	217,168
Tel-Instrument Electronics Corp.*	15,000	66,300

		4,461,746

Air Freight & Logistics - 0.30%
Pacer International, Inc.*	104,900	939,904
Radiant Logistics, Inc.*+	125,000	386,250

		1,326,154

Airlines - 0.12%
Republic Airways Holdings, Inc.*	57,487	525,431

Auto Components - 1.21%
China XD Plastics Co., Ltd.*	141,000	737,430
Fuel Systems Solutions, Inc.*	36,000	387,360
Shiloh Industries, Inc.*	51,250	909,175
SORL Auto Parts, Inc.*+	109,900	409,927
Spartan Motors, Inc.	169,800	872,772
Stoneridge, Inc.*	18,244	204,880
Strattec Security Corp.	24,100	1,740,743
UQM Technologies, Inc.*	9,600	25,344

		5,287,631

Automobiles - 0.27%
Kandi Technologies Group, Inc.*+	71,500	1,172,600

Beverages - 0.46%
Craft Brew Alliance, Inc.*+	92,200	1,407,894
MGP Ingredients, Inc.	25,862	174,568
Primo Water Corp.*+	112,930	439,298

		2,021,760

Biotechnology - 4.88%
Ambit Bioscience Corp.*+	45,100	411,312
Amicus Therapeutics, Inc.*	115,000	238,050
Anacor Pharmaceuticals, Inc.*+	52,500	1,050,525
Arqule, Inc.*	340,000	697,000
BioCryst Pharmaceuticals, Inc.*+	31,664	335,005
BioSpecifics Technologies Corp.*	22,314	578,379

Industry Company	Shares	Value

Biotechnology (continued)
Biota Pharmaceuticals, Inc.*+	79,899	$488,183
BioTime, Inc.*+	123,800	407,302
Cellular Dynamics International, Inc.*+	25,000	373,250
ChemoCentryx, Inc.*+	120,000	795,600
Codexis, Inc.*	150,500	307,020
Conatus Pharmaceuticals, Inc.*+	20,000	162,700
Curis, Inc.*+	246,852	696,123
Cytokinetics, Inc.*	53,633	509,513
Cytori Therapeutics, Inc.*+	200,000	540,000
Durata Therapeutics, Inc.*Δ+	76,150	1,127,781
Esperion Therapeutics, Inc.*+	25,000	378,000
Fibrocell Science, Inc.*+	87,900	459,717
Five Prime Therapeutics, Inc.*+	24,000	471,840
Geron Corp.*	125,000	260,000
Harvard Apparatus Regenerative Technology, Inc.*	41,754	378,709
ImmunoCellular Therapeutics, Ltd.*+	70,000	85,400
Immunomedics, Inc.*+	222,900	938,409
Inovio Pharmaceuticals, Inc.*+	30,000	99,900
Medgenics, Inc.*+	61,000	425,780
MediciNova, Inc.*	40,000	82,800
Nanosphere, Inc.*	308,000	662,200
NanoViricides, Inc.*+	100,000	320,000
Neuralstem, Inc.*+	130,000	544,700
Onconova Therapeutics, Inc.*+	35,000	221,900
Oncothyreon, Inc.*+	224,988	672,714
OvaScience, Inc.*	25,000	223,500
PharmAthene, Inc.*+	178,826	327,252
Progenics Pharmaceuticals, Inc.*	72,400	296,116
Repligen Corp.*	74,500	958,070
Rexahn Pharmaceuticals, Inc.*	180,000	194,400
Rigel Pharmaceuticals, Inc.*	135,800	526,904
SIGA Technologies, Inc.*+	148,700	460,970
Synthetic Biologics, Inc.*+	40,000	102,800
Targacept, Inc.*	103,900	493,525
Vanda Pharmaceuticals, Inc.*+	87,592	1,423,370
Verastem, Inc.*+	50,000	539,500
Vical, Inc.*	84,976	109,619
XOMA Corp.*+	190,000	989,900

		21,365,738

www.bridgeway.com	9

Bridgeway Ultra-Small Company Market Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of March 31, 2014 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Building Products - 0.57%
Alpha Pro Tech, Ltd.*	106,700	$239,008
Insteel Industries, Inc.	25,700	505,519
Patrick Industries, Inc.*	39,800	1,764,334

		2,508,861

Capital Markets - 3.53%
Arlington Asset Investment Corp., Class A+	27,400	725,552
Calamos Asset Management, Inc., Class A	53,500	691,755
Diamond Hill Investment Group, Inc.	5,600	736,064
FBR & Co.*	43,175	1,115,210
Fidus Investment Corp.+	36,000	695,160
Gladstone Capital Corp.+	78,700	793,296
Gladstone Investment Corp.	56,400	466,428
Gleacher & Co., Inc.*	10,000	113,900
Harris & Harris Group, Inc.*	78,000	270,660
Institutional Financial Markets, Inc.	30,000	63,000
JMP Group, Inc.	96,851	688,611
KCAP Financial, Inc.	93,900	813,174
Manning & Napier, Inc.	44,100	739,557
MCG Capital Corp.	95,000	360,050
Medallion Financial Corp.	86,711	1,145,452
MVC Capital, Inc.	58,400	791,320
NGP Capital Resources Co.+	93,900	634,764
Oppenheimer Holdings, Inc., Class A	70,650	1,981,733
PennantPark Floating Rate Capital, Ltd.+	23,000	317,860
Pzena Investment Management, Inc., Class A	52,800	621,456
Solar Senior Capital, Ltd.	27,200	465,392
SWS Group, Inc.*	166,800	1,247,664

		15,478,058

Chemicals - 1.44%
Arabian American Development Co.*	74,649	809,942
BioAmber, Inc.*+	20,000	228,800
Chase Corp.	27,800	876,534
China Green Agriculture, Inc.*+	80,000	231,200

Core Molding Technologies, Inc.*	45,100	564,652
Gulf Resources, Inc.*	232,850	563,497
KMG Chemicals, Inc.	40,100	628,768
Landec Corp.*	89,200	995,472

Industry Company	Shares	Value

Chemicals (continued)
Marrone Bio Innovations, Inc.*+	35,000	$488,950
Northern Technologies International Corp.*	11,900	253,470
Penford Corp.*	47,200	677,792

		6,319,077

Commercial Banks - 13.17%
1st Constitution Bancorp*	11,550	119,196
1st United Bancorp, Inc.	104,600	801,236
Access National Corp.	33,500	543,035
American National Bankshares, Inc.	22,100	519,792
American River Bankshares*	56,000	516,880
AmeriServ Financial, Inc.	155,671	599,333
Anchor Bancorp, Inc.*+	10,000	185,100
Arrow Financial Corp.+	23,300	616,052
Bank of Commerce Holdings	87,441	588,478
Bank of Kentucky Financial Corp.	16,100	604,394
Bar Harbor Bankshares	12,000	460,200
BCB Bancorp, Inc.	23,500	307,380
Berkshire Bancorp, Inc.	56,132	404,150
Bridge Bancorp, Inc.	30,000	801,300
Bridge Capital Holdings*	36,800	874,368
C&F Financial Corp.+	14,586	483,380
Camden National Corp.	11,800	486,160
Capital City Bank Group, Inc.	50,390	669,179
Carolina Bank Holdings, Inc.*	27,000	276,210
Center Bancorp, Inc.+	49,217	935,123
Centerstate Banks, Inc.	76,866	839,377
Century Bancorp, Inc., Class A	23,272	793,808
Chemung Financial Corp.+	19,648	532,854
Citizens Holding Co.	20,670	382,808
CNB Financial Corp.	42,200	746,096
Codorus Valley Bancorp, Inc.	12,600	263,970
Colony Bankcorp, Inc.*	16,668	98,341
Community West Bancshares*	19,266	133,899
ConnectOne Bancorp, Inc.*	12,000	587,520
Eastern Virginia Bankshares, Inc.*	20,536	132,457
Enterprise Bancorp, Inc.	9,502	193,271
Enterprise Financial Services Corp.	49,800	999,486
Evans Bancorp, Inc.	16,701	375,772

10	Quarterly Report | March 31, 2014 (Unaudited)

Bridgeway Ultra-Small Company Market Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of March 31, 2014 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Commercial Banks (continued)
Farmers Capital Bank Corp.*	67,149	$1,508,167
Fidelity Southern Corp.	36,074	503,954
Financial Institutions, Inc.	34,700	798,794
First Bancorp	49,000	931,000
First Bancorp, Inc.	33,300	542,790
First Bancshares, Inc.+	12,794	185,385
First Business Financial Services, Inc.	18,354	865,942
First Community Bancshares, Inc.	70,000	1,145,200
First Connecticut Bancorp, Inc.	36,400	570,024
First South Bancorp, Inc.	33,322	289,568
First United Corp.*	9,200	69,184
First West Virginia Bancorp+	8,100	157,221
Firstbank Corp.	13,192	246,295
German American Bancorp, Inc.	23,731	685,589
Guaranty Bancorp	61,440	875,520
Hampton Roads Bankshares, Inc.*	420,325	668,317
Heritage Commerce Corp.	93,480	753,449
Heritage Financial Corp.	40,560	686,275
Home Federal Bancorp, Inc.	34,800	541,488
Horizon Bancorp	23,500	523,580
Independent Bank Corp.*	70,000	908,600
Intervest Bancshares Corp.*	78,212	582,679
Landmark Bancorp, Inc.	10,510	204,525
LNB Bancorp, Inc.	36,700	419,114
Macatawa Bank Corp.+	81,291	409,707
MainSource Financial Group, Inc.	25,650	438,615
MBT Financial Corp.*	53,906	265,217
Mercantile Bank Corp.	26,700	550,554
Merchants Bancshares, Inc.	28,700	935,907
Metro Bancorp, Inc.*	40,600	858,284
MidSouth Bancorp, Inc.	35,900	604,197
MidWestOne Financial Group, Inc.	31,300	790,012
MutualFirst Financial, Inc.	9,849	187,032
New Century Bancorp, Inc.*	10,076	70,532
NewBridge Bancorp*	86,806	619,795
North Valley Bancorp*	24,378	589,460
Northeast Bancorp	35,000	327,600
Northrim BanCorp, Inc.	34,700	891,443
Ohio Valley Banc Corp.	19,500	429,000
Old Second Bancorp, Inc.*+	15,000	69,000
OmniAmerican Bancorp, Inc.	25,000	569,750
Pacific Continental Corp.	53,611	737,687
Pacific Mercantile Bancorp*	67,893	421,616

Industry Company	Shares	Value

Commercial Banks (continued)
Pacific Premier Bancorp, Inc.*	48,500	$782,790
Park Sterling Corp.	120,700	802,655
Peapack Gladstone Financial Corp.	49,777	1,095,094
Penns Woods Bancorp, Inc.+	16,400	799,992
Peoples Bancorp of North Carolina, Inc.	34,901	544,456
Peoples Bancorp, Inc.	28,400	702,332
Preferred Bank*	33,680	874,333
Premier Financial Bancorp, Inc.	43,837	628,623
QCR Holdings, Inc.	13,200	226,512
Republic First Bancorp, Inc.*	83,000	319,550
Royal Bancshares of Pennsylvania, Inc., Class A*	35,398	116,813
Salisbury Bancorp, Inc.	2,366	63,882
SB Financial Group, Inc.	9,641	80,502
Seacoast Banking Corp. of Florida*	67,355	740,905
Shore Bancshares, Inc.*	25,000	237,750
Sierra Bancorp	42,900	682,968
Southcoast Financial Corp.*	49,500	360,855
Southern First Bancshares, Inc.*	32,215	446,822
Southern National Bancorp of Virginia, Inc.+	70,892	722,389
Southwest Bancorp, Inc.	73,100	1,290,946
Suffolk Bancorp*	37,000	825,100
Sun Bancorp, Inc.*	221,200	743,232
Univest Corp. of Pennsylvania	21,000	430,920
Washington Banking Co.	74,300	1,321,054
West Bancorporation, Inc.	48,200	732,158
Yadkin Financial Corp.*+	38,500	824,285

		57,695,591

Commercial Services & Supplies - 1.22%
AMREP Corp.*+	27,000	170,640
ARC Document Solutions, Inc.*	50,000	372,000
Casella Waste Systems, Inc., Class A*	202,656	1,035,572
Cenveo, Inc.*	210,600	640,224
Courier Corp.	51,100	786,940
Ecology & Environment, Inc., Class A	3,000	28,740
Fuel Tech, Inc.*+	65,000	325,000
Heritage-Crystal Clean, Inc.*	23,000	416,990
Intersections, Inc.	78,184	461,286

www.bridgeway.com	11

Bridgeway Ultra-Small Company Market Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of March 31, 2014 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Commercial Services & Supplies (continued)
Metalico, Inc.*	366,002	$ 596,583
TRC Cos., Inc.*	65,600	436,240
Versar, Inc.*	22,000	88,000

		5,358,215

Communications Equipment - 2.36%
Aviat Networks, Inc.*	446,485	709,911
Bel Fuse, Inc., Class B	25,100	549,690
Clearfield, Inc.*	48,300	1,115,247
Communications Systems, Inc.	28,900	371,943
Digi International, Inc.*	70,000	710,500
Emcore Corp.*+	23,052	116,413
KVH Industries, Inc.*	60,410	794,996
Meru Networks, Inc.*+	56,450	254,589
Numerex Corp., Class A*	49,350	539,395
Oclaro, Inc.*	309,600	959,760
PC-Tel, Inc.	87,800	766,494
Procera Networks, Inc.*	54,600	567,294
RELM Wireless Corp.*	16,372	51,572
ShoreTel, Inc.*	137,000	1,178,200
Tessco Technologies, Inc.	24,500	915,320
Westell Technologies, Inc., Class A*	205,000	756,450

		10,357,774

Computers & Peripherals - 1.64%
Astro-Med, Inc.	32,800	387,696
Avid Technology, Inc.*	66,000	402,600
Concurrent Computer Corp.	55,600	454,252
Datalink Corp.*	71,750	999,477
Dot Hill Systems Corp.*	269,400	1,042,578
Hutchinson Technology, Inc.*	150,000	424,500
Imation Corp.*	146,100	842,997
Immersion Corp.*	62,900	663,595
Novatel Wireless, Inc.*	78,800	138,688
Quantum Corp.*	350,100	427,122
Qumu Corp.*	36,400	582,400
Transact Technologies, Inc.	49,481	568,537
USA Technologies, Inc.*	111,400	231,712

		7,166,154

Construction & Engineering - 1.13%
Argan, Inc.	44,700	1,328,931
Furmanite Corp.*	160,500	1,576,110
Northwest Pipe Co.*	29,100	1,052,256
Orion Marine Group, Inc.*	2,600	32,682
Pike Corp.*	45,000	484,200

Industry Company	Shares	Value

Construction & Engineering (continued)
Sterling Construction Co., Inc.*	49,950	$433,066
Willdan Group, Inc.*	5,211	23,606

		4,930,851

Construction Materials - 0.23%
United States Lime & Minerals, Inc.	18,300	1,030,290

Consumer Finance - 0.45%
Asta Funding, Inc.*	122,300	1,011,421
Atlanticus Holdings Corp.*+	63,961	146,471
Consumer Portfolio Services, Inc.*	97,650	667,926
QC Holdings, Inc.	56,600	131,878

		1,957,696

Containers & Packaging - 0.16%
AEP Industries, Inc.*	19,000	704,900

Distributors - 0.34%
AMCON Distributing Co.	2,300	196,535
VOXX International Corp.*	94,001	1,285,934

		1,482,469

Diversified Consumer Services - 0.70%
Cambium Learning Group, Inc.*	37,250	80,088
Career Education Corp.*	92,550	690,423
Carriage Services, Inc.+	33,700	614,688
Collectors Universe, Inc.+	26,360	496,095
Corinthian Colleges, Inc.*+	253,200	349,416
Learning Tree International, Inc.*	75,400	244,296
Lincoln Educational Services Corp.	78,400	295,568
Universal Technical Institute, Inc.	23,700	306,915

		3,077,489

Diversified Financial Services - 0.78%
California First National Bancorp	30,800	472,780
Gain Capital Holdings, Inc.	94,400	1,020,464
Marlin Business Services Corp.	29,500	613,895
MicroFinancial, Inc.	73,200	576,084

12	Quarterly Report | March 31, 2014 (Unaudited)

Bridgeway Ultra-Small Company Market Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of March 31, 2014 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Diversified Financial Services (continued)
Resource America, Inc., Class A	83,600	$ 716,452

		3,399,675

Diversified Telecommunication Services - 1.57%
Alaska Communications Systems Group, Inc.*	303,000	584,790
Cbeyond, Inc.*	90,050	652,863
Hawaiian Telcom Holdco, Inc.*	24,686	703,304
HickoryTech Corp.	53,645	686,120
IDT Corp., Class B	50,567	842,446
Inteliquent, Inc.	100,000	1,453,000
Lumos Networks Corp.	35,000	467,950
ORBCOMM, Inc.*	171,000	1,171,350
Straight Path Communications, Inc., Class B*	42,470	312,579

		6,874,402

Electrical Equipment - 1.10%
Allied Motion Technologies, Inc.	17,650	204,564
Enphase Energy, Inc.*+	60,000	441,600
Espey Manufacturing & Electronics Corp.	5,000	136,250
Global Power Equipment Group, Inc.	26,972	536,473
LSI Industries, Inc.	84,000	687,960
Magnetek, Inc.*	10,000	190,000
PowerSecure International, Inc.*	92,000	2,156,480
SL Industries, Inc.*	18,200	446,992

		4,800,319

Electronic Equipment, Instruments & Components - 3.37%
Agilysys, Inc.*	62,200	833,480
Audience, Inc.*	38,000	475,000
ChyronHego Corp.*	53,000	146,810
Document Security Systems, Inc.*+	182,000	232,960
Echelon Corp.*	229,062	636,792
Electro Scientific Industries, Inc.	71,000	699,350
eMagin Corp.*	56,300	141,876
Frequency Electronics, Inc.*	60,100	649,681
ID Systems, Inc.*	83,000	471,440
IEC Electronics Corp.*	64,500	288,960
Iteris, Inc.*	172,520	341,590
Key Tronic Corp.*	37,200	387,624
LoJack Corp.*	77,150	439,755

Industry Company	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Maxwell Technologies, Inc.*+	57,700	$745,484
Mesa Laboratories, Inc.	9,830	887,158
MOCON, Inc.	12,000	200,160
NAPCO Security Technologies, Inc.*	110,000	729,300
Netlist, Inc.*	63,100	119,890
PAR Technology Corp.*	67,000	327,630
PCM, Inc.*	74,200	725,676
Perceptron, Inc.	23,000	278,990
Planar Systems, Inc.*	75,000	153,750
Pulse Electronics Corp.*+	10,000	38,500
Radisys Corp.*	70,000	251,300
RF Industries, Ltd.	35,000	228,200
Richardson Electronics, Ltd.	60,011	645,718
SMTC Corp.*	85,000	169,150
Speed Commerce, Inc.*	230,600	839,384
Viasystems Group, Inc.*	70,900	887,668
Vishay Precision Group, Inc.*	56,900	988,922
Wayside Technology Group, Inc.	10,000	198,400
Zygo Corp.*	39,200	595,448

		14,756,046

Energy Equipment & Services - 1.68%
Bolt Technology Corp.	65,663	1,298,157
Cal Dive International, Inc.*+	345,300	587,010
Dawson Geophysical Co.	46,990	1,316,190
Forbes Energy Services, Ltd.*	123,000	485,850
Global Geophysical Services, Inc.*	104,528	12,533
GreenHunter Resources, Inc.*	199,000	192,612
Gulf Island Fabrication, Inc.	49,000	1,058,890
Mitcham Industries, Inc.*	46,300	645,422
Natural Gas Services Group, Inc.*	37,600	1,133,264
TGC Industries, Inc.*	104,737	623,185

		7,353,113

Food & Staples Retailing - 0.42%
Ingles Markets, Inc., Class A	35,800	852,756
Pantry, Inc. (The)*	45,000	690,300
Roundy’s, Inc.+	44,041	303,002

		1,846,058

www.bridgeway.com	13

Bridgeway Ultra-Small Company Market Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of March 31, 2014 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Food Products - 1.44%
Alico, Inc.	14,200	$ 535,340
Farmer Bros. Co.*	42,500	837,250
Griffin Land & Nurseries, Inc.	13,300	402,192
Inventure Foods, Inc.*	44,000	615,120
John B. Sanfilippo & Son, Inc.	33,900	780,378
Liberator Medical Holdings, Inc.+	111,200	437,016
Lifeway Foods, Inc.+	95,302	1,400,939
Limoneira Co.+	20,000	453,600
Omega Protein Corp.*	69,800	842,486

		6,304,321

Gas Utilities - 0.16%
Delta Natural Gas Co., Inc.	20,000	414,400
Gas Natural, Inc.+	30,300	305,727

		720,127

Health Care Equipment & Supplies - 2.92%
Alphatec Holdings, Inc.*	201,399	302,099
Anika Therapeutics, Inc.*	33,439	1,374,343
AtriCure, Inc.*	108,200	2,035,242
Baxano Surgical, Inc.*+	204,500	220,860
CryoLife, Inc.	107,270	1,068,409
Cutera, Inc.*	45,200	505,788
Exactech, Inc.*	25,000	564,000
Hansen Medical, Inc.*+	277,065	720,369
Kewaunee Scientific Corp.	7,700	125,510
LeMaitre Vascular, Inc.	50,000	403,500
Medical Action Industries, Inc.*	65,500	456,535
Navidea Biopharmaceuticals, Inc.*+	390,480	722,388
RTI Surgical, Inc.*+	125,000	510,000
SurModics, Inc.*	18,500	418,100
Utah Medical Products, Inc.	35,900	2,076,097
Vascular Solutions, Inc.*	49,300	1,291,167

		12,794,407

Health Care Providers & Services - 2.19%
Addus HomeCare Corp.*	25,000	576,250
Alliance HealthCare Services, Inc.*	24,700	828,191
Almost Family, Inc.*	24,400	563,640
BioTelemetry, Inc.*	137,700	1,389,393
Chindex International, Inc.*	72,700	1,387,116
Cross Country Healthcare, Inc.*	71,000	572,970
Five Star Quality Care, Inc.*	116,900	568,134

InfuSystems Holdings, Inc.*	75,000	209,250
LCA-Vision, Inc.*	84,000	449,400

Industry Company	Shares	Value

Health Care Providers & Services (continued)
PDI, Inc.*	55,000	$251,900
Providence Service Corp. (The)*	67,100	1,897,588
RadNet, Inc.*	89,800	255,032
Skilled Healthcare Group, Inc., Class A*	119,798	631,335

		9,580,199

Hotels, Restaurants & Leisure - 3.07%
Ambassadors Group, Inc.	24,072	95,325
Ark Restaurants Corp.	9,900	217,899
Bravo Brio Restaurant Group, Inc.*	45,000	634,950
Carrols Restaurant Group, Inc.*	68,100	488,277
Dover Downs Gaming & Entertainment, Inc.*	152,580	234,973
Einstein Noah Restaurant Group, Inc.	18,581	305,843
Famous Dave’s of America, Inc.*	128,800	3,153,024
Frisch’s Restaurants, Inc.	26,100	617,787
Gaming Partners International Corp.*	56,300	519,649
Isle of Capri Casinos, Inc.*	114,000	874,380
Jamba, Inc.*	30,662	367,791
Kona Grill, Inc.*	67,500	1,374,975
Lakes Entertainment, Inc.*	84,600	423,000
Luby’s, Inc.*	77,100	474,936
Monarch Casino & Resort, Inc.*	42,877	794,511
Morgans Hotel Group Co.*	84,300	677,772
MTR Gaming Group, Inc.*	61,480	315,392
Nathan’s Famous, Inc.*	12,000	587,880
Nevada Gold & Casinos, Inc.*	120,000	139,200
Premier Exhibitions, Inc.*	200,000	186,400
Red Lion Hotels Corp.*	74,900	436,667
Town Sports International Holdings, Inc.	61,087	518,629

		13,439,260

Household Durables - 1.73%
Bassett Furniture Industries, Inc.	74,200	1,101,870
Cobra Electronics Corp.*	30,000	99,300
CSS Industries, Inc.	32,700	882,900
Dixie Group, Inc. (The)*	32,250	529,545
Emerson Radio Corp.*	124,800	259,584
EveryWare Global, Inc.*+	50,750	231,420
Flexsteel Industries, Inc.	27,050	1,017,621
Hooker Furniture Corp.	53,300	834,678

14	Quarterly Report | March 31, 2014 (Unaudited)

Bridgeway Ultra-Small Company Market Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of March 31, 2014 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Household Durables (continued)
Kid Brands, Inc.*	236,400	$82,740
Lifetime Brands, Inc.	65,000	1,160,900
P&F Industries, Inc., Class A*	10,500	82,110
Stanley Furniture Co., Inc.*	107,783	295,325
Universal Electronics, Inc.*	14,617	561,147
Zagg, Inc.*+	100,000	462,000

		7,601,140

Household Products - 0.30%
Oil-Dri Corp. of America	20,800	718,432
Orchids Paper Products Co.	20,000	612,000

		1,330,432

Independent Power Producers & Energy Traders - 0.29%
American DG Energy, Inc.*	296,311	589,659
Genie Energy, Ltd., Class B*	68,042	678,379

		1,268,038

Insurance - 1.34%
American Independence Corp.*	7,500	80,700
Atlantic American Corp.	14,056	51,164
Crawford & Co., Class B	84,600	922,986
Federated National Holding Co.	38,000	696,160
First Acceptance Corp.*	111,700	278,133
Fortegra Financial Corp.*	50,000	351,500
Hallmark Financial Services, Inc.*	80,400	668,124
HCI Group, Inc.+	12,000	436,800
Independence Holding Co.	69,190	928,530
Investors Title Co.	9,600	728,640
Phoenix Cos., Inc. (The)*	14,200	734,850

		5,877,587

Internet & Catalog Retail - 1.07%
1-800-Flowers.com, Inc., Class A*	110,000	619,300
CafePress, Inc.*	49,800	302,286
Gaiam, Inc., Class A*	45,000	326,250
Geeknet, Inc.*	40,000	560,800
Nutrisystem, Inc.	35,000	527,450
PetMed Express, Inc.+	46,647	625,536
US Auto Parts Network, Inc.*	54,451	166,620
ValueVision Media, Inc., Class A*	176,286	856,750
Vitacost.com, Inc.*+	102,000	723,180

		4,708,172

Industry Company	Shares	Value

Internet Software & Services - 2.82%
Carbonite, Inc.*	42,400	$432,056
GTT Communications, Inc.*	35,000	368,550
iPass, Inc.*	221,100	364,815
Limelight Networks, Inc.*	359,837	784,445
Marchex, Inc., Class B	163,600	1,719,436
QuinStreet, Inc.*	94,125	624,990
RealNetworks, Inc.*	93,600	709,488
Reis, Inc.*	42,100	759,905
Spark Networks, Inc.*+	64,800	338,904
Support.com, Inc.*	266,745	680,200
Synacor, Inc.*	180,000	444,600
TechTarget, Inc.*	145,900	1,051,939
TheStreet, Inc.	116,900	306,278
Tremor Video, Inc.*+	37,300	153,676
Tucows, Inc., Class A*	71,150	900,047
United Online, Inc.*	32,900	380,324
Unwired Planet, Inc.*	234,600	509,082
Vocus, Inc.*	36,900	491,877
XO Group, Inc.*	54,813	555,804
Zix Corp.*	187,582	776,589

		12,353,005

IT Services - 1.47%
CIBER, Inc.*	185,000	847,300
CSP, Inc.	15,000	117,000
Edgewater Technology, Inc.*	50,900	363,935
Hackett Group, Inc. (The)	119,928	717,169
Information Services Group, Inc.*	196,600	965,306
Innodata, Inc.*	153,455	446,554
Lionbridge Technologies, Inc.*	193,995	1,301,707
Mattersight Corp.*	30,000	207,900
ModusLink Global Solutions, Inc.*	146,100	618,003
NCI, Inc., Class A*	18,430	195,911
PRGX Global, Inc.*	68,500	474,705
StarTek, Inc.*	30,000	206,700

		6,462,190

Leisure Equipment & Products - 0.51%
Escalade, Inc.	25,000	335,000
Johnson Outdoors, Inc., Class A	31,800	808,356
Marine Products Corp.	2,400	18,048
Nautilus, Inc.*	111,686	1,075,536

		2,236,940

Life Sciences Tools & Services - 1.21%
Affymetrix, Inc.*	15,450	110,158

www.bridgeway.com	15

Bridgeway Ultra-Small Company Market Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of March 31, 2014 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Life Sciences Tools & Services (continued)
Enzo Biochem, Inc.*	201,300	$ 837,408
Furiex Pharmaceuticals, Inc.*	6,900	600,300
Harvard Bioscience, Inc.*	167,017	791,661
NanoString Technologies, Inc.*	45,000	929,250
Pacific Biosciences of California, Inc.*	222,400	1,189,840
pSivida Corp.*+	100,000	410,000
Sequenom, Inc.*+	185,000	453,250

		5,321,867

Machinery - 3.23%
Accuride Corp.*	264,200	1,170,406
Ampco-Pittsburgh Corp.	24,400	460,428
Commercial Vehicle Group, Inc.*	89,200	813,504
Dynamic Materials Corp.	27,500	523,600
Eastern Co. (The)	33,600	541,968
Energy Recovery, Inc.*+	163,700	870,884
FreightCar America, Inc.	29,675	689,647
Gencor Industries, Inc.*	18,500	191,105
Graham Corp.	35,900	1,143,415
Hardinge, Inc.	33,300	479,520
Hurco Cos., Inc.	51,334	1,369,591
Intelligent Systems Corp.*	28,029	46,528
Key Technology, Inc.*	20,000	261,400
Lydall, Inc.*	40,000	914,800
Miller Industries, Inc.	49,800	972,594
NN, Inc.	86,100	1,696,170
PMFG, Inc.*	50,000	298,500
Tecumseh Products Co., Class A*	57,700	398,130
Twin Disc, Inc.+	29,600	779,664
Xerium Technologies, Inc.*	33,550	538,478

		14,160,332

Marine - 0.13%
International Shipholding Corp.	19,203	565,336

Media - 1.72%
A.H. Belo Corp., Class A	46,400	537,312
Ballantyne Strong, Inc.*	45,500	213,395
Beasley Broadcasting Group, Inc., Class A	16,000	145,600
Carmike Cinemas, Inc.*	5,900	176,174
Dex Media, Inc.*+	86,451	795,349
Emmis Communications Corp., Class A*	159,500	510,400
Entercom Communications Corp., Class A*+	80,000	805,600

Industry Company	Shares	Value

Media (continued)
Entravision Communications Corp., Class A	108,800	$728,960
Lee Enterprises, Inc.*+	90,000	402,300
Martha Stewart Living Omnimedia, Inc., Class A*+	90,200	408,606
McClatchy Co., Class A (The)*+	251,150	1,612,383
Saga Communications, Inc., Class A	13,005	646,219
Salem Communications Corp., Class A	53,500	534,465

		7,516,763

Metals & Mining - 1.42%
A.M. Castle & Co.*+	31,000	455,390
Friedman Industries, Inc.	68,300	575,769
General Moly, Inc.*	200,000	198,000
Gold Resource Corp.+	144,500	690,710
Great Northern Iron Ore Properties+	4,000	76,240
Noranda Aluminum Holding Corp.	211,650	869,881
Olympic Steel, Inc.	34,800	998,760
Paramount Gold & Silver Corp.*	311,065	382,610
Synalloy Corp.	25,400	364,744
United States Antimony Corp.*+	353,321	657,177
Universal Stainless & Alloy Products, Inc.*	28,078	948,194

		6,217,475

Multiline Retail - 0.17%
ALCO Stores, Inc.*	7,000	68,670
Bon-Ton Stores, Inc. (The)+	59,950	658,251

		726,921

Oil, Gas & Consumable Fuels - 5.59%
Adams Resources & Energy, Inc.	22,300	1,291,616
American Eagle Energy Corp.*	97,639	698,119
Amyris, Inc.*+	220,000	820,600
BPZ Resources, Inc.*+	350,000	1,113,000
Callon Petroleum Co.*	182,800	1,530,036
Double Eagle Petroleum Co.*	79,800	228,228
Emerald Oil, Inc.*	113,000	759,360
Endeavour International Corp.*+	183,000	594,750
Evolution Petroleum Corp.+	46,770	595,382

16	Quarterly Report | March 31, 2014 (Unaudited)

Bridgeway Ultra-Small Company Market Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of March 31, 2014 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels (continued)
FieldPoint Petroleum Corp.*	22,790	$ 106,885
FX Energy, Inc.*+	245,000	818,300
Harvest Natural Resources, Inc.*+	145,000	545,200
James River Coal Co.*+	287,500	215,596
L&L Energy, Inc.*Δ+	120,100	40,834
Miller Energy Resources, Inc.*+	145,241	854,017
Panhandle Oil & Gas, Inc., Class A	23,797	1,037,787
Penn Virginia Corp.*	111,000	1,941,390
PetroQuest Energy, Inc.*	170,000	969,000
PostRock Energy Corp.*	97,500	122,850
Pyramid Oil Co.*	69,800	434,156
Quicksilver Resources, Inc.*+	311,800	820,034
REX American Resources Corp.*	42,249	2,410,305
Ring Energy, Inc.*	44,053	672,249
Saratoga Resources, Inc.*	129,693	175,086
Uranerz Energy Corp.*+	514,800	895,752
Uranium Energy Corp.*+	220,800	291,456
Vaalco Energy, Inc.*	100,000	855,000
Warren Resources, Inc.*	352,900	1,693,920
Westmoreland Coal Co.*	61,375	1,827,748
Zion Oil & Gas, Inc.*+	81,200	155,092

		24,513,748

Paper & Forest Products - 0.17%
Orient Paper, Inc.	117,811	282,746
Verso Paper Corp.*	160,400	463,556

		746,302

Personal Products - 0.65%
CCA Industries, Inc.	14,100	41,877
Female Health Co. (The)+	43,200	335,232
IGI Laboratories, Inc.*	116,000	655,400
Mannatech, Inc.*	13,600	235,416
Natural Alternatives International, Inc.*	27,510	149,379
Nutraceutical International Corp.*	37,000	961,630
Synutra International, Inc.*+	25,000	167,250
United-Guardian, Inc.+	10,000	292,500

		2,838,684

Pharmaceuticals - 2.94%
AcelRx Pharmaceuticals, Inc.*+	98,000	1,176,980
Alexza Pharmaceuticals, Inc.*+	50,000	221,500

Industry Company	Shares	Value

Pharmaceuticals (continued)
Alimera Sciences, Inc.*+	121,600	$959,424
Ampio Pharmaceuticals, Inc.*+	90,000	571,500
ANI Pharmaceuticals, Inc.*+	23,416	734,092
Cempra, Inc.*+	92,500	1,068,375
Cumberland Pharmaceuticals, Inc.*+	67,500	303,750
Durect Corp.*	183,600	244,188
Horizon Pharma, Inc.*+	83,700	1,265,544
Novabay Pharmaceuticals, Inc.*+	121,500	142,155
Omeros Corp.*+	88,595	1,069,342
Pain Therapeutics, Inc.*	216,853	1,192,691
Pozen, Inc.	81,600	652,800
Sciclone Pharmaceuticals, Inc.*	161,750	735,962
Sucampo Pharmaceuticals, Inc., Class A*	104,000	743,600
Supernus Pharmaceuticals, Inc.*	50,000	447,000
Transcept Pharmaceuticals, Inc.*	65,000	200,200
XenoPort, Inc.*	150,000	775,500
Zogenix, Inc.*+	136,200	387,489

		12,892,092

Professional Services - 1.30%
CDI Corp.	27,000	463,050
CRA International, Inc.*	54,500	1,197,365
CTPartners Executive Search, Inc.*	27,400	298,386
Franklin Covey Co.*	37,000	731,490
Heidrick & Struggles International, Inc.	50,000	1,003,500
Hill International, Inc.*	121,900	670,450
Mastech Holdings, Inc.	6,250	86,750
RCM Technologies, Inc.*	26,200	176,326
VSE Corp.	20,200	1,064,540

		5,691,857

Real Estate Management & Development - 0.69%
AV Homes, Inc.*	54,600	987,714
Consolidated-Tomoka Land Co.	21,249	855,910
Maui Land & Pineapple Co., Inc.*+	30,000	192,600
Stratus Properties, Inc.*	37,150	657,555
ZipRealty, Inc.*	100,000	328,000

		3,021,779

www.bridgeway.com	17

Bridgeway Ultra-Small Company Market Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of March 31, 2014 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Road & Rail - 0.64%
Covenant Transportation Group, Inc., Class A*	60,700	$ 613,070
P.A.M. Transportation Services, Inc.*	14,750	293,230
Providence & Worcester Railroad Co.	5,000	88,250
Quality Distribution, Inc.*	37,000	480,630
USA Truck, Inc.*	35,000	515,200
YRC Worldwide, Inc.*+	36,800	828,000

		2,818,380

Semiconductors & Semiconductor Equipment - 4.08%
Amtech Systems, Inc.*+	57,500	699,775
Axcelis Technologies, Inc.*	348,650	749,597
Cascade Microtech, Inc.*	69,700	703,970
Cohu, Inc.	81,850	879,069
CyberOptics Corp.*	26,400	219,384
DSP Group, Inc.*	131,300	1,134,432
GigOptix, Inc.*	215,000	361,200
GSI Technology, Inc.*	161,417	1,115,391
Integrated Silicon Solution, Inc.*	77,641	1,207,318
Intermolecular, Inc.*	120,200	336,560
Kopin Corp.*	146,250	552,825
Mattson Technology, Inc.*	250,300	580,696
MaxLinear, Inc., Class A*	65,100	617,148
NeoPhotonics Corp.*	118,700	941,291
Peregrine Semiconductor Corp.*+	165,600	1,001,880
Pericom Semiconductor Corp.*	75,000	587,250
Pixelworks, Inc.*	122,500	678,650
PLX Technology, Inc.*	113,900	689,095
Rubicon Technology, Inc.*+	37,000	417,730
Sigma Designs, Inc.*	165,000	785,400
Supertex, Inc.*	33,300	1,098,234
Ultra Clean Holdings, Inc.*	118,377	1,556,658
Vitesse Semiconductor Corp.*	227,700	956,340

		17,869,893

Software - 2.27%
American Software, Inc., Class A	60,700	617,319
Bsquare Corp.*	9,500	30,020
Callidus Software, Inc.*	113,100	1,416,012
Cinedigm Corp., Class A*	231,300	592,128
Digimarc Corp.	23,100	725,340
Envivio, Inc.*+	120,000	370,800
Exa Corp.*	48,000	636,480

Industry Company	Shares	Value

Software (continued)
FalconStor Software, Inc.*	100,000	$ 158,000
Globalscape, Inc.	81,700	202,616
Glu Mobile, Inc.*	210,500	997,770
GSE Systems, Inc.*	119,525	207,974
Guidance Software, Inc.*+	77,857	861,098
QAD, Inc., Class A+	33,000	674,190
QAD, Inc., Class B	8,250	140,333
Rosetta Stone, Inc.*	41,400	464,508
Smith Micro Software, Inc.*	125,400	249,546
TeleCommunication Systems, Inc., Class A*	180,834	415,918
Telenav, Inc.*	110,000	655,600
Vringo, Inc.*+	150,000	520,500

		9,936,152

Specialty Retail - 1.70%
Big 5 Sporting Goods Corp.	14,200	227,910
Books-A-Million, Inc.*	71,950	172,680
Build-A-Bear Workshop, Inc.*	59,500	572,985
Cache, Inc.*	58,437	192,258
Citi Trends, Inc.*	37,100	604,359
Destination XL Group, Inc.*	54,600	307,944
MarineMax, Inc.*	30,500	463,295
New York & Co., Inc.*	128,600	564,554
Pacific Sunwear of California, Inc.*	218,749	649,684
RadioShack Corp.*+	171,500	363,580
Trans World Entertainment Corp.	98,403	357,203
TravelCenters of America LLC*	120,200	979,630
West Marine, Inc.*	72,200	820,914
Wet Seal, Inc., Class A (The)*	250,000	330,000
Zale Corp.*	40,200	840,582

		7,447,578

Textiles, Apparel & Luxury Goods - 0.95%
American Apparel, Inc.*	355,350	178,030
Charles & Colvard, Ltd.*+	120,900	345,774
Cherokee, Inc.	21,200	295,316
Culp, Inc.	51,016	1,007,056
Delta Apparel, Inc.*	23,000	376,280
DGSE Cos., Inc.*+	48,800	104,432
Lakeland Industries, Inc.*	13,300	84,588
Perry Ellis International, Inc.*	35,000	480,900
R.G. Barry Corp.	27,600	521,088

18	Quarterly Report | March 31, 2014 (Unaudited)

Bridgeway Ultra-Small Company Market Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of March 31, 2014 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Textiles, Apparel & Luxury Goods (continued)
Rocky Brands, Inc.	52,200	$ 751,158

		4,144,622

Thrifts & Mortgage Finance - 6.02%
Alliance Bancorp, Inc. of Pennsylvania	22,000	337,700
ASB Bancorp, Inc.*+	21,000	373,800
Banc of California, Inc.	56,200	689,574
Bank Mutual Corp.	129,000	817,860
BankFinancial Corp.	76,279	761,264
Cape Bancorp, Inc.	59,702	656,722
Chicopee Bancorp, Inc.	31,995	566,312
Eagle Bancorp Montana, Inc.	6,289	70,122
ESB Financial Corp.	48,100	628,667
ESSA Bancorp, Inc.	61,900	672,853
Federal Agricultural Mortgage Corp., Class C	24,200	804,650
First Defiance Financial Corp.	44,900	1,217,688
First Financial Northwest, Inc.	61,600	625,240
Fox Chase Bancorp, Inc.	14,133	238,141
Franklin Financial Corp.*	39,600	774,576
Guaranty Federal Bancshares, Inc.*	20,856	267,374
Hampden Bancorp, Inc.	46,589	736,106
Heritage Financial Group, Inc.	41,900	823,335
HF Financial Corp.	12,000	160,800
Hingham Institution for Savings	2,500	196,250
HMN Financial, Inc.*	25,000	246,250
Home Bancorp, Inc.*	48,000	1,007,520
HomeStreet, Inc.	40,000	782,000
HopFed Bancorp, Inc.	4,488	52,375
Jefferson Bancshares, Inc.*	10,000	77,800
Lake Shore Bancorp, Inc.	22,150	271,338
Louisiana Bancorp, Inc.+	19,000	362,330
Meta Financial Group, Inc.	17,155	769,402
Naugatuck Valley Financial Corp.*	28,501	214,613
New Hampshire Thrift Bancshares, Inc.	18,250	269,553
Northeast Community Bancorp, Inc.	55,658	386,823
Ocean Shore Holding Co.	51,837	737,122
OceanFirst Financial Corp.	45,000	796,050
Oneida Financial Corp.+	34,200	426,132
Provident Financial Holdings, Inc.	63,617	980,974
Pulaski Financial Corp.	43,500	458,925

Industry Company	Shares	Value

Thrifts & Mortgage Finance (continued)
Riverview Bancorp, Inc.*	67,406	$229,854
Security National Financial Corp., Class A*	62,707	254,590
SI Financial Group, Inc.	34,276	386,291
Simplicity Bancorp, Inc.	58,555	1,030,568
Southern Missouri Bancorp, Inc.	50	1,728
Teche Holding Co.	14,440	1,140,760
Territorial Bancorp, Inc.	22,300	481,680
TF Financial Corp.	13,241	395,244
Timberland Bancorp, Inc.	24,222	259,175
Tree.com, Inc.*	39,700	1,232,288
United Community Bancorp	6,200	70,680
United Community Financial Corp.*	137,800	540,176
United Financial Bancorp, Inc.	1,368	25,158
Waterstone Financial, Inc.*	47,573	494,283
Wayne Savings Bancshares, Inc.	7,800	87,828
Westfield Financial, Inc.	64,100	477,545

		26,366,089

Trading Companies & Distributors - 0.59%
BlueLinx Holdings, Inc.*	315,000	409,500
General Finance Corp.*+	60,000	474,000
Houston Wire & Cable Co.	52,900	694,577
Lawson Products, Inc.*	32,400	520,668
Willis Lease Finance Corp.*	24,400	499,468

		2,598,213

Water Utilities - 0.45%
Artesian Resources Corp., Class A	21,500	482,890
Cadiz, Inc.*	11,700	82,485
York Water Co.	69,850	1,424,940

		1,990,315

Wireless Telecommunication Services - 0.23%
Boingo Wireless, Inc.*	70,000	474,600
USA Mobility, Inc.	30,000	545,100

		1,019,700

TOTAL COMMON STOCKS - 99.58%		436,338,014

(Cost $291,211,353)

www.bridgeway.com	19

Bridgeway Ultra-Small Company Market Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of March 31, 2014 (Unaudited)

Industry Company		Shares	Value
EXCHANGE TRADED FUND - 0.29%
iShares Micro-Cap ETF+		16,525	$1,277,383

TOTAL EXCHANGE TRADED FUND - 0.29%			1,277,383

(Cost $442,002)

RIGHTS - 0.00%
MBT Financial Corp.Δ		53,906	2,398

TOTAL RIGHTS - 0.00%			2,398

(Cost $ — )

	Rate^	Shares	Value
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 10.94%
BNY Mellon Overnight Government Fund**	0.01%	47,911,795	47,911,795

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 10.94%			47,911,795

(Cost $47,911,795)

TOTAL INVESTMENTS - 110.81%			485,529,590

(Cost $339,565,150)
Liabilities in Excess of Other Assets - (10.81%)			(47,367,653)

NET ASSETS - 100.00%			$438,161,937

*      Non-income producing security.

**     This security represents the investment of the collateral received in connection with securities out on loan as of March 31, 2014.

^      Rate disclosed as of March 31, 2014.

Δ       Security was fair valued under procedures adopted by the Board of Directors (see Note 2).

+     This security or a portion of the security is out on loan as of March 31, 2014. Total loaned securities had a value of $46,177,176 at March 31, 2014.

LLC - Limited Liability Company

Summary of inputs used to value the Fund’s investments as of 03/31/2014 is as follows (See Note 2 in Notes to Quarterly Schedule of Investments):

Valuation Inputs
Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$435,169,399	$—	$1,168,615	$436,338,014
Exchange Traded Fund	1,277,383	—	—	1,277,383
Rights	—	2,398	—	2,398
Investments Purchased with Cash Proceeds From Securities Lending	—	47,911,795	—	47,911,795

TOTAL	$436,446,782	$47,914,193	$1,168,615	$485,529,590

20	Quarterly Report | March 31, 2014 (Unaudited)

Bridgeway Ultra-Small Company Market Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of March 31, 2014 (Unaudited)

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Investment in Securities (Value)
	Common Stocks	Total
Balance as of 06/30/2013	$—	$—
Purchases	—	—
Sales	—	—
Realized gain/(loss)	—	—
Change in unrealized appreciation/ (depreciation)	187,816	187,816
Transfers in1,2	980,799	980,799
Transfers out	—	—

Balance as of 03/31/2014	$1,168,615	$1,168,615

Net change in unrealized appreciation (depreciation) from investments held as of 03/31/2014[1]	$187,816	$187,816

[1]	Transfers in represent the value as of the beginning of the reporting period, for any investment security where significant transfers in the pricing level occurred during the period. The purchase value is used in situations where the investment was not held as of the beginning of the period.

[2]	Transfer took place as a result of a trading halt.

See Notes to Quarterly Schedule of Investments.

www.bridgeway.com	21

Bridgeway Small-Cap Momentum Fund
SCHEDULE OF INVESTMENTS
Showing percentage of net assets as of March 31, 2014 (Unaudited)

Industry Company	Shares	Value
COMMON STOCKS - 100.28%
Aerospace & Defense - 1.32%
AAR Corp.	600	$15,570
Aerovironment, Inc.*	350	14,088
Astronics Corp.*	275	17,438
CPI Aerostructures, Inc.*	150	1,950
Engility Holdings, Inc.*	250	11,262
GenCorp, Inc.*	900	16,443
SIFCO Industries, Inc.	100	3,053

		79,804

Air Freight & Logistics - 0.29%
UTi Worldwide, Inc.	1,650	17,474

Airlines - 0.20%
Hawaiian Holdings, Inc.*+	850	11,866

Auto Components - 3.25%
American Axle & Manufacturing Holdings, Inc.*	1,180	21,854
Cooper-Standard Holding, Inc.*+	250	17,662
Dorman Products, Inc.*	575	33,960
Drew Industries, Inc.	350	18,970
Federal-Mogul Corp.*	2,350	43,968
Gentherm, Inc.*	550	19,096
Modine Manufacturing Co.*	700	10,255
Motorcar Parts of America, Inc.*	250	6,642
Quantum Fuel Systems Technologies Worldwide, Inc.*	350	3,388
Standard Motor Products, Inc.	350	12,520
Tower International, Inc.*	300	8,166

		196,481

Beverages - 0.24%
National Beverage Corp.*	750	14,632

Biotechnology - 2.45%
Anacor Pharmaceuticals, Inc.*	650	13,006
Arrowhead Research Corp.*+	700	11,494
Dyax Corp.*	1,900	17,062
Exact Sciences Corp.*+	1,100	15,587
Halozyme Therapeutics, Inc.*+	1,950	24,765
Ligand Pharmaceuticals, Inc., Class B*	330	22,196
Momenta Pharmaceuticals, Inc.*	780	9,087

Industry Company	Shares	Value

Biotechnology (continued)
Organovo Holdings, Inc.*+	1,250	$9,550
OvaScience, Inc.*	300	2,682
Prothena Corp. PLC*	350	13,409
Raptor Pharmaceutical Corp.*+	950	9,500

		148,338

Building Products - 0.80%
AAON, Inc.	600	16,722
Patrick Industries, Inc.*	150	6,650
PGT, Inc.*	750	8,632
Universal Forest Products, Inc.	300	16,602

		48,606

Capital Markets - 2.26%
Cowen Group, Inc., Class A*	1,850	8,158
Diamond Hill Investment Group, Inc.	50	6,572
Federated Investors, Inc., Class B	1,650	50,391
Financial Engines, Inc.	800	40,624
ICG Group, Inc.*	600	12,252
JMP Group, Inc.	350	2,488
Monroe Capital Corp.	150	2,030
Oppenheimer Holdings, Inc., Class A	200	5,610
TCP Capital Corp.	500	8,275

		136,400

Chemicals - 0.96%
Chase Corp.	150	4,730
OMNOVA Solutions, Inc.*	750	7,785
Schulman (A.), Inc.	450	16,317
Senomyx, Inc.*	650	6,936
Taminco Corp.*	1,050	22,060

		57,828

Commercial Banks - 12.05%
1st Source Corp.	400	12,836
Ameris Bancorp*	400	9,320
Associated Banc-Corp.	2,550	46,053
BancorpSouth, Inc.	1,500	37,440
Bank of Kentucky Financial Corp.	100	3,754
Bank of the Ozarks, Inc.	600	40,836
BNC Bancorp	450	7,798
Bridge Bancorp, Inc.	200	5,342
Bridge Capital Holdings*	250	5,940

22	Quarterly Report | March 31, 2014 (Unaudited)

Bridgeway Small-Cap Momentum Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of March 31, 2014 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Commercial Banks (continued)
Center Bancorp, Inc.	250	$4,750
Central Valley Community Bancorp	150	1,727
ConnectOne Bancorp, Inc.*	100	4,896
Customers Bancorp, Inc.*	395	8,244
Enterprise Bancorp, Inc.	150	3,051
First Bancorp	300	5,700
First Business Financial Services, Inc.	50	2,359
First Commonwealth Financial Corp.	1,500	13,560
First Merchants Corp.	550	11,902
First Midwest Bancorp, Inc.	1,200	20,496
Flushing Financial Corp.	450	9,482
Glacier Bancorp, Inc.	1,150	33,430
Hancock Holding Co.	1,300	47,645
Hanmi Financial Corp.	490	11,417
Heritage Financial Corp.	250	4,230
Heritage Oaks Bancorp*	400	3,232
Iberiabank Corp.	470	32,970
Independent Bank Corp.*	350	4,543
Independent Bank Group, Inc.	200	11,750
International Bancshares Corp.	1,050	26,334
MutualFirst Financial, Inc.	100	1,899
North Valley Bancorp*	100	2,418
Old Line Bancshares, Inc.	100	1,725
Pacific Continental Corp.	300	4,128
Pacific Premier Bancorp, Inc.*	250	4,035
PacWest Bancorp+	700	30,107
Peoples Bancorp, Inc.	150	3,710
Premier Financial Bancorp, Inc.	150	2,151
PrivateBancorp, Inc.	1,300	39,663
QCR Holdings, Inc.	100	1,716
Southwest Bancorp, Inc.	300	5,298
Texas Capital Bancshares, Inc.*	675	43,835
Trico Bancshares	250	6,482
UMB Financial Corp.	700	45,290
Umpqua Holdings Corp.+	1,780	33,179
United Community Banks, Inc.*	1,150	22,322
VantageSouth Bancshares, Inc.*	700	4,921
Webster Financial Corp.	1,440	44,726

		728,642

Industry Company	Shares	Value

Commercial Services & Supplies - 1.00%
ARC Document Solutions, Inc.*	750	$ 5,580
Ceco Environmental Corp.	400	6,636
Cenveo, Inc.*+	1,050	3,192
Healthcare Services Group, Inc.	1,100	31,966
US Ecology, Inc.	350	12,992

		60,366

Communications Equipment - 0.70%
CalAmp Corp.*	550	15,328
Clearfield, Inc.*	200	4,618
Communications Systems, Inc.	150	1,931
Comtech Telecommunications Corp.	250	7,965
Numerex Corp., Class A*	300	3,279
Tessco Technologies, Inc.	150	5,604
Westell Technologies, Inc., Class A*	900	3,321

		42,046

Computers & Peripherals - 1.50%
Diebold, Inc.	1,000	39,890
Dot Hill Systems Corp.*	850	3,290
Electronics for Imaging, Inc.*	725	31,400
Imation Corp.*	650	3,750
Super Micro Computer, Inc.*	700	12,159

		90,489

Construction & Engineering - 0.39%
Dycom Industries, Inc.*	550	17,386
Furmanite Corp.*	600	5,892

		23,278

Construction Materials - 0.08%
U.S. Concrete, Inc.*	200	4,700

Consumer Finance - 0.30%
Encore Capital Group, Inc.*	400	18,280

Containers & Packaging - 1.40%
Berry Plastics Group, Inc., Class A*	1,850	42,828
Greif, Inc., Class A	800	41,992

		84,820

Distributors - 0.24%
Core-Mark Holding Co., Inc.	200	14,520

www.bridgeway.com	23

Bridgeway Small-Cap Momentum Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of March 31, 2014 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Diversified Consumer Services - 2.93%
American Public Education, Inc.*	300	$ 10,524
Bridgepoint Education, Inc.*	681	10,140
Bright Horizons Family Solutions, Inc.*	1,050	41,065
Capella Education Co.	200	12,630
Collectors Universe, Inc.	150	2,823
DeVry Education Group, Inc.	1,000	42,390
Grand Canyon Education, Inc.*	700	32,690
LifeLock, Inc.*	1,450	24,810

		177,072

Diversified Telecommunication Services - 0.89%
8X8, Inc.*	1,400	15,134
Cogent Communications Group, Inc.	750	26,648
FairPoint Communications Group, Inc.*	400	5,440
Inteliquent, Inc.	450	6,538

		53,760

Electrical Equipment - 1.00%
Encore Wire Corp.	350	16,978
FuelCell Energy, Inc.*	3,700	9,176
Orion Energy Systems, Inc.*	350	2,538
Plug Power, Inc.*+	1,750	12,425
Power Solutions International, Inc.*	150	11,275
PowerSecure International, Inc.*	350	8,204

		60,596

Electronic Equipment, Instruments & Components -1.88%
CTS Corp.	550	11,484
InvenSense, Inc.*+	1,400	33,138
Littelfuse, Inc.	350	32,774
Mesa Laboratories, Inc.	50	4,513
Methode Electronics, Inc.	600	18,396
NAPCO Security Technologies, Inc.*	300	1,989
PC Connection, Inc.	400	8,128
Speed Commerce, Inc.*	850	3,094

		113,516

Energy Equipment & Services - 2.24%
Basic Energy Services, Inc.*	650	17,816
Bolt Technology Corp.	150	2,965
C&J Energy Services, Inc.*	850	24,786
Exterran Holdings, Inc.	1,050	46,074
Natural Gas Services Group, Inc.*	200	6,028

Industry Company	Shares	Value

Energy Equipment & Services (continued)
Parker Drilling Co.*	1,900	$ 13,471
RigNet, Inc.*	250	13,458
Tesco Corp.*	600	11,100

		135,698

Food & Staples Retailing - 0.31%
Roundy’s, Inc.	700	4,816
Spartan Stores, Inc.	610	14,158

		18,974

Food Products - 0.73%
Diamond Foods, Inc.*	400	13,972
Liberator Medical Holdings, Inc.+	650	2,554
Sanderson Farms, Inc.	350	27,472

		43,998

Health Care Equipment & Supplies - 5.53%
Accuray, Inc.*+	1,200	11,520
AngioDynamics, Inc.*	550	8,662
Anika Therapeutics, Inc.*	200	8,220
Antares Pharma, Inc.*+	2,000	7,000
AtriCure, Inc.*	400	7,524
Biolase, Inc.*	3	7
Cardiovascular Systems, Inc.*	450	14,306
CryoLife, Inc.	450	4,482
Cyberonics, Inc.*	420	27,405
Globus Medical, Inc., Class A*	1,450	38,556
Greatbatch, Inc.*	400	18,368
ICU Medical, Inc.*	250	14,970
Insulet Corp.*	890	42,204
Integra LifeSciences Holdings Corp.*	500	22,995
Invacare Corp.	500	9,535
LeMaitre Vascular, Inc.	250	2,017
Merit Medical Systems, Inc.*	650	9,295
Natus Medical, Inc.*	500	12,900
NuVasive, Inc.*	700	26,887
Spectranetics Corp.*	650	19,701
Staar Surgical Co.*	600	11,280
Vascular Solutions, Inc.*	250	6,548
Zeltiq Aesthetics, Inc.*	530	10,393

		334,775

Health Care Providers & Services - 4.39%
Acadia Healthcare Co., Inc.*	810	36,547
Alliance HealthCare Services, Inc.*	150	5,030
Corvel Corp.*	350	17,416

24	Quarterly Report | March 31, 2014 (Unaudited)

Bridgeway Small-Cap Momentum Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of March 31, 2014 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Health Care Providers & Services (continued)
Cross Country Healthcare, Inc.*	500	$ 4,035
ExamWorks Group, Inc.*	550	19,256
Five Star Quality Care, Inc.*	750	3,645
Health Net, Inc.*	1,250	42,512
Kindred Healthcare, Inc.	850	19,907
LifePoint Hospitals, Inc.*	750	40,912
MWI Veterinary Supply, Inc.*	200	31,124
VCA Antech, Inc.*	1,400	45,122

		265,506

Health Care Technology - 0.28%
iCAD, Inc.*	150	1,374
Omnicell, Inc.*	550	15,741

		17,115

Hotels, Restaurants & Leisure - 4.66%
Biglari Holdings, Inc.*	25	12,187
Buffalo Wild Wings, Inc.*	295	43,925
Carrols Restaurant Group, Inc.*	350	2,510
Century Casinos, Inc.*	350	2,510
Chuy’s Holdings, Inc.*	250	10,785
Cracker Barrel Old Country Store, Inc.	370	35,979
Isle of Capri Casinos, Inc.*	650	4,985
Jack in the Box, Inc.*	650	38,311
Kona Grill, Inc.*	150	3,056
Lakes Entertainment, Inc.*	400	2,000
Monarch Casino & Resort, Inc.*	250	4,632
Orient-Express Hotels, Ltd., Class A*	1,900	27,379
Papa John’s International, Inc.	650	33,871
Popeyes Louisiana Kitchen, Inc.*	350	14,224
Ruth’s Hospitality Group, Inc.	550	6,650
Scientific Games Corp., Class A*	1,350	18,536
Sonic Corp.*	900	20,511

		282,051

Household Durables - 1.02%
Cavco Industries, Inc.*	150	11,767
Dixie Group, Inc. (The)*	200	3,284
Flexsteel Industries, Inc.	100	3,762
Helen of Troy, Ltd.*	500	34,615
Libbey, Inc.*	325	8,450

		61,878

Industry Company	Shares	Value

Household Products - 0.08%
Orchids Paper Products Co.	150	$ 4,590

Insurance - 2.29%
eHealth, Inc.*	300	15,240
Federated National Holding Co.	150	2,748
Kemper Corp.	850	33,294
StanCorp Financial Group, Inc.	700	46,760
Symetra Financial Corp.	1,850	36,667
United Insurance Holdings Corp.	250	3,653

		138,362

Internet & Catalog Retail - 0.19%
1-800-Flowers.com, Inc., Class A*	950	5,348
Gaiam, Inc., Class A*	350	2,538
ValueVision Media, Inc., Class A*	800	3,888

		11,774

Internet Software & Services - 4.69%
Autobytel, Inc.*	150	1,864
comScore, Inc.*	550	18,034
Dealertrack Technologies, Inc.*	700	34,433
Demandware, Inc.*	550	35,233
E2open, Inc.*	450	10,606
Envestnet, Inc.*	550	22,099
EVERTEC, Inc.	1,250	30,875
GTT Communications, Inc.*	350	3,686
Internap Network Services Corp.*	850	6,018
Intralinks Holdings, Inc.*	900	9,207
LogMeIn, Inc.*	400	17,956
Marchex, Inc., Class B	600	6,306
Perficient, Inc.*	500	9,060
QuinStreet, Inc.*	650	4,316
Reis, Inc.*	175	3,159
SPS Commerce, Inc.*	250	15,362
Tucows, Inc., Class A*	150	1,898
Web.com Group, Inc.*	790	26,884
WebMD Health Corp.*+	640	26,496

		283,492

IT Services - 3.19%
Acxiom Corp.*	1,200	41,274
CACI International, Inc., Class A*	370	27,306

www.bridgeway.com	25

Bridgeway Small-Cap Momentum Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of March 31, 2014 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
IT Services (continued)
CSG Systems International, Inc.	550	$ 14,322
EPAM Systems, Inc.*	750	24,675
Information Services Group, Inc.*	600	2,946
MoneyGram International, Inc.*	900	15,885
NCI, Inc., Class A*	200	2,126
Pfsweb, Inc.*	250	2,248
PRGX Global, Inc.*	450	3,118
Sapient Corp.*	2,200	37,532
Unisys Corp.*	700	21,322

		192,754

Leisure Equipment & Products - 0.46%
Callaway Golf Co.	1,200	12,264
Escalade, Inc.	200	2,680
Smith & Wesson Holding Corp.*+	900	13,158

		28,102

Life Sciences Tools & Services - 1.46%
Affymetrix, Inc.*	1,150	8,200
Charles River Laboratories International, Inc.*	750	45,255
Fluidigm Corp.*	400	17,628
Luminex Corp.*	650	11,772
Pacific Biosciences of California, Inc.*	1,050	5,617

		88,472

Machinery - 2.60%
Adept Technology, Inc.*	150	2,850
CIRCOR International, Inc.	275	20,166
EnPro Industries, Inc.*	350	25,434
Graham Corp.	150	4,778
Greenbrier Cos., Inc. (The)*	450	20,520
L.S. Starrett Co., Class A (The)	100	1,593
Manitex International, Inc.*	200	3,260
Mueller Water Products, Inc., Class A	2,530	24,035
NN, Inc.	250	4,925
Omega Flex, Inc.	150	3,216
Proto Labs, Inc.*	400	27,068
Wabash National Corp.*	1,100	15,136
Xerium Technologies, Inc.*	250	4,012

		156,993

Marine - 0.03%
Rand Logistics, Inc.*+	300	2,070

Industry Company	Shares	Value

Media - 3.24%
A.H. Belo Corp., Class A	350	$4,053
Beasley Broadcasting Group, Inc., Class A	350	3,185
Cumulus Media, Inc., Class A*	3,240	22,388
DreamWorks Animation SKG, Inc., Class A*	1,300	34,515
Lee Enterprises, Inc.*	850	3,800
LIN Media LLC, Class A*	840	22,260
New York Times Co., Class A (The)	2,350	40,232
Radio One, Inc., Class D*	750	3,555
Reading International, Inc., Class A*	400	2,932
Saga Communications, Inc., Class A	100	4,969
Scholastic Corp.	500	17,240
Value Line, Inc.	150	2,244
World Wrestling Entertainment, Inc., Class A	1,200	34,656

		196,029

Metals & Mining - 1.96%
AK Steel Holding Corp.*+	2,150	15,523
Haynes International, Inc.	200	10,800
Horsehead Holding Corp.*	800	13,456
Olympic Steel, Inc.	150	4,305
U.S. Silica Holdings, Inc.+	850	32,445
Worthington Industries, Inc.	1,100	42,075

		118,604

Oil, Gas & Consumable Fuels - 4.25%
Callon Petroleum Co.*	650	5,440
Carrizo Oil & Gas, Inc.*	700	37,422
Clayton Williams Energy, Inc.*	200	22,602
DHT Holdings, Inc.	1,100	8,558
Endeavour International Corp.*+	750	2,438
EnLink Midstream LLC	750	25,455
Equal Energy, Ltd.	550	2,519
Evolution Petroleum Corp.	450	5,728
GasLog, Ltd.	1,200	27,948
Gran Tierra Energy, Inc.*	4,310	32,239
Hallador Energy Co.	450	3,848
Magnum Hunter Resources Corp.*	2,700	22,950
Panhandle Oil & Gas, Inc., Class A	150	6,542
Penn Virginia Corp.*	1,050	18,364

26	Quarterly Report | March 31, 2014 (Unaudited)

Bridgeway Small-Cap Momentum Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of March 31, 2014 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels (continued)
Sanchez Energy Corp.*+	750	$ 22,222
Warren Resources, Inc.*	1,150	5,520
Westmoreland Coal Co.*	250	7,445

		257,240

Paper & Forest Products - 1.00%
Clearwater Paper Corp.*	350	21,934
Mercer International, Inc.*	900	6,750
Neenah Paper, Inc.	250	12,930
PH Glatfelter Co.	700	19,054

		60,668

Personal Products - 0.02%
United-Guardian, Inc.	50	1,462

Pharmaceuticals - 1.49%
Auxilium Pharmaceuticals, Inc.*+	800	21,744
DepoMed, Inc.*	900	13,050
Horizon Pharma, Inc.*+	1,050	15,876
Impax Laboratories, Inc.*	1,100	29,062
Pozen, Inc.	500	4,000
Zogenix, Inc.*	2,200	6,259

		89,991

Professional Services - 2.12%
Advisory Board Co. (The)*	550	35,338
Heartland Express, Inc.	1,400	31,766
Hill International, Inc.*	600	3,300
Huron Consulting Group, Inc.*	350	22,183
VSE Corp.	100	5,270
WageWorks, Inc.*	540	30,299

		128,156

Real Estate Investment Trusts (REITs) - 1.07%
Aviv REIT, Inc.	600	14,670
Chatham Lodging Trust	400	8,088
Post Properties, Inc.	850	41,735

		64,493

Real Estate Management & Development - 0.61%
Kennedy-Wilson Holdings, Inc.	1,450	32,640
Transcontinental Realty Investors, Inc.*	300	4,326

		36,966

Road & Rail - 1.72%
Arkansas Best Corp.	400	14,780
Knight Transportation, Inc.	1,250	28,913

Industry Company	Shares	Value

Road & Rail (continued)
Marten Transport, Ltd.	500	$ 10,760
Quality Distribution, Inc.*	400	5,196
Saia, Inc.*	400	15,284
Werner Enterprises, Inc.	1,150	29,336

		104,269

Semiconductors & Semiconductor Equipment - 3.31%
Axcelis Technologies, Inc.*	1,600	3,440
Cascade Microtech, Inc.*	250	2,525
Cavium, Inc.*	850	37,171
Ceva, Inc.*	350	6,146
Integrated Device Technology, Inc.*	2,350	28,740
IXYS Corp.	500	5,675
Lattice Semiconductor Corp.*	1,850	14,504
M/A-COM Technology Solutions Holdings, Inc.*	750	15,412
Mattson Technology, Inc.*	950	2,204
MaxLinear, Inc., Class A*	550	5,214
Microsemi Corp.*	1,500	37,545
Monolithic Power Systems, Inc.*	600	23,262
PDF Solutions, Inc.*	500	9,085
Ultra Clean Holdings, Inc.*	450	5,918
Vitesse Semiconductor Corp.*	850	3,570

		200,411

Software - 2.53%
Callidus Software, Inc.*	740	9,265
Datawatch Corp.*	150	4,068
Exa Corp.*	200	2,652
Interactive Intelligence Group, Inc.*	300	21,750
Manhattan Associates, Inc.*	1,200	42,036
Netscout Systems, Inc.*	650	24,427
Proofpoint, Inc.*	550	20,394
PROS Holdings, Inc.*	440	13,864
Qualys, Inc.*	500	12,715
TeleCommunication Systems, Inc., Class A*	900	2,070

		153,241

Specialty Retail - 0.90%
Francesca’s Holdings Corp.*	650	11,791
MarineMax, Inc.*	400	6,076

www.bridgeway.com	27

Bridgeway Small-Cap Momentum Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of March 31, 2014 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Specialty Retail (continued)
Men’s Wearhouse, Inc. (The)	750	$ 36,735

		54,602

Textiles, Apparel & Luxury Goods - 1.20%
Columbia Sportswear Co.	550	45,458
Culp, Inc.	200	3,948
G-III Apparel Group, Ltd.*	325	23,263

		72,669

Thrifts & Mortgage Finance - 3.25%
Astoria Financial Corp.	1,550	21,421
Banc of California, Inc.	300	3,681
First Defiance Financial Corp.	150	4,068
First Financial Northwest, Inc.	250	2,538
Flagstar Bancorp, Inc.*	900	19,998
Kearny Financial Corp.*	1,050	15,519
Meridian Interstate Bancorp, Inc.*	350	8,950
Northwest Bancshares, Inc.	1,500	21,900
OceanFirst Financial Corp.	250	4,422
Provident Financial Services, Inc.	950	17,452
Tree.com, Inc.*	200	6,208
United Community Financial Corp.*	800	3,136
ViewPoint Financial Group, Inc.	650	18,752
Washington Federal, Inc.	1,620	37,746
WSFS Financial Corp.	150	10,714

		196,505

Trading Companies & Distributors - 0.59%
Aceto Corp.	400	8,036
Aircastle, Ltd.	1,270	24,613
General Finance Corp.*	400	3,160

		35,809

Wireless Telecommunication Services - 0.74%
Telephone & Data Systems, Inc.	1,700	44,557

TOTAL COMMON STOCKS - 100.28%		6,065,790

(Cost $5,631,554)

Industry Company	Shares	Value
EXCHANGE TRADED FUND - 0.13%
iShares Russell 2000 ETF+	69	$8,027

TOTAL EXCHANGE TRADED FUND - 0.13%		8,027

(Cost $8,087)

	Rate^	Shares	Value
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 6.33%
BNY Mellon Overnight Government Fund**	0.01%	383,032	383,032

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 6.33%			383,032

(Cost $383,032)

TOTAL INVESTMENTS - 106.74%			$6,456,849
(Cost $6,022,673)
Liabilities in Excess of Other Assets - (6.74%)			(407,697)

NET ASSETS - 100.00%			$6,049,152

*	Non-income producing security.
**	This security represents the investment of the collateral received in connection with securities out on loan as of March 31, 2014.
^	Rate disclosed as of March 31, 2014.
+	This security or a portion of the security is out on loan as of March 31, 2014. Total loaned securities had a value of $370,211 at March 31, 2014.

LLC - Limited Liability Company

PLC - Public Limited Company

Summary of inputs used to value the Fund’s investments as of 03/31/2014 is as follows (See Note 2 in Notes to Quarterly Schedule of Investments):

	Valuation Inputs
	Investment in Securities (Value)
		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Common Stocks	$6,065,790	$—	$—	$6,065,790
Exchange Traded Fund	8,027	—	—	8,027
Investments Purchased with Cash Proceeds From Securities Lending	—	383,032	—	383,032

TOTAL	$6,073,817	$383,032	$—	$6,456,849

See Notes to Quarterly Schedule of Investments.

28	Quarterly Report | March 31, 2014 (Unaudited)

Bridgeway Small-Cap Growth Fund
SCHEDULE OF INVESTMENTS
Showing percentage of net assets as of March 31, 2014 (Unaudited)

Industry Company	Shares	Value
COMMON STOCKS - 99.84%
Aerospace & Defense - 1.37%
HEICO Corp.	7,500	$ 451,200

Airlines - 1.35%
Republic Airways Holdings, Inc.*	17,700	161,778
SkyWest, Inc.	22,400	285,824

		447,602

Automobiles - 1.62%
Winnebago Industries, Inc.*	19,500	534,105

Beverages - 0.44%
Coca-Cola Bottling Co. Consolidated	1,700	144,466

Biotechnology - 1.45%
PDL BioPharma, Inc.+	57,800	480,318

Building Products - 0.25%
American Woodmark Corp.*	2,500	84,150

Capital Markets - 3.69%
FXCM, Inc., Class A	28,900	426,853
GAMCO Investors, Inc., Class A	5,900	458,135
Greenhill & Co., Inc.	6,400	332,672

		1,217,660

Chemicals - 2.97%
Ferro Corp.*	37,500	512,250
Tredegar Corp.	20,300	467,103

		979,353

Commercial Services & Supplies - 3.43%
Casella Waste Systems, Inc., Class A*	91,100	465,521
Ceco Environmental Corp.	27,100	449,589
Herman Miller, Inc.	6,800	218,484

		1,133,594

Communications Equipment - 3.17%
InterDigital, Inc.	16,100	533,071
Ubiquiti Networks, Inc.*+	11,300	513,811

		1,046,882

Computers & Peripherals - 2.99%
Cray, Inc.*	14,300	533,676
Electronics for Imaging, Inc.*	10,500	454,755

		988,431

Construction & Engineering - 0.24%
Primoris Services Corp.	2,600	77,948

Industry Company	Shares	Value

Construction Materials - 1.58%
Headwaters, Inc.*	39,600	$ 523,116

Consumer Finance - 1.04%
First Cash Financial Services, Inc.*	6,800	343,128

Diversified Consumer Services - 3.22%
Grand Canyon Education, Inc.*	11,200	523,040
K12, Inc.*	23,900	541,335

		1,064,375

Diversified Financial Services - 1.40%
MarketAxess Holdings, Inc.	7,800	461,916

Diversified Telecommunication Services - 3.04%
FairPoint Communications Group, Inc.*	29,700	403,920
General Communication, Inc., Class A*	52,500	599,025

		1,002,945

Electrical Equipment - 0.27%
AZZ, Inc.	2,000	89,360

Electronic Equipment, Instruments & Components - 2.12%
Methode Electronics, Inc.	15,700	481,362
Rogers Corp.*	3,500	218,470

		699,832

Food Products - 1.72%
Pilgrim’s Pride Corp.*	27,200	569,024

Health Care Equipment & Supplies - 2.91%
Masimo Corp.*	16,700	456,077
West Pharmaceutical Services, Inc.	11,500	506,575

		962,652

Health Care Providers & Services - 13.03%
Addus HomeCare Corp.*	17,500	403,375
Alliance HealthCare Services, Inc.*	17,600	590,128
AMN Healthcare Services, Inc.*	36,300	498,762
Amsurg Corp.*	8,500	400,180
Centene Corp.*	6,300	392,175
HealthSouth Corp.	13,900	499,427
MWI Veterinary Supply, Inc.*	3,200	497,984
Providence Service Corp. (The)*	19,200	542,976

www.bridgeway.com	29

Bridgeway Small-Cap Growth Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of March 31, 2014 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Health Care Providers & Services (continued)
Skilled Healthcare Group, Inc., Class A*	90,900	$ 479,043

		4,304,050

Hotels, Restaurants & Leisure - 2.21%
Cracker Barrel Old Country Store, Inc.	2,400	233,376
Fiesta Restaurant Group, Inc.*	10,900	496,931

		730,307

Household Durables - 1.33%
Blyth, Inc.+	14,300	153,439
Ryland Group, Inc. (The)	7,200	287,496

		440,935

Household Products - 0.26%
Spectrum Brands Holdings, Inc.	1,100	87,670

Internet & Catalog Retail - 1.41%
Orbitz Worldwide, Inc.*	18,800	147,392
Overstock.com, Inc.*	16,200	319,140

		466,532

Internet Software & Services - 5.63%
Constant Contact, Inc.*	18,100	442,726
eGain Corp.*	59,100	417,246
Envestnet, Inc.*	2,300	92,414
Move, Inc.*	42,000	485,520
Yelp, Inc.*	5,500	423,115

		1,861,021

IT Services - 3.11%
Heartland Payment Systems, Inc.	12,600	522,270
Syntel, Inc.*	5,600	503,440

		1,025,710

Leisure Equipment & Products - 2.80%
Smith & Wesson Holding Corp.*+	36,600	535,092
Sturm Ruger & Co., Inc.+	6,500	388,700

		923,792

Life Sciences Tools & Services - 1.46%
PAREXEL International Corp.*	8,900	481,401

Machinery - 5.49%
Federal Signal Corp.*	36,200	539,380

Industry Company	Shares	Value

Machinery (continued)
Middleby Corp. (The)*	1,800	$ 475,578
Mueller Water Products, Inc., Class A	9,400	89,300
Rexnord Corp.*	17,300	501,354
Xerium Technologies, Inc.*	13,000	208,650

		1,814,262

Media - 2.89%
Loral Space & Communications, Inc.*	1,300	91,949
Nexstar Broadcasting Group, Inc., Class A	12,200	457,744
Sinclair Broadcast Group, Inc., Class A	14,900	403,641

		953,334

Oil, Gas & Consumable Fuels - 0.39%
Targa Resources Corp.	1,300	129,038

Personal Products - 2.09%
Inter Parfums, Inc.	5,500	199,155
USANA Health Sciences, Inc.*+	6,500	489,710

		688,865

Pharmaceuticals - 1.38%
Questcor Pharmaceuticals, Inc.+	7,000	454,510

Professional Services - 3.28%
Insperity, Inc.	18,300	566,934
TrueBlue, Inc.*	17,600	514,976

		1,081,910

Real Estate Investment Trusts (REITs) - 2.08%
CoreSite Realty Corp.	17,700	548,700
Saul Centers, Inc.	2,900	137,344

		686,044

Road & Rail - 1.27%
Saia, Inc.*	10,950	418,399

Semiconductors & Semiconductor Equipment - 2.47%
SunPower Corp.*+	15,800	509,708
Ultra Clean Holdings, Inc.*	23,200	305,080

		814,788

Software - 2.26%
Interactive Intelligence Group, Inc.*	1,300	94,250
Manhattan Associates, Inc.*	13,500	472,905

30	Quarterly Report | March 31, 2014 (Unaudited)

Bridgeway Small-Cap Growth Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of March 31, 2014 (Unaudited)

	Industry Company	Shares	Value
	Common Stocks (continued)
	Software (continued)
	Netscout Systems, Inc.*	2,300	$ 86,434
	Pegasystems, Inc.	2,600	91,832

			745,421

Specialty Retail - 3.66%
	Genesco, Inc.*	2,300	171,511
	Jos. A. Bank Clothiers, Inc.*	3,300	212,190
	Lithia Motors, Inc., Class A	8,200	544,972
	Pier 1 Imports, Inc.	4,200	79,296
	Sears Hometown & Outlet Stores, Inc.*	8,500	201,025

			1,208,994

Thrifts & Mortgage Finance - 0.52%
	BofI Holding, Inc.*	2,000	171,500

Trading Companies & Distributors - 0.55%
	DXP Enterprises, Inc.*	1,900	180,367

TOTAL COMMON STOCKS - 99.84%			32,970,907

	(Cost $27,382,271)

	Rate^	Shares	Value
MONEY MARKET FUND - 0.21%
BlackRock FedFund	0.01%	69,695	69,695

TOTAL MONEY MARKET FUND - 0.21%			69,695

(Cost $69,695)

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 10.41%
BNY Mellon Overnight Government Fund**	0.01%	3,436,892	3,436,892

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 10.41%			3,436,892

(Cost $3,436,892)

TOTAL INVESTMENTS - 110.46%			$36,477,494
(Cost $30,888,858)
Liabilities in Excess of Other Assets - (10.46%)			(3,453,763)

	NET ASSETS - 100.00%		$33,023,731

*      Non-income producing security.

**     This security represents the investment of the collateral

        received in connection with securities out on loan as of

        March 31, 2014.

^      Rate disclosed as of March 31, 2014.

+     This security or a portion of the security is out on loan

        as of March 31, 2014. Total loaned securities had a

        value of $3,337,196 at March 31, 2014.

Summary of inputs used to value the Fund’s investments as of 03/31/2014 is as follows (See Note 2 in Notes to Quarterly Schedule of Investments):

	Valuation Inputs
	Investment in Securities (Value)
		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total

Common Stocks	$32,970,907	$—	$ —	$32,970,907
Money Market Fund	—	69,695	—	69,695
Investments Purchased with Cash Proceeds From Securities Lending	—	3,436,892	—	3,436,892

TOTAL	$32,970,907	$3,506,587	$ —	$36,477,494

See Notes to Quarterly Schedule of Investments.

www.bridgeway.com	31

Bridgeway Small-Cap Value Fund
SCHEDULE OF INVESTMENTS
Showing percentage of net assets as of March 31, 2014 (Unaudited)

Industry Company	Shares	Value
COMMON STOCKS - 99.65%
Aerospace & Defense - 1.98%
AAR Corp.	32,400	$ 840,780
Engility Holdings, Inc.*	19,300	869,465

		1,710,245

Air Freight & Logistics - 0.56%
Pacer International, Inc.*	54,100	484,736

Airlines - 2.95%
Hawaiian Holdings, Inc.*+	122,000	1,703,120
Republic Airways Holdings, Inc.*	93,200	851,848

		2,554,968

Biotechnology - 0.91%
PDL BioPharma, Inc.+	94,400	784,464

Capital Markets - 0.84%
Calamos Asset Management, Inc., Class A	56,500	730,545

Chemicals - 0.74%
Tredegar Corp.	27,900	641,979

Commercial Banks - 14.01%
Cathay General Bancorp	37,600	947,144
Community Bank System, Inc.	30,500	1,190,110
First Interstate Bancsystem, Inc.	32,700	922,794
International Bancshares Corp.	33,300	835,164
OFG Bancorp	45,800	787,302
Pinnacle Financial Partners, Inc.	25,100	940,999
Susquehanna Bancshares, Inc.	6,400	72,896
Trustmark Corp.	34,800	882,180
UMB Financial Corp.	12,500	808,750
United Bankshares, Inc.	28,700	878,794
United Community Banks, Inc.*	51,200	993,792
Webster Financial Corp.	29,800	925,588
Westamerica Bancorp.+	16,100	870,688
Wintrust Financial Corp.	21,900	1,065,654

		12,121,855

Commercial Services & Supplies - 1.94%
ACCO Brands Corp.*	135,600	835,296
ARC Document Solutions, Inc.*	113,100	841,464

		1,676,760

Industry Company	Shares	Value

Communications Equipment - 1.06%
ShoreTel, Inc.*	106,600	$ 916,760

Consumer Finance - 1.60%
Cash America International, Inc.	19,400	751,168
Nelnet, Inc., Class A	15,400	629,860

		1,381,028

Diversified Financial Services - 0.99%
PHH Corp.*	33,300	860,472

Diversified Telecommunication Services - 0.96%
Cincinnati Bell, Inc.*	241,100	834,206

Electronic Equipment, Instruments & Components - 6.47%
Insight Enterprises, Inc.*	67,400	1,692,414
Plexus Corp.*	28,000	1,121,960
Sanmina Corp.*	58,700	1,024,315
ScanSource, Inc.*	22,100	901,017
TTM Technologies, Inc.*	101,500	857,675

		5,597,381

Energy Equipment & Services - 2.50%
Matrix Service Co.*	25,400	858,012
Pioneer Energy Services Corp.*	100,500	1,301,475

		2,159,487

Food & Staples Retailing - 3.86%
Andersons, Inc. (The)	18,300	1,084,092
Pantry, Inc. (The)*	42,968	659,129
Spartan Stores, Inc.	35,500	823,955
Weis Markets, Inc.	15,600	768,300

		3,335,476

Food Products - 1.81%
Chiquita Brands International, Inc.*	70,800	881,460
Fresh Del Monte Produce, Inc.	24,800	683,736

		1,565,196

Health Care Providers & Services - 7.00%
Addus HomeCare Corp.*	35,400	815,970
Alliance HealthCare Services, Inc.*	30,100	1,009,253
AMN Healthcare Services, Inc.*	79,500	1,092,330
Kindred Healthcare, Inc.	67,600	1,583,192
Select Medical Holdings Corp.	97,900	1,218,855

32	Quarterly Report | March 31, 2014 (Unaudited)

Bridgeway Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of March 31, 2014 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Health Care Providers & Services (continued)
Triple-S Management Corp., Class B*	21,000	$ 338,940

		6,058,540

Hotels, Restaurants & Leisure - 0.94%
Red Robin Gourmet Burgers, Inc.*	11,300	809,984

Household Durables - 0.94%
Ryland Group, Inc. (The)	20,400	814,572

Household Products - 1.16%
Harbinger Group, Inc.*	81,800	1,000,414

Insurance - 9.04%
CNO Financial Group, Inc.	54,400	984,640
FBL Financial Group, Inc., Class A	12,000	519,840
First American Financial Corp.	32,500	862,875
Horace Mann Educators Corp.	28,100	814,900
Maiden Holdings, Ltd.	67,500	842,400
OneBeacon Insurance Group, Ltd., Class A	60,220	931,002
Platinum Underwriters Holdings, Ltd.	17,200	1,033,720
RLI Corp.	20,600	911,344
Symetra Financial Corp.	46,500	921,630

		7,822,351

Internet Software & Services - 0.55%
EarthLink Holdings Corp.	132,000	476,520

IT Services - 1.51%
Unisys Corp.*	42,900	1,306,734

Life Sciences Tools & Services - 1.66%
Albany Molecular Research, Inc.*	77,200	1,435,148

Machinery - 1.08%
Titan International, Inc.+	49,200	934,308

Media - 1.23%
Cumulus Media, Inc., Class A*	154,000	1,064,140

Metals & Mining - 1.88%
AK Steel Holding Corp.*+	111,000	801,420
Kaiser Aluminum Corp.	11,500	821,330

		1,622,750

Multi-Utilities - 1.88%
Avista Corp.	28,700	879,655

Industry Company	Shares	Value

Multi-Utilities (continued)
Black Hills Corp.	13,000	$ 749,450

		1,629,105

Oil, Gas & Consumable Fuels - 9.10%
Alon USA Energy, Inc.	48,600	726,084
Cloud Peak Energy, Inc.*	45,100	953,414
Energy XXI (Bermuda), Ltd.	31,100	733,027
Green Plains Renewable Energy, Inc.	49,900	1,495,004
Quicksilver Resources, Inc.*+	315,300	829,239
Renewable Energy Group, Inc.*	77,000	922,460
Stone Energy Corp.*	32,966	1,383,583
W&T Offshore, Inc.	47,700	825,687

		7,868,498

Paper & Forest Products - 0.98%
Clearwater Paper Corp.*	13,500	846,045

Real Estate Investment Trusts (REITs) - 0.45%
Whitestone REIT	27,200	392,768

Road & Rail - 1.34%
AMERCO	5,000	1,160,600

Semiconductors & Semiconductor Equipment - 2.13%
Amkor Technology, Inc.*	148,000	1,015,280
Ultra Clean Holdings, Inc.*	63,100	829,765

		1,845,045

Software - 1.91%
Mentor Graphics Corp.	35,000	770,700
Take-Two Interactive Software, Inc.*	40,300	883,779

		1,654,479

Specialty Retail - 4.32%
Brown Shoe Co., Inc.	51,500	1,366,810
hhgregg, Inc.*+	45,100	433,411
Men’s Wearhouse, Inc. (The)	24,700	1,209,806
Stein Mart, Inc.	52,000	728,520

		3,738,547

Thrifts & Mortgage Finance - 7.37%
Berkshire Hills Bancorp, Inc.	34,400	890,272
Capitol Federal Financial, Inc.	68,600	860,930
EverBank Financial Corp.	55,900	1,102,907
Flagstar Bancorp, Inc.*	48,900	1,086,558
Home Loan Servicing Solutions, Ltd.	42,400	915,840

www.bridgeway.com	33

Bridgeway Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of March 31, 2014 (Unaudited)

Industry Company		Shares	Value
Common Stocks (continued)
Thrifts & Mortgage Finance (continued)
Northwest Bancshares, Inc.		74,600	$1,089,160
Rockville Financial, Inc.+		31,500	428,085

			6,373,752

TOTAL COMMON STOCKS - 99.65%			86,209,858

(Cost $73,719,281)

	Rate^	Shares	Value
MONEY MARKET FUND - 0.33%
BlackRock FedFund	0.01%	287,679	287,679

TOTAL MONEY MARKET FUND - 0.33%			287,679

(Cost $287,679)

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 6.12%
BNY Mellon Overnight Government Fund**	0.01%	5,289,540	5,289,540

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 6.12%			5,289,540

(Cost $5,289,540)

Total Investments - 106.10%			$91,787,077
(Cost $79,296,500)
Liabilities in Excess of Other Assets - (6.10%)			(5,277,504)

NET ASSETS - 100.00%			$86,509,573

*      Non-income producing security.

**     This security represents the investment of the collateral received in connection with securities out on loan as of March 31, 2014.

^      Rate disclosed as of March 31, 2014.

+     This security or a portion of the security is out on loan as of March 31, 2014. Total loaned securities had a value of $5,127,567 at March 31, 2014.

Summary of inputs used to value the Fund’s investments as of 03/31/2014 is as follows (See Note 2 in Notes to Quarterly Schedule of Investments):

	Valuation Inputs
	Investment in Securities (Value)
		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Common Stocks	$86,209,858	$—	$ —	$86,209,858
Money Market Fund	—	287,679	—	287,679
Investments Purchased with Cash Proceeds From Securities Lending	—	5,289,540	—	5,289,540

TOTAL	$86,209,858	$5,577,219	$ —	$91,787,077

See Notes to Quarterly Schedule of Investments

34	Quarterly Report | March 31, 2014 (Unaudited)

Bridgeway Large-Cap Growth Fund
SCHEDULE OF INVESTMENTS
Showing percentage of net assets as of March 31, 2014 (Unaudited)

Industry Company	Shares	Value
COMMON STOCKS - 99.42%
Aerospace & Defense - 3.08%
Honeywell International, Inc.	5,900	$ 547,284
Lockheed Martin Corp.	3,200	522,368
Northrop Grumman Corp.	4,900	604,562

		1,674,214

Airlines - 5.05%
Delta Air Lines, Inc.	26,600	921,690
Southwest Airlines Co.	31,100	734,271
United Continental Holdings, Inc.*	24,400	1,088,972

		2,744,933

Auto Components - 3.90%
Delphi Automotive PLC	14,400	977,184
Goodyear Tire & Rubber Co. (The)	22,500	587,925
Lear Corp.	6,600	552,552

		2,117,661

Automobiles - 0.93%
Ford Motor Co.	32,400	505,440

Beverages - 1.08%
PepsiCo, Inc.	7,000	584,500

Biotechnology - 2.04%
Regeneron Pharmaceuticals, Inc.*	3,700	1,111,036

Chemicals - 6.56%
CF Industries Holdings, Inc.	2,200	573,408
Dow Chemical Co. (The)	11,400	553,926
LyondellBasell Industries NV, Class A	7,600	675,944
Praxair, Inc.	4,700	615,559
Sherwin-Williams Co. (The)	5,800	1,143,354

		3,562,191

Commercial Services & Supplies - 0.91%
Cintas Corp.	8,300	494,763

Computers & Peripherals - 5.72%
Apple, Inc.	2,500	1,341,850
Hewlett-Packard Co.	18,900	611,604
Seagate Technology PLC	10,600	595,296
Western Digital Corp.	6,100	560,102

		3,108,852

Consumer Finance - 2.28%
Capital One Financial Corp.	7,500	578,700
Discover Financial Services	11,300	657,547

		1,236,247

Industry Company	Shares	Value

Containers & Packaging - 1.52%
Rock-Tenn Co., Class A	2,600	$274,482
Sealed Air Corp.	16,700	548,929

		823,411

Diversified Financial Services - 1.03%
McGraw Hill Financial, Inc.	7,300	556,990

Diversified Telecommunication Services - 2.07%
Level 3 Communications, Inc.*	15,900	622,326
Verizon Communications, Inc.	10,600	504,242

		1,126,568

Electric Utilities - 1.22%
Exelon Corp.	19,700	661,132

Electronic Equipment, Instruments & Components - 1.01%
Amphenol Corp., Class A	6,000	549,900

Food & Staples Retailing - 3.29%
Costco Wholesale Corp.	4,700	524,896
Kroger Co. (The)	12,800	558,720
Safeway, Inc.	19,000	701,860

		1,785,476

Food Products - 2.03%
General Mills, Inc.	9,800	507,836
Hershey Co. (The)	5,700	595,080

		1,102,916

Health Care Equipment & Supplies - 1.06%
Cooper Companies, Inc. (The)	4,200	576,912

Health Care Providers & Services - 2.66%
Cigna Corp.	6,500	544,245
HCA Holdings, Inc.*	17,200	903,000

		1,447,245

Hotels, Restaurants & Leisure - 1.94%
Chipotle Mexican Grill, Inc.*	1,000	568,050
Starbucks Corp.	6,600	484,308

		1,052,358

Household Products - 1.03%
Colgate-Palmolive Co.	8,600	557,882

Industrial Conglomerates - 0.99%
Danaher Corp.	7,200	540,000

Insurance - 1.82%
Arch Capital Group, Ltd.*	8,500	489,090

www.bridgeway.com	35

Bridgeway Large-Cap Growth Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of March 31, 2014 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Insurance (continued)
Prudential Financial, Inc.	5,900	$ 499,435

		988,525

Internet Software & Services - 1.59%
LinkedIn Corp., Class A*	3,400	628,796
Rackspace Hosting, Inc.*	7,100	233,022

		861,818

IT Services - 11.84%
Alliance Data Systems Corp.*	4,300	1,171,535
Automatic Data Processing, Inc.	7,000	540,820
Cognizant Technology Solutions Corp., Class A*	11,800	597,198
Fiserv, Inc.*	10,000	566,900
Gartner, Inc.*	8,600	597,184
International Business Machines Corp.	2,800	538,972
Mastercard, Inc., Class A	9,000	672,300
Paychex, Inc.	14,300	609,180
Visa, Inc., Class A	2,600	561,236
Western Union Co. (The)	35,400	579,144

		6,434,469

Leisure Equipment & Products - 1.13%
Polaris Industries, Inc.	4,400	614,724

Life Sciences Tools & Services - 2.52%
Illumina, Inc.*	5,500	817,630
Waters Corp.*	5,100	552,891

		1,370,521

Machinery - 1.19%
Snap-on, Inc.	5,700	646,836

Media - 3.23%
Comcast Corp., Class A	12,500	625,250
DIRECTV*	7,300	557,866
Twenty-First Century Fox, Inc., Class A	17,900	572,263

		1,755,379

Multiline Retail - 1.11%
Macy’s, Inc.	10,200	604,758

Oil, Gas & Consumable Fuels - 1.98%
Marathon Petroleum Corp.	6,300	548,352

Industry Company	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Noble Energy, Inc.	7,400	$525,696

		1,074,048

Personal Products - 1.49%
Herbalife, Ltd.+	7,800	446,706
Nu Skin Enterprises, Inc., Class A	4,400	364,540

		811,246

Pharmaceuticals - 3.22%
Actavis, PLC*	2,900	596,965
Eli Lilly & Co.	10,700	629,802
Johnson & Johnson	5,300	520,619

		1,747,386

Real Estate Investment Trusts (REITs) - 1.02%
American Tower Corp.	6,800	556,716

Road & Rail - 1.17%
Union Pacific Corp.	3,400	638,044

Semiconductors & Semiconductor Equipment - 1.00%
Skyworks Solutions, Inc.*	14,500	544,040

Software - 5.57%
Electronic Arts, Inc.*	21,200	615,012
Intuit, Inc.	9,200	715,116
Microsoft Corp.	14,900	610,751
NetSuite, Inc.*	5,100	483,633
Oracle Corp.	14,700	601,377

		3,025,889

Specialty Retail - 3.89%
Best Buy Co., Inc.	15,900	419,919
Gap, Inc. (The)	14,200	568,852
Home Depot, Inc. (The)	11,000	870,430
PetSmart, Inc.	3,700	254,893

		2,114,094

Textiles, Apparel & Luxury Goods - 2.19%
Fossil Group, Inc.*	3,800	443,118
Hanesbrands, Inc.	9,800	749,504

		1,192,622

Trading Companies & Distributors - 2.06%
United Rentals, Inc.*	7,000	664,580

36	Quarterly Report | March 31, 2014 (Unaudited)

Bridgeway Large-Cap Growth Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of March 31, 2014 (Unaudited)

Industry Company		Shares	Value
Common Stocks (continued)
Trading Companies & Distributors (continued)
W.W. Grainger, Inc.		1,800	$ 454,788

			1,119,368

TOTAL COMMON STOCKS - 99.42%			54,021,110

(Cost $40,503,558)

	Rate^	Shares	Value
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 0.81%
BNY Mellon Overnight Government Fund**	0.01%	443,040	443,040

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 0.81%			443,040

(Cost $443,040)

TOTAL INVESTMENTS - 100.23%			54,464,150
(Cost $40,946,598)
Liabilities in Excess of Other Assets - (0.23%)			(125,574)

NET ASSETS - 100.00%			$54,338,576

*      Non-income producing security.

**     This security represents the investment of the collateral received in connection with securities out on loan as of March 31, 2014.

^      Rate disclosed as of March 31, 2014.

+     This security or a portion of the security is out on loan as of March 31, 2014. Total loaned securities had a value of $434,070 at March 31, 2014.

PLC - Public Limited Company

Summary of inputs used to value the Fund’s investments as of 03/31/2014 is as follows (See Note 2 in Notes to Quarterly Schedule of Investments):

	Valuation Inputs
	Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$54,021,110	$—	$—	$54,021,110
Investments Purchased with Cash Proceeds From Securities Lending	—	443,040	—	443,040

TOTAL	$54,021,110	$443,040	$—	$54,464,150

See Notes to Quarterly Schedule of Investments.

www.bridgeway.com	37

Bridgeway Blue Chip 35 Index Fund
SCHEDULE OF INVESTMENTS
Showing percentage of net assets as of March 31, 2014 (Unaudited)

Industry Company	Shares	Value
COMMON STOCKS - 99.93%
Aerospace & Defense - 2.91%
United Technologies Corp.	130,380	$15,233,599

Air Freight & Logistics - 2.67%
United Parcel Service, Inc., Class B	143,263	13,950,951

Beverages - 5.32%
Coca-Cola Co. (The)	359,014	13,879,481
PepsiCo, Inc.	167,350	13,973,725

		27,853,206

Biotechnology - 2.66%
Gilead Sciences, Inc.*	196,200	13,902,732

Commercial Banks - 2.68%
Wells Fargo & Co.	282,059	14,029,615

Communications Equipment - 2.65%
Cisco Systems, Inc.	618,608	13,863,005

Computers & Peripherals - 3.19%
Apple, Inc.	31,150	16,719,451

Diversified Financial Services - 8.55%
Bank of America Corp.	942,808	16,216,298
Berkshire Hathaway, Inc., Class B*	114,550	14,315,314
JPMorgan Chase & Co.	234,195	14,217,978

		44,749,590

Diversified Telecommunication Services - 5.31%
AT&T, Inc.	402,725	14,123,566
Verizon Communications, Inc.	287,489	13,675,851

		27,799,417

Energy Equipment & Services - 3.15%
Schlumberger, Ltd.	169,200	16,497,000

Food & Staples Retailing - 5.77%
CVS Caremark Corp.	219,800	16,454,228
Wal-Mart Stores, Inc.	179,519	13,720,637

		30,174,865

Hotels, Restaurants & Leisure - 2.65%
McDonald’s Corp.	141,400	13,861,442

Household Products - 2.65%
Procter & Gamble Co. (The)	172,126	13,873,356

Industrial Conglomerates - 5.52%
3M Co.	110,550	14,997,213

Industry Company	Shares	Value

Industrial Conglomerates (continued)
General Electric Co.	536,743	$13,896,276

		28,893,489

Internet & Catalog Retail - 2.66%
Amazon.com, Inc.*	41,400	13,931,928

Internet Software & Services - 3.06%
Google, Inc., Class A*	14,370	16,015,509

IT Services - 5.96%
International Business Machines Corp.	72,867	14,026,169
Visa, Inc., Class A	79,650	17,193,249

		31,219,418

Media - 5.31%
Comcast Corp., Class A	274,900	13,750,498
Walt Disney Co. (The)	175,500	14,052,285

		27,802,783

Oil, Gas & Consumable Fuels - 7.98%
Chevron Corp.	118,695	14,114,023
ConocoPhillips	198,535	13,966,937
Exxon Mobil Corp.	139,987	13,673,930

		41,754,890

Pharmaceuticals - 8.24%
Johnson & Johnson	142,552	14,002,883
Merck & Co., Inc.	265,735	15,085,776
Pfizer, Inc.	436,444	14,018,581

		43,107,240

Semiconductors & Semiconductor Equipment - 5.31%
Intel Corp.	536,243	13,840,432
QUALCOMM, Inc.	177,100	13,966,106

		27,806,538

Software - 5.73%
Microsoft Corp.	338,645	13,881,058
Oracle Corp.	394,413	16,135,436

		30,016,494

TOTAL COMMON STOCKS - 99.93%		523,056,518

(Cost $367,390,613)

38	Quarterly Report | March 31, 2014 (Unaudited)

Bridgeway Blue Chip 35 Index Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of March 31, 2014 (Unaudited)

	Rate^	Shares	Value
MONEY MARKET FUND - 0.26%
BlackRock FedFund	0.01%	1,376,731	$1,376,731

TOTAL MONEY MARKET FUND - 0.26%			1,376,731

(Cost $1,376,731)

TOTAL INVESTMENTS - 100.19%			$524,433,249
(Cost $368,767,344)
Liabilities in Excess of Other Assets - (0.19%)			(1,005,751)

NET ASSETS - 100.00%			$523,427,498

* Non-income producing security. ^ Rate disclosed as of March 31, 2014.

Summary of inputs used to value the Fund’s investments as of 03/31/2014 is as follows (See Note 2 in Notes to Quarterly Schedule of Investments):

	Valuation Inputs
	Investment in Securities (Value)
		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total

Common Stocks	$523,056,518	$—	$ —	$523,056,518
Money Market Fund	—	1,376,731	—	1,376,731

TOTAL	$523,056,518	$1,376,731	$ —	$524,433,249

See Notes to Quarterly Schedule of Investments.

www.bridgeway.com	39

Bridgeway Managed Volatility Fund
SCHEDULE OF INVESTMENTS
Showing percentage of net assets as of March 31, 2014 (Unaudited)

Industry Company	Shares	Value
COMMON STOCKS - 53.74%
Aerospace & Defense - 1.04%
Honeywell International, Inc.	800	$74,208
Lockheed Martin Corp.#	1,170	190,991
Northrop Grumman Corp.#	400	49,352
United Technologies Corp.	840	98,145

		412,696

Air Freight & Logistics - 0.27%
FedEx Corp.#	800	106,048

Airlines - 0.45%
United Continental Holdings, Inc.*#	4,000	178,520

Auto Components - 0.33%
Delphi Automotive PLC#	1,300	88,218
Johnson Controls, Inc.	900	42,588

		130,806

Automobiles - 0.60%
Ford Motor Co.#	4,200	65,520
General Motors Co.#	5,000	172,100

		237,620

Beverages - 1.44%
Brown-Forman Corp., Class B	4,425	396,878
Coca-Cola Co. (The)	4,500	173,970

		570,848

Biotechnology - 1.39%
Biogen Idec, Inc.*#	900	275,283
Celgene Corp.*	800	111,680
Gilead Sciences, Inc.*#	2,300	162,978

		549,941

Capital Markets - 1.34%
Ameriprise Financial, Inc.	680	74,848
Charles Schwab Corp. (The)#	3,500	95,655
Goldman Sachs Group, Inc. (The)#	1,500	245,775
Morgan Stanley	800	24,936
State Street Corp.#	1,300	90,415

		531,629

Chemicals - 1.50%
Dow Chemical Co. (The)#	1,500	72,885
Monsanto Co.	900	102,393
PPG Industries, Inc.	400	77,384
Praxair, Inc.#	1,200	157,164

Industry Company	Shares	Value

Chemicals (continued)
Sherwin-Williams Co. (The)	600	$118,278
Sigma-Aldrich Corp.	700	65,366

		593,470

Commercial Banks - 1.14%
Comerica, Inc.#	1,100	56,980
KeyCorp#	3,700	52,688
U.S. Bancorp#	2,200	94,292
Wells Fargo & Co.#	4,971	247,258

		451,218

Commercial Services & Supplies - 0.79%
Tyco International, Ltd.#	4,400	186,560
Waste Management, Inc.#	3,000	126,210

		312,770

Communications Equipment - 0.70%
Cisco Systems, Inc.	11,600	259,956
Juniper Networks, Inc.*#	700	18,032

		277,988

Computers & Peripherals - 3.74%
Apple, Inc.#	1,100	590,414
EMC Corp.#	7,400	202,834
Hewlett-Packard Co.#	5,800	187,688
SanDisk Corp.#	1,300	105,547
Seagate Technology PLC#	7,000	393,120

		1,479,603

Consumer Finance - 0.80%
American Express Co.#	1,800	162,054
Capital One Financial Corp.	2,000	154,320

		316,374

Containers & Packaging - 0.42%
Sealed Air Corp.#	5,000	164,350

Diversified Financial Services - 2.02%
Bank of America Corp.#	10,800	185,760
Berkshire Hathaway, Inc., Class B*#	900	112,473
Citigroup, Inc.	3,310	157,556
JPMorgan Chase & Co.#	4,800	291,408
McGraw Hill Financial, Inc.	700	53,410

		800,607

Diversified Telecommunication Services - 1.79%
AT&T, Inc.#	14,600	512,022
CenturyLink, Inc.	2,400	78,816

40	Quarterly Report | March 31, 2014 (Unaudited)

Bridgeway Managed Volatility Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of March 31, 2014 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Diversified Telecommunication Services (continued)
Frontier Communications Corp.+	672	$ 3,830
Verizon Communications, Inc.#	2,400	114,168

		708,836

Electric Utilities - 0.86%
American Electric Power Co., Inc.	1,100	55,726
Duke Energy Corp.	783	55,765
Exelon Corp.#	4,300	144,308
Southern Co. (The)#	1,900	83,486

		339,285

Electrical Equipment - 0.29%
Eaton Corp. PLC#	1,000	75,120
Emerson Electric Co.	600	40,080

		115,200

Electronic Equipment, Instruments & Components - 0.06%
FLIR Systems, Inc.	600	21,600

Energy Equipment & Services - 0.92%
Baker Hughes, Inc.#	3,100	201,562
Halliburton Co.#	1,700	100,113
National Oilwell Varco, Inc.#	800	62,296

		363,971

Food & Staples Retailing - 1.19%
CVS Caremark Corp.#	2,100	157,206
Kroger Co. (The)#	3,400	148,410
Safeway, Inc.	900	33,246
Wal-Mart Stores, Inc.	1,700	129,931

		468,793

Food Products - 0.85%
Archer-Daniels-Midland Co.	1,000	43,390
General Mills, Inc.#	1,400	72,548
JM Smucker Co. (The)#	1,400	136,136
Mead Johnson Nutrition Co.#	1,016	84,470

		336,544

Health Care Equipment & Supplies - 0.88%
Abbott Laboratories#	1,300	50,063
Baxter International, Inc.#	1,300	95,654
Becton Dickinson & Co.	220	25,758
C.R. Bard, Inc.	500	73,990

Industry Company	Shares	Value

Health Care Equipment & Supplies (continued)
Stryker Corp.#	1,260	$ 102,652

		348,117

Health Care Providers & Services - 0.90%
Express Scripts Holding Co.*#	2,634	197,787
Laboratory Corp. of America Holdings*	300	29,463
Quest Diagnostics, Inc.+	400	23,168
UnitedHealth Group, Inc.#	1,300	106,587

		357,005

Hotels, Restaurants & Leisure - 0.71%
McDonald’s Corp.	900	88,227
Starbucks Corp.	900	66,042
Yum! Brands, Inc.#	1,700	128,163

		282,432

Household Products - 1.07%
Colgate-Palmolive Co.#	2,200	142,714
Kimberly-Clark Corp.	1,000	110,250
Procter & Gamble Co. (The)#	2,100	169,260

		422,224

Independent Power Producers & Energy Traders - 0.28%
AES Corp.#	7,800	111,384

Industrial Conglomerates - 0.90%
3M Co.#	1,000	135,660
Danaher Corp.	500	37,500
General Electric Co.#	7,100	183,819

		356,979

Insurance - 2.32%
Aflac, Inc.	300	18,912
Aon PLC#	1,700	143,276
Chubb Corp. (The)#	1,100	98,230
Progressive Corp. (The)	820	19,860
Prudential Financial, Inc.#	3,500	296,275
Travelers Cos., Inc. (The)#	4,000	340,400

		916,953

Internet & Catalog Retail - 0.43%
Amazon.com, Inc.*#	500	168,260

Internet Software & Services - 0.91%
eBay, Inc.*	1,300	71,812

www.bridgeway.com	41

Bridgeway Managed Volatility Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of March 31, 2014 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Internet Software & Services (continued)
Google, Inc., Class A*	260	$ 289,773

		361,585

IT Services - 1.82%
Cognizant Technology Solutions Corp., Class A*	1,600	80,976
International Business Machines Corp.#	1,200	230,988
Teradata Corp.*	400	19,676
Visa, Inc., Class A#	1,300	280,618
Western Union Co. (The)#	6,500	106,340

		718,598

Leisure Equipment & Products - 0.21%
Hasbro, Inc.#	1,500	83,430

Life Sciences Tools & Services - 0.21%
Thermo Fisher Scientific, Inc.#	700	84,168

Machinery - 0.62%
Deere & Co.	2,700	245,160

Media - 2.00%
Comcast Corp., Class A#	2,250	112,545
News Corp., Class A*	600	10,332
Omnicom Group, Inc.#	1,000	72,600
Scripps Networks Interactive, Inc., Class A#	3,700	280,867
Time Warner, Inc.#	1,333	87,085
Twenty-First Century Fox, Inc., Class A#	2,400	76,728
Walt Disney Co. (The)#	1,900	152,133

		792,290

Metals & Mining - 0.84%
Freeport-McMoRan Copper & Gold, Inc.#	10,000	330,700

Multiline Retail - 0.36%
Big Lots, Inc.*	500	18,935
Dollar General Corp.*#	2,200	122,056

		140,991

Multi-Utilities - 0.59%
Dominion Resources, Inc.#	1,920	136,301
Sempra Energy#	1,000	96,760

		233,061

Oil, Gas & Consumable Fuels - 4.15%
Anadarko Petroleum Corp.#	1,000	84,760
Apache Corp.	500	41,475

Industry Company	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Chesapeake Energy Corp.	500	$ 12,810
Chevron Corp.	2,078	247,095
ConocoPhillips#	1,187	83,505
EOG Resources, Inc.	500	98,085
Exxon Mobil Corp.	4,000	390,720
Marathon Petroleum Corp.#	5,300	461,312
Occidental Petroleum Corp.#	1,200	114,348
Phillips 66	593	45,697
Williams Cos., Inc. (The)	1,500	60,870

		1,640,677

Paper & Forest Products - 0.17%
International Paper Co.#	1,500	68,820

Pharmaceuticals - 2.51%
AbbVie, Inc.#	1,300	66,820
Actavis, PLC*#	700	144,095
Allergan, Inc.#	1,200	148,920
Bristol-Myers Squibb Co.#	2,279	118,394
Johnson & Johnson#	2,500	245,575
Merck & Co., Inc.#	1,600	90,832
Pfizer, Inc.#	5,600	179,872

		994,508

Professional Services - 0.25%
Nielsen Holdings NV	2,200	98,186

Real Estate Investment Trusts (REITs) - 0.63%
American Tower Corp.#	1,200	98,244
Public Storage	900	151,641

		249,885

Road & Rail - 0.47%
Union Pacific Corp.#	1,000	187,660

Semiconductors & Semiconductor Equipment - 1.81%
Applied Materials, Inc.#	8,200	167,444
Broadcom Corp., Class A#	1,400	44,072
Intel Corp.	3,300	85,173
Micron Technology, Inc.*#	8,000	189,280
QUALCOMM, Inc.#	2,000	157,720
Texas Instruments, Inc.#	1,570	74,025

		717,714

Software - 1.50%
Citrix Systems, Inc.*	1,000	57,430
Intuit, Inc.	500	38,865
Microsoft Corp.	6,700	274,633

42	Quarterly Report | March 31, 2014 (Unaudited)

Bridgeway Managed Volatility Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of March 31, 2014 (Unaudited)

Industry Company		Shares	Value
Common Stocks (continued)
Software (continued)
Oracle Corp.#		5,460	$ 223,369

			594,297

Specialty Retail - 2.41%
AutoZone, Inc.*		600	322,260
Gap, Inc. (The)#		11,700	468,702
Urban Outfitters, Inc.*#		4,500	164,115

			955,077

Textiles, Apparel & Luxury Goods - 0.37%
NIKE, Inc., Class B#		2,000	147,720

Trading Companies & Distributors - 0.32%
W.W. Grainger, Inc.		500	126,330

Wireless Telecommunication Services - 0.17%
Crown Castle International Corp.		900	66,402

TOTAL COMMON STOCKS - 53.74%			21,269,330

(Cost $14,333,243)

Due Date	Discount Rate or Coupon Rate	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 43.48%
U.S. Treasury Bills - 42.95%
04/17/2014	0.035%(a)	$1,000,000	999,984
04/17/2014	0.151%(a)	2,000,000	1,999,866
05/01/2014	0.055%(a)	2,000,000	1,999,908
05/29/2014	0.045%(a)	1,000,000	999,928
05/29/2014	0.105%(a)	2,000,000	1,999,662
06/19/2014	0.050%(a)	2,000,000	1,999,902
06/26/2014	0.050%(a)	3,000,000	2,999,748
07/17/2014	0.055%(a)	2,000,000	1,999,748
09/25/2014	0.075%(a)	2,000,000	1,999,410

			16,998,156

U.S. Treasury Notes - 0.53%
02/15/2015	4.000%(a)	200,000	206,773

			206,773

TOTAL U.S. GOVERNMENT OBLIGATIONS - 43.48%
(Cost $17,197,632)			17,204,929

	Rate^	Shares	Value
MONEY MARKET FUND - 3.50%
BlackRock FedFund	0.01%	1,385,479	$ 1,385,479

TOTAL MONEY MARKET FUND — 3.50%			1,385,479

(Cost $1,385,479)

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 0.07%
BNY Mellon Overnight Government Fund**	0.01%	27,464	27,464

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 0.07%			27,464

(Cost $27,464)

TOTAL INVESTMENTS - 100.79% (Cost $32,943,818)			$39,887,202
Liabilities in Excess of Other Assets - (0.79%)			(311,008)

NET ASSETS - 100.00%			$39,576,194

*      Non-income producing security.

**     This security represents the investment of the collateral received in connection with securities out on loan as of March 31, 2014.

#      Security subject to call or put option written by the Fund.

^      Rate disclosed as of March 31, 2014.

+     This security or a portion of the security is out on loan as of March 31, 2014. Total loaned securities had a value of $26,897 at March 31, 2014.

(a)    Rate represents the effective yield at purchase.

PLC - Public Limited Company

See Notes to Quarterly Schedule of Investments.

www.bridgeway.com	43

Bridgeway Managed Volatility Fund
SCHEDULE OF OPTIONS WRITTEN
Showing percentage of net assets as of March 31, 2014 (Unaudited)

Company	Number of Contracts	Value
CALL OPTIONS WRITTEN - (0.67%)

3M Co.
Expiring April, 2014 at $135.00	3	$ (621)
Abbott Laboratories
Expiring May, 2014 at $40.00	5	(185)
AbbVie, Inc.
Expiring May, 2014 at $52.50	5	(525)
Actavis, PLC
Expiring May, 2014 at $175.00	3	(9,780)
AES Corp.
Expiring August, 2014 at $14.00	20	(2,000)
Expiring May, 2014 at $14.00	5	(300)

		(2,300)
Allergan, Inc.
Expiring April, 2014 at $100.00	4	(9,760)
Amazon.com, Inc.
Expiring April, 2014 at $390.00	2	(38)
American Express Co.
Expiring April, 2014 at $90.00	3	(456)
American Tower Corp.
Expiring April, 2014 at $82.50	5	(375)
Anadarko Petroleum Corp.
Expiring May, 2014 at $85.00	3	(996)
Aon PLC
Expiring April, 2014 at $82.50	5	(1,350)
Apple, Inc.
Expiring June, 2014 at $550.00	5	(7,500)
Applied Materials, Inc.
Expiring April, 2014 at $18.00	20	(5,120)
AT&T, Inc.
Expiring April, 2014 at $34.00	100	(10,700)
Expiring May, 2014 at $34.00	11	(1,331)

		(12,031)
Baker Hughes, Inc.
Expiring April, 2014 at $55.00	8	(8,160)
Bank of America Corp.
Expiring April, 2014 at $17.00	25	(1,200)
Baxter International, Inc.
Expiring May, 2014 at $70.00	4	(1,680)
Berkshire Hathaway, Inc., Class B
Expiring June, 2014 at $125.00	3	(975)
Biogen Idec, Inc.
Expiring April, 2014 at $280.00	3	(9,000)
Bristol-Myers Squibb Co.
Expiring June, 2014 at $52.50	5	(1,190)
Broadcom Corp., Class A
Expiring April, 2014 at $30.00	5	(785)
Charles Schwab Corp. (The)
Expiring June, 2014 at $27.00	8	(1,040)
Chubb Corp. (The)
Expiring April, 2014 at $95.00	3	(39)

Company	Number of Contracts	Value

Colgate-Palmolive Co.
Expiring May, 2014 at $62.50	6	$ (1,668)
Comcast Corp., Class A
Expiring April, 2014 at $55.00	5	(35)
Comerica, Inc.
Expiring April, 2014 at $47.00	4	(1,988)
ConocoPhillips
Expiring May, 2014 at $67.50	3	(1,020)
CVS Caremark Corp.
Expiring May, 2014 at $67.50	3	(2,331)
Delphi Automotive PLC
Expiring May, 2014 at $67.50	4	(944)
Dollar General Corp.
Expiring May, 2014 at $62.50	6	(300)
Dominion Resources, Inc.
Expiring April, 2014 at $70.00	5	(915)
Dow Chemical Co. (The)
Expiring April, 2014 at $49.00	5	(340)
Eaton Corp., PLC
Expiring April, 2014 at $77.50	3	(120)
eBay, Inc.
Expiring May, 2014 at $60.00	4	(244)
EMC Corp.
Expiring April, 2014 at $27.00	18	(1,242)
Exelon Corp.
Expiring April, 2014 at $31.00	11	(3,157)
Express Scripts Holding Co.
Expiring April, 2014 at $75.00	5	(575)
Expiring July, 2014 at $97.50	10	(2,870)

		(3,445)
FedEx Corp.
Expiring April, 2014 at $145.00	4	(20)
Ford Motor Co.
Expiring May, 2014 at $15.00	10	(810)
Freeport-McMoRan Copper & Gold, Inc.
Expiring May, 2014 at $33.00	100	(11,300)
Gap, Inc. (The)
Expiring June, 2014 at $43.00	60	(4,680)
General Electric Co.
Expiring April, 2014 at $26.00	18	(720)
General Mills, Inc.
Expiring July, 2014 at $50.00	5	(1,220)
General Motors Co.
Expiring June, 2014 at $36.00	50	(5,500)
Gilead Sciences, Inc.
Expiring May, 2014 at $80.00	6	(492)
Goldman Sachs Group, Inc. (The)
Expiring April, 2014 at $175.00	10	(270)
Expiring July, 2014 at $180.00	2	(310)

		(580)

44	Quarterly Report | March 31, 2014 (Unaudited)

Bridgeway Managed Volatility Fund
SCHEDULE OF OPTIONS WRITTEN (continued)
Showing percentage of net assets as of March 31, 2014 (Unaudited)

Company	Number of Contracts	Value
Call Options Written (continued)
Halliburton Co.
Expiring May, 2014 at $57.50	5	$ (1,445)
Hasbro, Inc.
Expiring April, 2014 at $50.00	5	(3,000)
Expiring April, 2014 at $52.50	5	(1,715)

		(4,715)
Hewlett-Packard Co.
Expiring April, 2014 at $30.00	10	(2,530)
Expiring May, 2014 at $32.00	5	(685)

		(3,215)
International Business Machines Corp.
Expiring April, 2014 at $190.00	4	(2,320)
International Paper Co.
Expiring April, 2014 at $50.00	5	(15)
JM Smucker Co. (The)
Expiring April, 2014 at $100.00	5	(175)
Johnson & Johnson
Expiring April, 2014 at $92.50	7	(4,095)
JPMorgan Chase & Co.
Expiring April, 2014 at $57.50	12	(3,900)
Juniper Networks, Inc.
Expiring July, 2014 at $27.00	2	(242)
KeyCorp
Expiring June, 2014 at $13.00	8	(1,144)
Kroger Co. (The)
Expiring April, 2014 at $37.00	8	(5,520)
Lockheed Martin Corp.
Expiring April, 2014 at $165.00	3	(480)
Marathon Petroleum Corp.
Expiring April, 2014 at $90.00	35	(4,550)
Mead Johnson Nutrition Co.
Expiring May, 2014 at $85.00	3	(726)
Merck & Co., Inc.
Expiring May, 2014 at $57.50	5	(640)
Micron Technology, Inc.
Expiring April, 2014 at $24.00	20	(2,380)
National Oilwell Varco, Inc.
Expiring May, 2014 at $80.00	3	(402)
NIKE, Inc., Class B
Expiring April, 2014 at $77.50	5	(75)
Occidental Petroleum Corp.
Expiring May, 2014 at $95.00	3	(822)
Omnicom Group, Inc.
Expiring April, 2014 at $75.00	3	(180)
Oracle Corp.
Expiring April, 2014 at $39.00	10	(2,080)
Pfizer, Inc.
Expiring April, 2014 at $32.00	15	(1,095)
Praxair, Inc.
Expiring April, 2014 at $135.00	4	(160)

Company	Number of Contracts	Value

Procter & Gamble Co. (The)
Expiring April, 2014 at $85.00	3	$ (18)
Prudential Financial, Inc.
Expiring June, 2014 at $87.50	35	(7,945)
QUALCOMM, Inc.
Expiring April, 2014 at $75.00	5	(2,020)
SanDisk Corp.
Expiring April, 2014 at $77.50	3	(1,590)
Scripps Networks Interactive, Inc., Class A
Expiring June, 2014 at $75.00	25	(9,750)
Seagate Technology PLC
Expiring May, 2014 at $55.00	70	(23,100)
Sealed Air Corp.
Expiring April, 2014 at $30.00	50	(16,500)
Sempra Energy
Expiring April, 2014 at $95.00	3	(606)
Southern Co. (The)
Expiring May, 2014 at $42.00	5	(875)
State Street Corp.
Expiring May, 2014 at $67.50	5	(1,750)
Stryker Corp.
Expiring June, 2014 at $82.50	3	(654)
Texas Instruments, Inc.
Expiring April, 2014 at $44.00	4	(1,380)
Thermo Fisher Scientific, Inc.
Expiring June, 2014 at $130.00	2	(330)
Time Warner, Inc.
Expiring April, 2014 at $67.50	4	(120)
Travelers Cos., Inc. (The)
Expiring April, 2014 at $85.00	10	(940)
Twenty-First Century Fox, Inc., Class A
Expiring April, 2014 at $34.00	6	(60)
Tyco International Ltd.
Expiring April, 2014 at $42.00	10	(900)
U.S. Bancorp
Expiring April, 2014 at $41.00	5	(1,040)
Union Pacific Corp.
Expiring May, 2014 at $175.00	3	(4,380)
United Continental Holdings, Inc.
Expiring June, 2014 at $45.00	40	(12,800)
UnitedHealth Group, Inc.
Expiring April, 2014 at $77.50	5	(2,475)
Urban Outfitters, Inc.
Expiring June, 2014 at $37.00	35	(5,775)
Verizon Communications, Inc.
Expiring April, 2014 at $48.00	6	(144)
Visa, Inc., Class A
Expiring June, 2014 at $230.00	3	(960)

www.bridgeway.com	45

Bridgeway Managed Volatility Fund
SCHEDULE OF OPTIONS WRITTEN (continued)
Showing percentage of net assets as of March 31, 2014 (Unaudited)

Company	Number of Contracts	Value
Call Options Written (continued)
Walt Disney Co. (The)
Expiring April, 2014 at $75.00	5	$ (2,580)
Waste Management, Inc.
Expiring April, 2014 at $44.00	8	(16)
Wells Fargo & Co.
Expiring May, 2014 at $49.00	12	(1,692)
Western Union Co. (The)
Expiring May, 2014 at $16.00	50	(4,250)
Expiring May, 2014 at $17.00	5	(175)

		(4,425)
Yum! Brands, Inc.
Expiring April, 2014 at $75.00	4	(536)

TOTAL CALL OPTIONS WRITTEN – (0.67%)		(263,914)

(Premiums received $(227,205))

PUT OPTIONS WRITTEN - (0.65%)

ADT Corp. (The)
Expiring April, 2014 at $39.00	90	(85,500)
Affiliated Managers Group, Inc.
Expiring June, 2014 at $180.00	20	(10,000)
Centurytel, Inc.
Expiring April, 2014 at $30.00	120	(600)
ConocoPhillips
Expiring May, 2014 at $67.50	55	(3,300)
Delta Air Lines, Inc.
Expiring May, 2014 at $33.00	92	(8,556)
Dow Chemical Co. (The)
Expiring June, 2014 at $49.00	40	(8,880)
E*Trade Financial Corp.
Expiring April, 2014 at $20.00	110	(330)
Expiring April, 2014 at $22.00	75	(1,875)

		(2,205)
Everest Re Group, Ltd.
Expiring April, 2014 at $145.00	10	(800)
Goldman Sachs Group, Inc. (The)
Expiring April, 2014 at $175.00	10	(11,630)
Goodyear Tire & Rubber Co. (The)
Expiring April, 2014 at $23.00	135	(1,350)
Hertz Corp.
Expiring April, 2014 at $80.00	35	(1,435)
Level 3 Communications, Inc.
Expiring June, 2014 at $36.00	110	(14,300)
Marathon Petroleum Corp.
Expiring April, 2014 at $80.00	22	(660)
Micron Technology, Inc.
Expiring April, 2014 at $25.00	125	(27,500)
Motorola Inc
Expiring April, 2014 at $65.00	35	(4,690)
Murphy Oil Corp.
Expiring April, 2014 at $57.50	65	(1,300)

Company	Number of Contracts	Value
Nordstrom, Inc.
Expiring April, 2014 at $60.00	60	$ (1,860)
Northrop Grumman Corp.
Expiring May, 2014 at $115.00	32	(3,360)
PetSmart, Inc.
Expiring April, 2014 at $62.50	60	(780)
PNC Financial Services Group
Expiring May, 2014 at $80.00	50	(2,600)
Quest Diagnostics, Inc.
Expiring May, 2014 at $50.00	80	(2,800)
Skyworks Solutions, Inc.
Expiring May, 2014 at $36.00	95	(13,775)
Southwest Airlines Co.
Expiring June, 2014 at $23.00	150	(14,250)
Stanley Black & Decker, Inc.
Expiring April, 2014 at $80.00	40	(3,600)
Time Warner, Inc.
Expiring April, 2014 at $65.00	25	(2,325)
United Continental Holdings, Inc.
Expiring June, 2014 at $40.00	25	(4,150)
United Rentals, Inc.
Expiring April, 2014 at $90.00	44	(4,400)
Valero Energy Corp.
Expiring June, 2014 at $52.50	75	(22,875)

TOTAL PUT OPTIONS WRITTEN – (0.65%)		(259,481)

(Premiums received $(339,113))

TOTAL OPTIONS WRITTEN – (1.32%)		$(523,395)

(Premiums received $(566,318))

46	Quarterly Report | March 31, 2014 (Unaudited)

Bridgeway Managed Volatility Fund
SCHEDULE OF OPTIONS WRITTEN (continued)
Showing percentage of net assets as of March 31, 2014 (Unaudited)

Summary of inputs used to value the Fund’s investments as of 03/31/2014 is as follows (See Note 2 in Notes to Quarterly Schedule of Investments):
	Assets Table
	Valuation Inputs
	Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$21,269,330	$—	$ —	$21,269,330
U.S. Government Obligations	—	17,204,929	—	17,204,929
Investments Purchased with Cash Proceeds From Securities Lending	—	27,464	—	27,464
Money Market Fund	—	1,385,479	—	1,385,479

TOTAL	$21,269,330	$18,617,872	$ —	$39,887,202

	Liabilities Table
	Valuation Inputs
	Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Options Written	$(523,395)	$—	$ —	$(523,395)

TOTAL	$(523,395)	$—	$ —	$(523,395)

See Notes to Quarterly Schedule of Investments.

www.bridgeway.com	47

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

1. Organization:

Bridgeway Funds, Inc. (“Bridgeway” or the “Company”) was organized as a Maryland corporation on October 19, 1993, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Bridgeway is organized as a series fund, with 11 investment funds as of March 31, 2014 (each, a “Fund” and collectively, the “Funds”): Aggressive Investors 1, Ultra-Small Company, Ultra-Small Company Market, Small-Cap Momentum, Small-Cap Growth, Small-Cap Value, Large-Cap Growth, Blue Chip 35 Index and Managed Volatility Funds are presented in this report. The Omni Small-Cap Value Fund and Omni Tax-Managed Small-Cap Value Fund are included in a separate report.

Bridgeway is authorized to issue 1,915,000,000 shares of common stock at $0.001 per share. As of March 31, 2014, 100,000,000 shares have been classified into the Aggressive Investors 1 Fund. 130,000,000 shares have been classified into the Blue Chip 35 Index Fund. 15,000,000 shares have been classified into the Ultra-Small Company Fund. 100,000,000 shares each have been classified into the Ultra-Small Company Market, Omni Small-Cap Value, Omni Tax-Managed Small-Cap Value, Small-Cap Momentum, Small-Cap Growth, Small-Cap Value, and Large-Cap Growth Funds. 50,000,000 shares have been classified into the Managed Volatility Fund.

The Ultra-Small Company Fund is open to existing investors (direct only).

All of the Funds are no-load, diversified funds.

The Aggressive Investors 1 Fund seeks to exceed the stock market total return (primarily through capital appreciation) at a level of total risk roughly equal to that of the stock market over longer periods of time (three year intervals or more).

The Ultra-Small Company, Ultra-Small Company Market, Small-Cap Momentum, Small-Cap Growth, Small-Cap Value and Large-Cap Growth Funds seek to provide a long-term total return on capital, primarily through capital appreciation.

The Blue Chip 35 Index Fund seeks to provide long-term total return on capital, primarily through capital appreciation, but also some income.

The Managed Volatility Fund seeks to provide a high current return with short-term risk less than or equal to 40% of the stock market.

Bridgeway Capital Management, Inc. (the “Adviser”) is the investment adviser for all of the Funds.

2. Significant Accounting Policies:

The following summary of significant accounting policies, followed in the preparation of the financial statements of the Funds, are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities, Options, Futures and Other Investments Valuation Other than options, portfolio securities that are principally traded on a national securities exchange are valued at their last sale price on the principal exchange on which they are traded prior to the close of the New York Stock Exchange (“NYSE”), on each day the NYSE is open for business. If there is no closing price on the NYSE, the portfolio security will be valued using a composite price, which is defined as the last trading price for the security on the exchange on which the security last traded. Portfolio securities other than options that are principally traded on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) are valued at the NAS-DAQ Official Closing Price (“NOCP”). In the absence of recorded sales on their home exchange, or NOCP, in the case of NASDAQ traded securities, the security will be valued as follows: bid prices for long positions and ask prices for short positions.

48	Quarterly Report | March 31, 2014 (Unaudited)

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Short-term fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Options are valued at the close if there is trading volume and, if there is no trading volume, the options are valued at the bid on long positions and the ask on the short positions.

Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value (“NAV”) per share.

Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Funds may be valued at fair value as determined in good faith by or under the direction of the Board of Directors. The valuation assigned to fair valued security for purposes of calculating the Funds’ NAVs may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.

The inputs and valuation techniques used to determine the value of a Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical assets

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equity securities. The Funds do not adjust the quoted price for such investments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs, are classified as Level 2 prices. These generally include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds and less liquid listed equity securities. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Money market fund investments consist of mutual funds that invest primarily in securities that are valued at amortized cost, and the BNY Mellon Overnight Government Fund invests primarily in securities that are valued at cost or amortized cost. Therefore, these investments are classified as Level 2 investments.

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the Funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting value and therefore the Funds’ results of operations.

www.bridgeway.com	49

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Funds’ investments as of March 31, 2014 is included with each Fund’s Schedule of Investments.

The Funds’ policy is to recognize transfers into, and transfers out of, each level of hierarchy as of the beginning of the reporting period. For the period ended March 31, 2014, there were no transfers between Level 1 and Level 2 in any of the Funds. Details regarding transfers into, and transfers out of, Level 3 can be found at the end of each Schedule of Investments for Funds that held Level 3 securities.

Risks and Uncertainties The Funds provide for various investment options, including stocks, bonds and call and put options. Such investments are exposed to various risks, such as interest rate, market and credit risks. Due to the risks involved, it is at least reasonably possible that changes in risks in the near term would materially affect shareholders’ account values and the amounts reported in the financial statements.

Security Transactions, Investment Income and Expenses Security transactions are accounted for as of the trade date, the date the order to buy or sell is executed. Realized gains and losses are computed on the identified cost basis. Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis from settlement date. Particularly related to the Managed Volatility Fund, discounts and premiums are accreted/amortized on the effective interest method.

Fund expenses that are not series-specific are allocated to each series based upon its relative proportion of net assets to the Funds’ total net assets or other appropriate basis.

Derivatives

The Funds’ use of derivatives for the period ended March 31, 2014 was limited to futures contracts, purchased options, and written options. The following is a summary of the fair value of these derivatives.

Fund/Financial Instrument Type	Asset Derivative Fair Value	Liability Derivative Fair Value

Managed Volatility Fund
Equity Contracts	$ -	$523,395

Futures Contracts The Funds may purchase or sell financial futures contracts to hedge cash positions, manage market risk, and to dampen volatility in line with investment objectives. A futures contract is an agreement between two parties to buy or sell a financial instrument at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash or U.S. government securities equal to the minimum “initial margin” requirements of the exchange on which the futures contract is traded. The contract amount reflects the extent of a Fund’s exposure in these financial instruments. A Fund’s participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract, such Fund agrees to receive from, or pay to, the broker an amount of cash equal to the fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by a Fund as unrealized appreciation or depreciation. When a contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. With futures, there is minimal counterparty risk to the Funds, since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. As of March 31, 2014, the Funds had no open futures contracts.

Options The Aggressive Investors 1 Fund may buy and sell calls and puts to increase or decrease the Fund’s exposure to stock market risk or for purposes of diversification of risk. The Managed Volatility Fund may buy and sell calls and puts to reduce the Fund’s volatility and provide some cash flow. An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. The premium paid by a Fund for the purchase of a call or a put option is included in such Fund’s Schedule of Investments as an investment and subsequently marked-to-market to reflect the current market value of the option. When a Fund writes a call or a put option, an amount equal to the premium received by

50	Quarterly Report | March 31, 2014 (Unaudited)

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

such Fund is included in its Statement of Assets and Liabilities as a liability and is subsequently marked-to-market to reflect the current market value of the option written. If an option which a Fund has written either expires on its stipulated expiration date, or if such Fund enters into a closing purchase transaction, that Fund realizes a gain (or a loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option that a Fund has written is assigned, such Fund realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a put option that a Fund has written is assigned, the amount of the premium originally received reduces the cost of the security that such Fund purchased upon exercise of the option. Buying calls increases a Fund’s exposure to the underlying security to the extent of any premium paid. Buying puts on a stock market index tends to limit a Fund’s exposure to a stock market decline. All options purchased by the Funds were listed on exchanges and considered liquid positions with readily available market quotes.

Covered Call Options and Secured Puts The Aggressive Investors 1 and Managed Volatility Funds may write call options on a covered basis, that is, a Fund will own the underlying security, or a Fund may write secured puts. The principal reason for writing covered calls and secured puts on a security is to attempt to realize income through the receipt of premiums. The option writer has, in return for the premium, given up the opportunity for profit from a substantial price increase in the underlying security so long as the obligation as a writer continues, but has retained the risk of loss should the price of the security decline. All options were listed on exchanges and considered liquid positions with readily available market quotes. Transactions in options written during the period ended March 31, 2014 are as follows:

	Managed Volatility Fund		Managed Volatility Fund
	Written Call Options		Written Put Options
	Contracts	Premiums	Contracts	Premiums

Outstanding, June 30, 2013	921	$185,759	1,204	$282,902
Positions Opened	3,796	687,736	5,911	1,023,712
Exercised	(991)	(187,378)	(1,273)	(242,592)
Splits	-	-	-	-
Expired	(1,447)	(238,109)	(3,180)	(586,795)
Closed	(1,045)	(220,803)	(777)	(138,114)
Outstanding, March 31, 2014	1,234	$227,205	1,885	$339,113
Value, March 31, 2014		$(263,914)		$(259,481)

3. Federal Income Taxes

It is the Funds’ policy to continue to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute income to the extent necessary so that the Funds are not subject to federal income tax. Therefore, no federal income tax provision is required.

Unrealized Appreciation and Depreciation on Investments (Tax Basis) The amount of net unrealized appreciation/ depreciation and the cost of investment securities for tax purposes, including short-term securities at March 31, 2014, were as follows:

		Ultra-Small	Ultra-Small
	Aggressive Investors 1	Company	Company Market
Gross appreciation (excess of value over tax cost)	$ 44,228,912	$ 38,899,799	$157,180,364
Gross depreciation (excess of tax cost over value)	(4,249,719)	(5,235,696)	(11,332,436)
Net unrealized appreciation (depreciation)	$ 39,979,193	$ 33,664,103	$145,847,928
Cost of investments for income tax purposes	$216,349,772	$142,808,763	$339,681,662

www.bridgeway.com	51

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

	Small-Cap Momentum	Small-Cap Growth	Small-Cap Value
Gross appreciation (excess of value over tax cost)	$ 579,700	$ 6,745,824	$14,619,463
Gross depreciation (excess of tax cost over value)	(145,526)	(1,160,285)	(2,128,886)
Net unrealized appreciation (depreciation)	$ 434,174	$ 5,585,539	$12,490,577
Cost of investments for income tax purposes	$6,022,675	$30,891,955	$79,296,500

	Large-Cap Growth	Blue Chip 35 Index	Managed Volatility
Gross appreciation (excess of value over tax cost)	$14,306,831	$159,171,169	$ 7,080,102
Gross depreciation (excess of tax cost over value)	(789,279)	(6,275,160)	(148,444)
Net unrealized appreciation (depreciation)	$13,517,552	$152,896,009	$ 6,931,658
Cost of investments for income tax purposes	$40,946,598	$371,537,240	$32,955,544

The differences between book and tax net unrealized appreciation (depreciation) are primarily due to wash sale loss deferrals and basis adjustments on investments in real estate investment trusts, business development companies, and grantor trusts.

52	Quarterly Report | March 31, 2014 (Unaudited)

Bridgeway Omni Small-Cap Value Fund
SCHEDULE OF INVESTMENTS
Showing percentage of net assets as of March 31, 2014 (Unaudited)

Industry Company	Shares	Value
COMMON STOCKS - 99.13%
Aerospace & Defense - 1.29%
AAR Corp.	92,600	$ 2,402,970
Arotech Corp.*+	64,500	401,190
Ducommun, Inc.*	33,100	829,486
Engility Holdings, Inc.*	8,400	378,420
Erickson Air-Crane, Inc.*+	28,500	550,335
Kratos Defense & Security Solutions, Inc.*	40,000	301,600

		4,864,001
Air Freight & Logistics - 0.51%
Air Transport Services Group, Inc.*	187,300	1,470,305
Atlas Air Worldwide Holdings, Inc.*	12,800	451,456

		1,921,761
Airlines - 1.02%
Hawaiian Holdings, Inc.*+	96,234	1,343,426
Republic Airways Holdings, Inc.*	114,400	1,045,616
SkyWest, Inc.	114,068	1,455,508

		3,844,550
Auto Components - 0.54%
China XD Plastics Co., Ltd.*+	50,900	266,207
Cooper-Standard Holding, Inc.*+	7,500	529,875
Modine Manufacturing Co.*	10,000	146,500
SORL Auto Parts, Inc.*+	29,900	111,527
Stoneridge, Inc.*	55,900	627,757
Strattec Security Corp.	1,300	93,899
Superior Industries International, Inc.	12,200	249,978

		2,025,743
Beverages - 0.06%
MGP Ingredients, Inc.	11,318	76,396
Primo Water Corp.*+	37,600	146,264

		222,660
Biotechnology - 0.20%
Emergent Biosolutions, Inc.*	30,000	758,100
Building Products - 0.77%
Alpha Pro Tech, Ltd.*	30,000	67,200
Gibraltar Industries, Inc.*	81,850	1,544,509
Griffon Corp.	108,900	1,300,266

		2,911,975

Industry Company	Shares	Value

Capital Markets - 1.69%
BlackRock Kelso Capital Corp.+	35,000	$320,950
Calamos Asset Management, Inc., Class A	30,500	394,365
Capital Southwest Corp.	22,400	777,728
CIFC Corp.+	34,600	281,644
Cowen Group, Inc., Class A*	105,900	467,019
FBR & Co.*	21,600	557,928
GFI Group, Inc.	75,000	266,250
Gladstone Capital Corp.+	31,900	321,552
INTL. FCStone, Inc.*	2,200	41,382
Investment Technology Group, Inc.*	57,050	1,152,410
JMP Group, Inc.	37,300	265,203
Manning & Napier, Inc.	17,000	285,090
MVC Capital, Inc.	30,000	406,500
Oppenheimer Holdings, Inc., Class A	10,412	292,057
Piper Jaffray Cos.*	11,400	522,120

		6,352,198

Chemicals - 1.71%
China Green Agriculture, Inc.*	36,800	106,352
Core Molding Technologies, Inc.*	17,000	212,840
Gulf Resources, Inc.*	87,400	211,508
Kraton Performance Polymers, Inc.*	48,350	1,263,869
OM Group, Inc.	74,500	2,474,890
Penford Corp.*	5,100	73,236
Schulman (A.), Inc.	57,500	2,084,950

		6,427,645

Commercial Banks - 18.06%
1st Source Corp.	53,952	1,731,320
Access National Corp.	2,700	43,767
American National Bankshares, Inc.	21,800	512,736
American River Bankshares*	21,300	196,599
Ameris Bancorp*	41,900	976,270
BancorpSouth, Inc.	64,850	1,618,656
Bank of Commerce Holdings+	32,300	217,379
Banner Corp.	11,450	471,854
Bar Harbor Bankshares	7,500	287,625
BCB Bancorp, Inc.	10,400	136,032

www.bridgewayomni.com	1

Bridgeway Omni Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of March 31, 2014 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Commercial Banks (continued)
BNC Bancorp+	61,844	$ 1,071,757
BSB Bancorp, Inc.*	21,000	361,410
C&F Financial Corp.+	1,200	39,768
Camden National Corp.	9,500	391,400
Capital City Bank Group, Inc.	28,150	373,832
Carolina Bank Holdings, Inc.*+	11,500	117,645
Central Pacific Financial Corp.+	25,000	505,000
Central Valley Community Bancorp+	20,000	230,200
Century Bancorp, Inc., Class A	15,200	518,472
Chemical Financial Corp.	61,500	1,995,675
Chemung Financial Corp.+	13,500	366,120
Columbia Banking System, Inc.	44,518	1,269,653
Enterprise Financial Services Corp.	44,500	893,115
Farmers Capital Bank Corp.*	18,400	413,264
Fidelity Southern Corp.	22,423	313,249
Financial Institutions, Inc.	30,500	702,110
First Bancorp	49,571	941,849
First Bancorp, Inc.	1,295	21,108
First BanCorp. (Puerto Rico)*	288,800	1,571,072
First Busey Corp.	55,710	323,118
First Business Financial Services, Inc.	9,400	443,492
First Commonwealth Financial Corp.	158,300	1,431,032
First Community Bancshares, Inc.	35,000	572,600
First Connecticut Bancorp, Inc.	16,100	252,126
First Financial Bancorp	66,600	1,197,468
First Financial Corp.	24,000	808,320
First Financial Holdings, Inc.	14,506	908,366
First Interstate Bancsystem, Inc.	95,200	2,686,544
First Merchants Corp.	79,311	1,716,290
First Midwest Bancorp, Inc.	129,000	2,203,320
First of Long Island Corp. (The)	8,000	324,880
Firstbank Corp.	14,800	276,316
Flushing Financial Corp.	44,297	933,338
German American Bancorp, Inc.	13,000	375,570
Glacier Bancorp, Inc.	55,200	1,604,664
Great Southern Bancorp, Inc.	21,000	630,630

Industry Company	Shares	Value

Commercial Banks (continued)
Hanmi Financial Corp.	50,050	$1,166,165
Heartland Financial USA, Inc.	9,200	248,308
Heritage Commerce Corp.	28,100	226,486
Heritage Financial Corp.	30,000	507,600
HomeTrust Bancshares, Inc.*	300	4,734
Horizon Bancorp	3,150	70,182
Hudson Valley Holding Corp.	25,200	480,060
Independent Bank Corp.*	3,800	49,324
International Bancshares Corp.	65,687	1,647,430
Intervest Bancshares Corp.*	59,100	440,295
Lakeland Bancorp, Inc.	69,000	776,250
LNB Bancorp, Inc.	16,672	190,394
Macatawa Bank Corp.+	13,200	66,528
MainSource Financial Group, Inc.	41,750	713,925
MB Financial, Inc.	17,400	538,704
MBT Financial Corp.*	42,500	209,100
Mercantile Bank Corp.	16,800	346,416
Metro Bancorp, Inc.*	27,300	577,122
Middleburg Financial Corp.	5,000	88,050
MidSouth Bancorp, Inc.	22,500	378,675
MidWestOne Financial Group, Inc.	15,000	378,600
Monarch Financial Holdings, Inc.	13,662	167,496
MutualFirst Financial, Inc.	10,900	206,991
National Penn Bancshares, Inc.	25,000	261,250
NBT Bancorp, Inc.	13,000	317,980
NewBridge Bancorp*	96,700	690,438
Northrim BanCorp, Inc.	5,945	152,727
Old National Bancorp	20,000	298,200
OmniAmerican Bancorp, Inc.	7,644	174,207
Orrstown Financial Services, Inc.*	16,800	279,216
Pacific Continental Corp.	22,000	302,720
Pacific Mercantile Bancorp*	20,000	124,200
Park Sterling Corp.	48,852	324,866
Peapack Gladstone Financial Corp.	6,894	151,668
Peoples Bancorp, Inc.	29,200	722,116
Pinnacle Financial Partners, Inc.	18,700	701,063
Preferred Bank*	35,700	926,772
Premier Financial Bancorp, Inc.	4,200	60,228
PrivateBancorp, Inc.	74,750	2,280,623
Renasant Corp.	47,946	1,392,831

2	Quarterly Report | March 31, 2014 (Unaudited)

Bridgeway Omni Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of March 31, 2014 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Commercial Banks (continued)
Republic Bancorp, Inc., Class A	21,550	$ 487,030
Republic First Bancorp, Inc.*	37,000	142,450
S&T Bancorp, Inc.	49,300	1,168,410
Sandy Spring Bancorp, Inc.	24,000	599,520
Shore Bancshares, Inc.*	1,112	10,575
Sierra Bancorp	20,000	318,400
Southern National Bancorp of Virginia, Inc.+	20,000	203,800
Southside Bancshares, Inc.+	13,336	418,484
Southwest Bancorp, Inc.	32,900	581,014
State Bank Financial Corp.	57,384	1,015,123
Suffolk Bancorp*	27,996	624,311
Summit State Bank	6,000	65,640
Tompkins Financial Corp.	12,808	627,080
Trico Bancshares	37,400	969,782
Umpqua Holdings Corp.	7,200	134,208
Union First Market Bankshares Corp.	60,966	1,549,756
United Community Banks, Inc.*	35,650	691,966
Univest Corp. of Pennsylvania	37,600	771,552
Washington Banking Co.	34,000	604,520
WesBanco, Inc.	51,900	1,651,977
Wintrust Financial Corp.	18,000	875,880
Yadkin Financial Corp.*+	38,452	823,257

		67,951,686

Commercial Services & Supplies - 2.29%
ACCO Brands Corp.*	233,000	1,435,280
ARC Document Solutions, Inc.*	125,850	936,324
Courier Corp.	31,200	480,480
Ennis, Inc.	54,492	902,933
Kimball International, Inc., Class B	67,200	1,216,992
Metalico, Inc.*+	110,000	179,300
Multi-Color Corp.	22,400	784,000
Quad/Graphics, Inc.+	90,000	2,110,500
Schawk, Inc.	1,966	39,300
Versar, Inc.*	24,800	99,200
Viad Corp.	17,400	418,296

		8,602,605

Communications Equipment - 0.86%
Aviat Networks, Inc.*	310,400	493,536
Bel Fuse, Inc., Class B	13,500	295,650
Black Box Corp.	37,164	904,572
ClearOne, Inc.*	27,500	281,875
Comtech Telecommuni-cations Corp.	15,000	477,900

Industry Company	Shares	Value

Communications Equipment (continued)
Emulex Corp.*	64,000	$ 472,960
Harmonic, Inc.*	28,700	204,918
RELM Wireless Corp.*	33,900	106,785

		3,238,196

Computers & Peripherals - 0.24%
Avid Technology, Inc.*	45,000	274,500
Hutchinson Technology, Inc.*	100,900	285,547
Imation Corp.*	59,000	340,430

		900,477

Construction & Engineering - 1.04%
Aegion Corp.*	30,700	777,017
Argan, Inc.	18,600	552,978
Goldfield Corp. (The)*	20,000	44,600
Layne Christensen Co.*+	14,000	254,660
MYR Group, Inc.*	12,100	306,372
Northwest Pipe Co.*	13,400	484,544
Orion Marine Group, Inc.*	27,800	349,446
Pike Corp.*	90,000	968,400
Sterling Construction Co., Inc.*	18,250	158,227

		3,896,244

Consumer Finance - 0.65%
Asta Funding, Inc.*	29,100	240,657
Cash America International, Inc.	10,200	394,944
Consumer Portfolio Services, Inc.*	57,000	389,880
DFC Global Corp.*	34,600	305,518
Encore Capital Group, Inc.*	1,179	53,880
Nelnet, Inc., Class A	25,800	1,055,220

		2,440,099

Distributors - 0.18%
AMCON Distributing Co.	800	68,360
VOXX International Corp.*	45,700	625,176

		693,536

Diversified Consumer Services - 0.67%
Ascent Capital Group, Inc., Class A*	4,500	339,975
Bridgepoint Education, Inc.*	38,500	573,265
Corinthian Colleges, Inc.*+	108,650	149,937
Lincoln Educational Services Corp.	39,150	147,595
Regis Corp.	60,450	828,165
Steiner Leisure, Ltd.*	10,000	462,500

		2,501,437

www.bridgewayomni.com	3

Bridgeway Omni Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of March 31, 2014 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Diversified Financial Services - 0.98%
Gain Capital Holdings, Inc.	47,599	$ 514,545
Interactive Brokers Group, Inc., Class A	51,150	1,108,421
MicroFinancial, Inc.	32,846	258,498
PHH Corp.*	69,550	1,797,172

		3,678,636

Diversified Telecommunication Services - 1.27%
Alaska Communications Systems Group, Inc.*	136,100	262,673
Atlantic Tele-Network, Inc.	16,300	1,074,496
Cbeyond, Inc.*	60,150	436,088
General Communication, Inc., Class A*	82,650	943,036
Hawaiian Telcom Holdco, Inc.*	29,500	840,455
Iridium Communications, Inc.*+	130,028	976,510
Premiere Global Services, Inc.*	700	8,442
Voltari Corp.*+	3,000	10,740
Vonage Holdings Corp.*	53,700	229,299

		4,781,739

Electrical Equipment - 0.56%
Broadwind Energy, Inc.*	25,000	305,500
Global Power Equipment Group, Inc.	25,300	503,217
GrafTech International, Ltd.*+	85,000	928,200
Lihua International, Inc.*+	6,700	32,897
Orion Energy Systems, Inc.*	35,000	253,750
SL Industries, Inc.*+	1,650	40,524
Ultralife Corp.*	7,350	31,237

		2,095,325

Electronic Equipment, Instruments & Components - 3.56%
Benchmark Electronics, Inc.*	65,100	1,474,515
CTS Corp.	25,000	522,000
Electro Rent Corp.	25,000	439,750
IEC Electronics Corp.*	800	3,584
Insight Enterprises, Inc.*	29,800	748,278
Key Tronic Corp.*	22,000	229,240
Multi-Fineline Electronix, Inc.*	45,600	583,680
PAR Technology Corp.*	29,000	141,810
PC Connection, Inc.	12,000	243,840
PCM, Inc.*	8,769	85,761
Plexus Corp.*	13,000	520,910
Radisys Corp.*	50,600	181,654
Sanmina Corp.*	142,700	2,490,115

Industry Company	Shares	Value

Electronic Equipment, Instruments & Components (continued)
ScanSource, Inc.*	21,800	$ 888,786
Sigmatron International, Inc.*	6,500	77,935
SYNNEX Corp.*	35,900	2,175,899
TTM Technologies, Inc.*	159,800	1,350,310
Viasystems Group, Inc.*	54,200	678,584
Vishay Precision Group, Inc.*	31,448	546,566

		13,383,217

Energy Equipment & Services - 4.78%
Basic Energy Services, Inc.*	120,700	3,308,387
C&J Energy Services, Inc.*	66,300	1,933,308
Cal Dive International, Inc.*	178,300	303,110
Dawson Geophysical Co.	26,000	728,260
ENGlobal Corp.*	83,200	130,624
Era Group, Inc.*	11,000	322,410
Forbes Energy Services, Ltd.*	62,800	248,060
Gulf Island Fabrication, Inc.	2,230	48,190
Gulfmark Offshore, Inc., Class A	23,000	1,033,620
Hercules Offshore, Inc.*	333,700	1,531,683
Hornbeck Offshore Services, Inc.*	16,000	668,960
Key Energy Services, Inc.*	102,600	948,024
Mitcham Industries, Inc.*	30,600	426,564
Natural Gas Services Group, Inc.*	19,800	596,772
Newpark Resources, Inc.*	35,000	400,750
Parker Drilling Co.*	167,950	1,190,766
PHI, Inc.*	37,200	1,645,728
Pioneer Energy Services Corp.*	131,640	1,704,738
SEACOR Holdings, Inc.*	6,000	518,520
Tesco Corp.*	14,700	271,950

		17,960,424

Food & Staples Retailing - 1.82%
Andersons, Inc. (The)	38,100	2,257,044
Ingles Markets, Inc., Class A	34,000	809,880
Pantry, Inc. (The)*	42,600	653,484
Roundy’s, Inc.+	138,100	950,128
Spartan Stores, Inc.	56,146	1,303,149
Weis Markets, Inc.	17,500	861,875

		6,835,560

Food Products - 2.39%
Chiquita Brands International, Inc.*	165,603	2,061,757
Coffee Holding Co., Inc.*+	13,500	102,870

4	Quarterly Report | March 31, 2014 (Unaudited)

Bridgeway Omni Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of March 31, 2014 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Food Products (continued)
Fresh Del Monte Produce, Inc.	88,000	$ 2,426,160
John B. Sanfilippo & Son, Inc.	29,107	670,043
Omega Protein Corp.*	65,150	786,361
Post Holdings, Inc.*	40,000	2,204,800
Seneca Foods Corp., Class A*	20,200	635,896
SkyPeople Fruit Juice, Inc.*	62,900	116,365

		9,004,252

Health Care Equipment & Supplies - 1.32%
Alphatec Holdings, Inc.*	220,000	330,000
AngioDynamics, Inc.*	74,400	1,171,800
CryoLife, Inc.	28,700	285,852
Invacare Corp.	47,350	902,964
Medical Action Industries, Inc.*	48,600	338,742
PhotoMedex, Inc.*+	36,397	576,165
RTI Surgical, Inc.*+	23,600	96,288
Symmetry Medical, Inc.*	125,000	1,257,500

		4,959,311

Health Care Providers & Services - 4.21%
Addus HomeCare Corp.*	12,800	295,040
Almost Family, Inc.*	13,300	307,230
Amedisys, Inc.*	99,900	1,487,511
Amsurg Corp.*	28,550	1,344,134
BioTelemetry, Inc.*	74,500	751,705
Cross Country Healthcare, Inc.*	71,850	579,829
Five Star Quality Care, Inc.*	157,300	764,478
Gentiva Health Services, Inc.*	40,000	364,800
Healthways, Inc.*+	20,000	342,800
InfuSystems Holdings, Inc.*	1,100	3,069
Kindred Healthcare, Inc.	81,350	1,905,217
LHC Group, Inc.*	38,000	838,280
Magellan Health Services, Inc.*	12,225	725,554
Molina Healthcare, Inc.*	41,650	1,564,374
National Healthcare Corp.	8,000	446,160
PharMerica Corp.*	72,050	2,015,959
Providence Service Corp. (The)*	16,000	452,480
Select Medical Holdings Corp.	86,900	1,081,905
Skilled Healthcare Group, Inc., Class A*	50,000	263,500
Triple-S Management Corp., Class B*	18,800	303,432

		15,837,457

Industry Company	Shares	Value

Hotels, Restaurants & Leisure - 2.79%
Ambassadors Group, Inc.	500	$ 1,980
Boyd Gaming Corp.*	136,100	1,796,520
Bravo Brio Restaurant Group, Inc.*	33,800	476,918
Carrols Restaurant Group, Inc.*	48,025	344,339
Fiesta Restaurant Group, Inc.*	18,025	821,760
Frisch’s Restaurants, Inc.	6,800	160,956
Full House Resorts, Inc.*	39,350	85,389
International Speedway Corp., Class A	21,920	745,061
Isle of Capri Casinos, Inc.*	96,200	737,854
Lakes Entertainment, Inc.*	22,700	113,500
Luby’s, Inc.*	12,600	77,616
Marcus Corp. (The)	25,350	423,345
Monarch Casino & Resort, Inc.*	29,400	544,782
Penn National Gaming, Inc.*	70,000	862,400
Pinnacle Entertainment, Inc.*	47,450	1,124,565
Red Robin Gourmet Burgers, Inc.*	500	35,840
Ruby Tuesday, Inc.*	139,900	784,839
Speedway Motorsports, Inc.	71,900	1,346,687

		10,484,351

Household Durables - 0.59%
Bassett Furniture Industries, Inc.	21,900	325,215
CSS Industries, Inc.	22,600	610,200
Emerson Radio Corp.*	50,700	105,456
Lifetime Brands, Inc.	24,400	435,784
NACCO Industries, Inc., Class A	9,250	501,442
Skullcandy, Inc.*	13,000	119,340
Stanley Furniture Co., Inc.*	44,900	123,026

		2,220,463

Household Products - 0.68%
Central Garden & Pet Co., Class A*	76,750	634,723
Harbinger Group, Inc.*+	157,700	1,928,671

		2,563,394

Insurance - 6.73%
American Equity Investment Life Holding Co.	94,850	2,240,357
American Independence Corp.*	1,800	19,368
AMERISAFE, Inc.	10,000	439,100
Baldwin & Lyons, Inc., Class B	13,400	352,286

www.bridgewayomni.com	5

Bridgeway Omni Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of March 31, 2014 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Insurance (continued)
Crawford & Co., Class B	73,674	$ 803,783
Donegal Group, Inc., Class A	26,900	392,202
EMC Insurance Group, Inc.	13,700	486,761
Employers Holdings, Inc.	38,500	778,855
FBL Financial Group, Inc., Class A	19,850	859,902
Federated National Holding Co.	20,000	366,400
First Acceptance Corp.*	20,000	49,800
Fortegra Financial Corp.*	44,785	314,839
Hallmark Financial Services, Inc.*	37,800	314,118
Hilltop Holdings, Inc.*	20,000	475,800
Horace Mann Educators Corp.	60,800	1,763,200
Independence Holding Co.	10,000	134,200
Infinity Property & Casualty Corp.	15,640	1,057,733
Kansas City Life Insurance Co.	3,400	163,880
Maiden Holdings, Ltd.	162,600	2,029,248
Meadowbrook Insurance Group, Inc.	120,150	700,474
Montpelier Re Holdings, Ltd.	46,400	1,380,864
National Interstate Corp.	8,000	214,480
National Western Life Insurance Co., Class A+	2,125	519,563
Navigators Group, Inc. (The)*	27,000	1,657,530
Safety Insurance Group, Inc.	10,500	565,425
Selective Insurance Group, Inc.	71,250	1,661,550
State Auto Financial Corp.	3,800	80,978
Stewart Information Services Corp.	62,150	2,183,330
United Fire Group, Inc.	58,800	1,784,580
United Insurance Holdings Corp.	30,000	438,300
Universal Insurance Holdings, Inc.	86,316	1,096,213

		25,325,119

Internet & Catalog Retail - 0.33%
CafePress, Inc.*	29,448	178,749
FTD Cos., Inc.*	25,380	807,338
Orbitz Worldwide, Inc.*	33,400	261,856

		1,247,943

Internet Software & Services - 1.23%
Blucora, Inc.*	30,000	590,700

Industry Company	Shares	Value

Internet Software & Services (continued)
Digital River, Inc.*	29,100	$ 507,213
Intralinks Holdings, Inc.*	40,000	409,200
Marchex, Inc., Class B	70,000	735,700
Monster Worldwide, Inc.*	179,200	1,340,416
QuinStreet, Inc.*	83,047	551,432
United Online, Inc.*	41,128	475,440

		4,610,101

IT Services - 1.35%
CACI International, Inc., Class A*	25,924	1,913,191
CIBER, Inc.*	32,350	148,163
CSP, Inc.	10,000	78,000
Hackett Group, Inc. (The)	22,300	133,354
ManTech International Corp., Class A+	75,800	2,229,278
NCI, Inc., Class A*	5,012	53,278
Pfsweb, Inc.*	10,300	92,597
Sykes Enterprises, Inc.*	21,900	435,153

		5,083,014

Leisure Equipment & Products - 0.19%
Johnson Outdoors, Inc., Class A	24,700	627,874
Summer Infant, Inc.*	41,400	86,526

		714,400

Machinery - 2.45%
American Railcar Industries, Inc.+	30,500	2,135,915
Ampco-Pittsburgh Corp.	18,800	354,756
Briggs & Stratton Corp.	54,300	1,208,175
Cleantech Solutions International, Inc.*+	11,500	73,715
Dynamic Materials Corp.	20,100	382,704
FreightCar America, Inc.	14,200	330,008
Greenbrier Cos., Inc. (The)*	37,700	1,719,120
Hardinge, Inc.	15,000	216,000
Kadant, Inc.	10,000	364,700
Key Technology, Inc.*	1,950	25,486
L.S. Starrett Co., Class A (The)	18,634	296,840
Lydall, Inc.*	39,700	907,939
Miller Industries, Inc.	10,400	203,112
NN, Inc.	17,950	353,615
Supreme Industries, Inc., Class A*	35,805	276,057
Titan International, Inc.+	20,000	379,800

		9,227,942

6	Quarterly Report | March 31, 2014 (Unaudited)

Bridgeway Omni Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of March 31, 2014 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Marine - 0.19%
Baltic Trading, Ltd.+	42,800	$ 270,068
Eagle Bulk Shipping, Inc.*+	41,987	167,528
International Shipholding Corp.	8,938	263,135

		700,731

Media - 2.11%
A.H. Belo Corp., Class A	41,700	482,886
Ballantyne Strong, Inc.*	14,000	65,660
CTC Media, Inc.	66,000	607,860
Cumulus Media, Inc., Class A*	25,200	174,132
E.W. Scripps Co., Class A (The)*	26,500	469,580
Entercom Communications Corp., Class A*	78,975	795,278
Gray Television, Inc.*+	99,550	1,032,334
Harte-Hanks, Inc.	136,600	1,207,544
Insignia Systems, Inc.*	10,000	30,200
Journal Communications, Inc., Class A*	57,100	505,906
Radio One, Inc., Class D*+	108,100	512,394
Reading International, Inc., Class A*	10,700	78,431
Salem Communications Corp., Class A	24,800	247,752
Scholastic Corp.	42,750	1,474,020
Sizmek, Inc.*	25,000	265,750

		7,949,727

Metals & Mining - 2.19%
A.M. Castle & Co.*	57,800	849,082
Century Aluminum Co.*	169,100	2,233,811
Friedman Industries, Inc.	3,000	25,290
Horsehead Holding Corp.*+	7,800	131,196
Kaiser Aluminum Corp.	21,980	1,569,812
Materion Corp.	33,400	1,133,262
Noranda Aluminum Holding Corp.	65,000	267,150
Olympic Steel, Inc.	43,200	1,239,840
Schnitzer Steel Industries, Inc., Class A	5,000	144,250
SunCoke Energy, Inc.*	28,000	639,520

		8,233,213

Multiline Retail - 0.22%
Fred’s, Inc., Class A	46,200	832,062

Oil, Gas & Consumable Fuels - 9.44%
Adams Resources & Energy, Inc.	11,300	654,496

Industry Company	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Alon USA Energy, Inc.	83,950	$ 1,254,213
Alpha Natural Resources, Inc.*+	51,000	216,750
Apco Oil and Gas International, Inc.*	23,926	345,731
Bill Barrett Corp.*+	64,700	1,656,320
Callon Petroleum Co.*	102,400	857,088
Carrizo Oil & Gas, Inc.*	10,000	534,600
Clayton Williams Energy, Inc.*	16,000	1,808,160
Cloud Peak Energy, Inc.*	91,900	1,942,766
Comstock Resources, Inc.	85,400	1,951,390
Contango Oil & Gas Co.*	7,500	358,050
Delek US Holdings, Inc.	46,600	1,353,264
DHT Holdings, Inc.+	36,722	285,697
Earthstone Energy, Inc.*	1,202	25,362
EnLink Midstream LLC	59,450	2,017,733
EPL Oil & Gas, Inc.*	78,200	3,018,520
Equal Energy, Ltd.	93,200	426,856
Gastar Exploration, Inc.*	95,500	522,385
Green Plains Renewable Energy, Inc.	90,200	2,702,392
Hallador Energy Co.	70,000	598,500
Knightsbridge Tankers, Ltd.	28,000	379,400
L&L Energy, Inc.*Δ+	160,750	54,655
Matador Resources Co.*	20,000	489,800
Mexco Energy Corp.*	3,323	25,620
Midstates Petroleum Co., Inc.*+	138,300	741,288
New Concept Energy, Inc.*	4,800	9,360
Northern Oil and Gas, Inc.*+	39,100	571,642
PBF Energy, Inc., Class A	14,000	361,200
Penn Virginia Corp.*	142,300	2,488,827
Renewable Energy Group, Inc.*	110,550	1,324,389
Resolute Energy Corp.*+	59,300	426,960
REX American Resources Corp.*	24,020	1,370,341
Sanchez Energy Corp.*	15,000	444,450
Stone Energy Corp.*	46,700	1,959,999
U.S. Energy Corp.*	72,700	346,052
W&T Offshore, Inc.+	74,600	1,291,326
Warren Resources, Inc.*	144,400	693,120

		35,508,702

Paper & Forest Products - 0.73%
Mercer International, Inc.*	79,150	593,625
Orient Paper, Inc.	19,107	45,857
PH Glatfelter Co.	20,500	558,010

www.bridgewayomni.com	7

Bridgeway Omni Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of March 31, 2014 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Paper & Forest Products (continued)
Resolute Forest Products*	77,000	$ 1,546,930

		2,744,422

Personal Products - 0.22%
Mannatech, Inc.*	5,373	93,007
Natural Alternatives International, Inc.*	400	2,172
Nutraceutical International Corp.*	28,700	745,913

		841,092

Professional Services - 2.45%
CBIZ, Inc.*	115,775	1,060,499
CDI Corp.	32,000	548,800
CRA International, Inc.*	21,900	481,143
FTI Consulting, Inc.*	47,800	1,593,652
Heidrick & Struggles International, Inc.	35,000	702,450
ICF International, Inc.*	17,150	682,742
Kelly Services, Inc., Class A	38,614	916,310
Navigant Consulting, Inc.*	99,600	1,858,536
RCM Technologies, Inc.*	6,100	41,053
RPX Corp.*	44,000	716,320
VSE Corp.	11,800	621,860

		9,223,365

Road & Rail - 1.39%
Arkansas Best Corp.	45,700	1,688,615
Celadon Group, Inc.	22,400	538,496
Covenant Transportation Group, Inc., Class A*	45,300	457,530
Marten Transport, Ltd.	55,482	1,193,973
P.A.M. Transportation Services, Inc.*	6,819	135,562
Saia, Inc.*	23,625	902,711
USA Truck, Inc.*	21,836	321,426

		5,238,313

Semiconductors & Semiconductor Equipment - 2.53%
Alpha & Omega Semiconductor, Ltd.*	55,000	404,800
Amkor Technology, Inc.*+	99,000	679,140
Brooks Automation, Inc.	33,000	360,690
Diodes, Inc.*	16,400	428,368
Integrated Silicon Solution, Inc.*	68,200	1,060,510
Kulicke & Soffa Industries, Inc.*	71,900	906,659
MagnaChip Semiconductor Corp.*	38,400	535,296
OmniVision Technologies, Inc.*	59,100	1,046,070

Industry Company	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Pericom Semiconductor Corp.*	40,000	$313,200
Photronics, Inc.*	105,950	903,753
Spansion, Inc., Class A*	136,500	2,377,830
Ultra Clean Holdings, Inc.*	39,300	516,795

		9,533,111

Software - 0.38%
Ebix, Inc.+	40,000	682,800
Net 1 UEPS Technologies, Inc.*	3,400	33,864
NetSol Technologies, Inc.*+	31,000	142,600
TeleCommunication Systems, Inc., Class A*	110,743	254,709
Telenav, Inc.*	46,500	277,140
Trunkbow International Holdings, Ltd.*	21,100	29,751

		1,420,864

Specialty Retail - 1.75%
Barnes & Noble, Inc.*	73,400	1,534,060
Brown Shoe Co., Inc.	51,400	1,364,156
Build-A-Bear Workshop, Inc.*	8,050	77,522
Children’s Place Retail Stores, Inc. (The)	10,500	523,005
Citi Trends, Inc.*	28,900	470,781
hhgregg, Inc.*+	50,000	480,500
Pep Boys-Manny, Moe & Jack (The)*	40,900	520,248
Stein Mart, Inc.	33,750	472,837
Systemax, Inc.*	12,500	186,375
Trans World Entertainment Corp.	70,000	254,100
TravelCenters of America LLC*	35,400	288,510
West Marine, Inc.*	35,300	401,361

		6,573,455

Textiles, Apparel & Luxury Goods - 0.51%
Delta Apparel, Inc.*	10,000	163,600
Joe’s Jeans, Inc.*	192,000	230,400
Perry Ellis International, Inc.*	25,500	350,370
Rocky Brands, Inc.	9,900	142,461
Unifi, Inc.*	44,300	1,022,001

		1,908,832

Thrifts & Mortgage Finance - 4.10%
Astoria Financial Corp.	112,100	1,549,222
Bank Mutual Corp.	124,700	790,598
BankFinancial Corp.	35,100	350,298

8	Quarterly Report | March 31, 2014 (Unaudited)

Bridgeway Omni Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of March 31, 2014 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Thrifts & Mortgage Finance (continued)
Berkshire Hills Bancorp, Inc.	10,000	$ 258,800
Cape Bancorp, Inc.	29,300	322,300
Dime Community Bancshares, Inc.	42,100	714,858
ESB Financial Corp.	36,600	478,362
ESSA Bancorp, Inc.	33,100	359,797
Federal Agricultural Mortgage Corp., Class C	21,500	714,875
First Defiance Financial Corp.	19,400	526,128
First Financial Northwest, Inc.	35,182	357,097
Flagstar Bancorp, Inc.*	57,100	1,268,762
Heritage Financial Group, Inc.	16,800	330,120
Home Loan Servicing Solutions, Ltd.	20,000	432,000
HomeStreet, Inc.	26,400	516,120
HopFed Bancorp, Inc.	18,100	211,227
Meta Financial Group, Inc.	7,900	354,315
NASB Financial, Inc.+	2,600	65,520
Northwest Bancshares, Inc.	22,000	321,200
OceanFirst Financial Corp.	39,900	705,831
Provident Financial Holdings, Inc.	26,600	410,172
Provident Financial Services, Inc.	69,700	1,280,389
Pulaski Financial Corp.	4,900	51,695
Riverview Bancorp, Inc.*	50,000	170,500
Rockville Financial, Inc.	42,900	583,011
Security National Financial Corp., Class A*	74,550	302,673
SI Financial Group, Inc.	15,000	169,050
Territorial Bancorp, Inc.	21,200	457,920
Timberland Bancorp, Inc.	9,000	96,300
United Community Bancorp	11,800	134,520
United Community Financial Corp.*	61,324	240,390
Westfield Financial, Inc.	53,081	395,454
WSFS Financial Corp.	7,000	500,010

		15,419,514

Trading Companies & Distributors - 1.61%
AeroCentury Corp.*+	5,400	94,608
Aircastle, Ltd.	93,900	1,819,782
CAI International, Inc.*	16,500	407,055
Essex Rental Corp.*	57,700	170,792
General Finance Corp.*	61,500	485,850
Rush Enterprises, Inc., Class A*	58,500	1,900,080
TAL International Group, Inc.+	17,250	739,507

Industry Company	Shares	Value

Trading Companies & Distributors (continued)
Willis Lease Finance Corp.*	22,000	$ 450,340

		6,068,014

Wireless Telecommunication Services - 0.30%
Shenandoah Telecommunications Co.	5,600	180,824
USA Mobility, Inc.	53,100	964,827

		1,145,651

TOTAL COMMON STOCKS - 99.13%		372,906,629

(Cost $281,605,340)

RIGHTS - 0.01%
MBT Financial Corp.Δ	42,500	1,891
Leap Wireless CVRΔ	32,900	41,454

TOTAL RIGHTS - 0.01%		43,345

(Cost $80,276)

	Rate^	Shares	Value

MONEY MARKET FUND - 0.85%
BlackRock FedFund	0.01%	3,179,681	3,179,681

TOTAL MONEY MARKET FUND - 0.85%			3,179,681

(Cost $3,179,681)

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 4.16%
BNY Mellon Overnight Government Fund**	0.01%	15,659,631	15,659,631

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 4.16%			15,659,631

(Cost $15,659,631)

TOTAL INVESTMENTS - 104.15%			$391,789,286
(Cost $300,524,928)
Liabilities in Excess of Other Assets - (4.15%)			(15,625,507)

NET ASSETS - 100.00%			$376,163,779

*	Non-income producing security.
**	This security represents the investment of the collateral received in connection with securities out on loan as of March 31, 2014.
^	Rate disclosed as of March 31, 2014.
Δ	Security was fair valued under procedures adopted by the Board of Directors (see Note 2).
+	This security or a portion of the security is out on loan as of March 31, 2014. Total loaned securities had a value of $15,156,841 at March 31, 2014.

CVR - Contingent Value Right

LLC - Limited Liability Company

www.bridgewayomni.com	9

Bridgeway Omni Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)

Summary of inputs used to value the Fund’s investments as of 03/31/2014 is as follows (See Note 2 in Notes to Quarterly Schedule of Investments):

	Valuation Inputs
	Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$372,851,974	$ —	$54,655	$372,906,629
Rights	—	1,891	41,454	43,345
Money Market Fund	—	3,179,681	—	3,179,681
Investments Purchased with Cash Proceeds From Securities Lending	—	15,659,631	—	15,659,631

TOTAL	$372,851,974	$18,841,203	$96,109	$391,789,286

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
	Investment in Securities (Value)

	Common Stocks	Rights	Total

Balance as of 06/30/2013	$—	$—	$—
Purchases	—	—	—
Sales	—	—	—
Realized gain/(loss)	—	—	—
Change in unrealized appreciation/ (depreciation)	(304,669)	(38,822)	(343,491)
Transfers in1,2	359,324	80,276	439,600
Transfers out	—	—	—

Balance as of 03/31/2014	$54,655	$41,454	$96,109

Net change in unrealized appreciation (depreciation) from investments held as of 03/31/2014	$(304,669)	$(38,822)	$(343,491)

[1] Transfers in represent the value as of the beginning of the reporting period, for any investment security where significant transfers in the pricing level occurred during the period. The purchase value is used in situations where the investment was not held as of the beginning of the period.

[2] Transfers took place as a result of trading halts.

See Notes to Quarterly Schedule of Investments.

10	Quarterly Report | March 31, 2014 (Unaudited)

Bridgeway Omni Tax-Managed Small-Cap Value Fund
SCHEDULE OF INVESTMENTS
Showing percentage of net assets as of March 31, 2014 (Unaudited)

Industry Company	Shares	Value
COMMON STOCKS - 99.40%
Aerospace & Defense - 1.36%
AAR Corp.	96,060	$2,492,757
Arotech Corp.*+	52,800	328,416
Ducommun, Inc.*	34,750	870,835
Engility Holdings, Inc.*	8,700	391,935
Erickson Air-Crane, Inc.*+	27,700	534,887
Kratos Defense & Security Solutions, Inc.*	76,900	579,826

		5,198,656

Air Freight & Logistics - 0.57%
Air Transport Services Group, Inc.*	193,450	1,518,582
Atlas Air Worldwide Holdings, Inc.*	18,700	659,549

		2,178,131

Airlines - 1.06%
Hawaiian Holdings, Inc.*	96,200	1,342,952
Republic Airways Holdings, Inc.*	142,504	1,302,487
SkyWest, Inc.	111,832	1,426,976

		4,072,415

Auto Components - 0.73%
China Automotive Systems, Inc.*+	28,500	225,150
China XD Plastics Co., Ltd.*+	16,000	83,680
Cooper-Standard Holding, Inc.*+	11,910	841,442
Modine Manufacturing Co.*	28,900	423,385
SORL Auto Parts, Inc.*	48,000	179,040
Stoneridge, Inc.*	33,400	375,082
Strattec Security Corp.	4,380	316,367
Superior Industries International, Inc.	16,600	340,134

		2,784,280

Beverages - 0.02%
MGP Ingredients, Inc.	12,300	83,025

Biotechnology - 0.13%
Emergent Biosolutions, Inc.*	20,000	505,400

Building Products - 0.78%
Alpha Pro Tech, Ltd.*	35,000	78,400
Gibraltar Industries, Inc.*	84,706	1,598,402
Griffon Corp.	110,250	1,316,385

		2,993,187

Industry Company	Shares	Value

Capital Markets - 1.88%
Calamos Asset Management, Inc., Class A	49,700	$642,621
Capital Southwest Corp.	16,800	583,296
CIFC Corp.	41,000	333,740
Cowen Group, Inc., Class A*	157,300	693,693
FBR & Co.*	11,775	304,148
GFI Group, Inc.	135,680	481,664
INTL. FCStone, Inc.*	29,950	563,360
Investment Technology Group, Inc.*	63,250	1,277,650
JMP Group, Inc.	37,400	265,914
Manning & Napier, Inc.	27,800	466,206
MVC Capital, Inc.	30,000	406,500
Oppenheimer Holdings, Inc., Class A	16,000	448,800
Piper Jaffray Cos.*	16,100	737,380

		7,204,972

Chemicals - 1.45%
Core Molding Technologies, Inc.*	22,425	280,761
Gulf Resources, Inc.*	43,700	105,754
Kraton Performance Polymers, Inc.*	16,075	420,200
OM Group, Inc.	77,800	2,584,516
Penford Corp.*	1,900	27,284
Schulman (A.), Inc.	58,600	2,124,836

		5,543,351

Commercial Banks - 18.55%
1st Source Corp.	52,500	1,684,725
Access National Corp.	600	9,726
American National Bankshares, Inc.	13,060	307,171
American River Bankshares*	20,744	191,467
Ameris Bancorp*	30,300	705,990
BancorpSouth, Inc.	95,900	2,393,664
Bank of Commerce Holdings	28,400	191,132
Bank of Kentucky Financial Corp.	4,400	165,176
Banner Corp.	25,057	1,032,599
Bar Harbor Bankshares	7,000	268,450
BCB Bancorp, Inc.	11,300	147,804
BNC Bancorp+	61,956	1,073,697
BSB Bancorp, Inc.*	15,800	271,918

www.bridgewayomni.com	11

Bridgeway Omni Tax-Managed Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of March 31, 2014 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Commercial Banks (continued)
C&F Financial Corp.	2,400	$79,536
Camden National Corp.	5,853	241,144
Capital City Bank Group, Inc.	40,050	531,864
Carolina Bank Holdings, Inc.*	11,500	117,645
Central Pacific Financial Corp.	49,400	997,880
Central Valley Community Bancorp+	21,000	241,710
Century Bancorp, Inc., Class A	14,300	487,773
Chemical Financial Corp.	60,300	1,956,735
Chemung Financial Corp.	10,998	298,266
Columbia Banking System, Inc.	38,300	1,092,316
Eastern Virginia Bankshares, Inc.*	7,051	45,479
Enterprise Financial Services Corp.	43,500	873,045
Farmers Capital Bank Corp.*	13,400	300,964
Fidelity Southern Corp.	42,700	596,519
Financial Institutions, Inc.	30,000	690,600
First Bancorp	51,600	980,400
First Bancorp, Inc.	11,800	192,340
First BanCorp. (Puerto Rico)*	293,700	1,597,728
First Busey Corp.	111,500	646,700
First Business Financial Services, Inc.	9,200	434,056
First Commonwealth Financial Corp.	121,200	1,095,648
First Community Bancshares, Inc.	13,100	214,316
First Connecticut Bancorp, Inc.	4,800	75,168
First Financial Bancorp	68,337	1,228,699
First Financial Corp.	26,830	903,634
First Financial Holdings, Inc.	16,911	1,058,967
First Interstate Bancsystem, Inc.	94,600	2,669,612
First Merchants Corp.	71,000	1,536,440
First Midwest Bancorp, Inc.	115,900	1,979,572
First of Long Island Corp. (The)	12,000	487,320
Firstbank Corp.	1,500	28,005
Flushing Financial Corp.	43,300	912,331
German American Bancorp, Inc.	12,500	361,125
Glacier Bancorp, Inc.	76,700	2,229,669
Great Southern Bancorp, Inc.	20,750	623,122

Industry Company	Shares	Value

Commercial Banks (continued)
Hanmi Financial Corp.	46,563	$1,084,918
Heartland Financial USA, Inc.	1,750	47,233
Heritage Commerce Corp.	30,000	241,800
Heritage Financial Corp.	30,000	507,600
Home Federal Bancorp, Inc.	19,300	300,308
HomeTrust Bancshares, Inc.*	50,000	789,000
Horizon Bancorp	1,363	30,368
Hudson Valley Holding Corp.	37,800	720,090
Huntington Bancshares, Inc.	17,652	175,990
Independent Bank Corp.*	10,500	136,290
International Bancshares Corp.	64,600	1,620,168
Intervest Bancshares Corp.*	45,200	336,740
Lakeland Bancorp, Inc.	68,515	770,794
LNB Bancorp, Inc.	17,000	194,140
Macatawa Bank Corp.+	12,550	63,252
MainSource Financial Group, Inc.	41,500	709,650
MB Financial, Inc.	19,700	609,912
MBT Financial Corp.*	44,084	216,893
Mercantile Bank Corp.	17,200	354,664
Metro Bancorp, Inc.*	26,250	554,925
Middleburg Financial Corp.	5,863	103,247
MidSouth Bancorp, Inc.	23,300	392,139
MidWestOne Financial Group, Inc.	12,000	302,880
Monarch Financial Holdings, Inc.	12,538	153,716
MutualFirst Financial, Inc.	8,700	165,213
NewBridge Bancorp*	99,388	709,630
Northrim BanCorp, Inc.	14,000	359,660
Old National Bancorp	30,600	456,246
OmniAmerican Bancorp, Inc.	9,756	222,339
Orrstown Financial Services, Inc.*	16,700	277,554
Pacific Continental Corp.	22,200	305,472
Pacific Mercantile Bancorp*	20,000	124,200
Park Sterling Corp.	50,298	334,482
Peapack Gladstone Financial Corp.	318	6,996
Peoples Bancorp, Inc.	28,550	706,042
Pinnacle Financial Partners, Inc.	45,750	1,715,168
Preferred Bank*	36,000	934,560
Premier Financial Bancorp, Inc.	5,366	76,948
PrivateBancorp, Inc.	73,900	2,254,689
Renasant Corp.	48,700	1,414,735

12	Quarterly Report | March 31, 2014 (Unaudited)

Bridgeway Omni Tax-Managed Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of March 31, 2014 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Commercial Banks (continued)
Republic Bancorp, Inc., Class A	25,700	$ 580,820
Republic First Bancorp, Inc.*	83,000	319,550
S&T Bancorp, Inc.	30,700	727,590
Sandy Spring Bancorp, Inc.	14,300	357,214
Shore Bancshares, Inc.*	20,000	190,200
Sierra Bancorp	17,200	273,824
Southern National Bancorp of Virginia, Inc.	35,000	356,650
Southside Bancshares, Inc.+	11,551	362,470
Southwest Bancorp, Inc.	23,900	422,074
State Bank Financial Corp.	56,500	999,485
Suffolk Bancorp*	27,900	622,170
Summit State Bank	5,000	54,700
Tompkins Financial Corp.	8,400	411,264
Trico Bancshares	38,900	1,008,677
Umpqua Holdings Corp.	25,000	466,000
Union First Market Bankshares Corp.	58,628	1,490,324
United Community Banks, Inc.*	57,770	1,121,316
Univest Corp. of Pennsylvania	39,200	804,384
Washington Banking Co.	11,800	209,804
WesBanco, Inc.	48,490	1,543,437
Wintrust Financial Corp.	24,600	1,197,036
Yadkin Financial Corp.*	38,000	813,580

		71,063,067

Commercial Services & Supplies - 1.83%
ACCO Brands Corp.*	239,800	1,477,168
Courier Corp.	30,350	467,390
Ennis, Inc.	64,000	1,060,480
Intersections, Inc.	54,550	321,845
Kimball International, Inc., Class B	53,800	974,318
Metalico, Inc.*+	113,000	184,190
Multi-Color Corp.	5,750	201,250
Quad/Graphics, Inc.	43,000	1,008,350
Schawk, Inc.	44,400	887,556
Versar, Inc.*	27,300	109,200
Viad Corp.	12,700	305,308

		6,997,055

Communications Equipment - 0.61%
Bel Fuse, Inc., Class B	3,600	78,840
Black Box Corp.	39,957	972,553
ClearOne, Inc.*	13,000	133,250
Comtech Telecommunications Corp.	4,000	127,440
Emulex Corp.*	45,000	332,550

Industry Company	Shares	Value

Communications Equipment (continued)
Harmonic, Inc.*	99,100	$ 707,574

		2,352,207

Computers & Peripherals - 0.17%
Hutchinson Technology, Inc.*	105,500	298,565
Imation Corp.*	61,000	351,970

		650,535

Construction & Engineering - 1.52%
Aegion Corp.*	31,300	792,203
Goldfield Corp. (The)*	65,000	144,950
Layne Christensen Co.*	13,000	236,470
MYR Group, Inc.*	15,000	379,800
Northwest Pipe Co.*	19,000	687,040
Orion Marine Group, Inc.*	128,500	1,615,245
Pike Corp.*	94,700	1,018,972
Sterling Construction Co., Inc.*	30,000	260,100
Tutor Perini Corp.*	24,500	702,415

		5,837,195

Consumer Finance - 0.66%
Asta Funding, Inc.*	9,150	75,671
Cash America International, Inc.	24,900	964,128
Consumer Portfolio Services, Inc.*	59,000	403,560
Encore Capital Group, Inc.*	973	44,466
Nelnet, Inc., Class A	25,900	1,059,310

		2,547,135

Distributors - 0.17%
AMCON Distributing Co.	800	68,360
VOXX International Corp.*	43,500	595,080

		663,440

Diversified Consumer Services - 0.45%
Ascent Capital Group, Inc., Class A*	7,000	528,850
Bridgepoint Education, Inc.*	18,224	271,355
Corinthian Colleges, Inc.*+	59,850	82,593
Regis Corp.	34,050	466,485
Steiner Leisure, Ltd.*	8,000	370,000

		1,719,283

Diversified Financial Services - 0.98%
Gain Capital Holdings, Inc.	39,900	431,319
Interactive Brokers Group, Inc., Class A	90,750	1,966,553
MicroFinancial, Inc.	22,000	173,140

www.bridgewayomni.com	13

Bridgeway Omni Tax-Managed Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of March 31, 2014 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Diversified Financial Services (continued)
PHH Corp.*	46,000	$1,188,640

		3,759,652

Diversified Telecommunication Services - 1.28%
Alaska Communications Systems Group, Inc.*	141,500	273,095
Atlantic Tele-Network, Inc.	17,500	1,153,600
Cbeyond, Inc.*	61,666	447,078
General Communication, Inc., Class A*	10,000	114,100
Hawaiian Telcom Holdco, Inc.*	35,400	1,008,546
Inteliquent, Inc.	58,000	842,740
Iridium Communications, Inc.*+	115,725	869,095
Premiere Global Services, Inc.*	15,800	190,548
Vonage Holdings Corp.*	600	2,562

		4,901,364

Electrical Equipment - 0.43%
Broadwind Energy, Inc.*	25,000	305,500
Global Power Equipment Group, Inc.	15,000	298,350
GrafTech International, Ltd.*+	57,500	627,900
Lihua International, Inc.*+	48,000	235,680
Orion Energy Systems, Inc.*	17,224	124,874
SL Industries, Inc.*	400	9,824
Ultralife Corp.*	7,150	30,387

		1,632,515

Electronic Equipment, Instruments & Components - 3.91%
Benchmark Electronics, Inc.*	99,700	2,258,205
CTS Corp.	25,000	522,000
Electro Rent Corp.	8,100	142,479
IEC Electronics Corp.*	8,150	36,512
Insight Enterprises, Inc.*	44,883	1,127,012
Key Tronic Corp.*	11,900	123,998
Newport Corp.*	12,600	260,568
PAR Technology Corp.*	43,750	213,938
PC Connection, Inc.	32,000	650,240
PCM, Inc.*	15,675	153,302
Plexus Corp.*	9,500	380,665
Radisys Corp.*	74,700	268,173
Sanmina Corp.*	149,100	2,601,795
ScanSource, Inc.*	14,000	570,780
Sigmatron International, Inc.*	10,000	119,900
SYNNEX Corp.*	38,700	2,345,607
TTM Technologies, Inc.*	158,400	1,338,480

Industry Company	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Viasystems Group, Inc.*	56,500	$ 707,380
Vishay Intertechnology, Inc.	40,000	595,200
Vishay Precision Group, Inc.*	31,667	550,372

		14,966,606

Energy Equipment & Services - 4.86%
Basic Energy Services, Inc.*	107,400	2,943,834
C&J Energy Services, Inc.*	81,600	2,379,456
Cal Dive International, Inc.*	135,000	229,500
Dawson Geophysical Co.	19,100	534,991
ENGlobal Corp.*	86,300	135,491
Era Group, Inc.*	11,500	337,065
Forbes Energy Services, Ltd.*	41,300	163,135
Gulfmark Offshore, Inc., Class A	28,800	1,294,272
Hercules Offshore, Inc.*	345,650	1,586,533
Hornbeck Offshore Services, Inc.*	13,000	543,530
Key Energy Services, Inc.*	107,100	989,604
Mitcham Industries, Inc.*	31,650	441,201
Natural Gas Services Group, Inc.*	16,305	491,433
Newpark Resources, Inc.*	49,000	561,050
Nuverra Environmental Solutions, Inc.*+	4,807	97,534
Parker Drilling Co.*	239,400	1,697,346
PHI, Inc.*	39,150	1,731,996
Pioneer Energy Services Corp.*	117,100	1,516,445
SEACOR Holdings, Inc.*	6,500	561,730
Tesco Corp.*	20,000	370,000

		18,606,146

Food & Staples Retailing - 2.19%
Andersons, Inc. (The)	37,350	2,212,614
Ingles Markets, Inc., Class A	50,950	1,213,629
Pantry, Inc. (The)*	46,900	719,446
Roundy’s, Inc.+	136,370	938,226
Spartan Stores, Inc.	98,074	2,276,297
Weis Markets, Inc.	20,700	1,019,475

		8,379,687

Food Products - 2.28%
Chiquita Brands International, Inc.*	136,100	1,694,445
Coffee Holding Co., Inc.*+	14,000	106,680
Fresh Del Monte Produce, Inc.	90,800	2,503,356

14	Quarterly Report | March 31, 2014 (Unaudited)

Bridgeway Omni Tax-Managed Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of March 31, 2014 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Food Products (continued)
John B. Sanfilippo & Son, Inc.	13,900	$ 319,978
Omega Protein Corp.*	58,250	703,077
Post Holdings, Inc.*	45,700	2,518,984
Seneca Foods Corp., Class A*	24,950	785,426
SkyPeople Fruit Juice, Inc.*	51,000	94,350

		8,726,296

Health Care Equipment & Supplies - 1.47%
Alphatec Holdings, Inc.*	220,200	330,300
AngioDynamics, Inc.*	77,500	1,220,625
CryoLife, Inc.	30,000	298,800
Invacare Corp.	47,900	913,453
Medical Action Industries, Inc.*	50,050	348,849
Merit Medical Systems, Inc.*	28,100	401,830
NuVasive, Inc.*	22,900	879,589
PhotoMedex, Inc.*+	25,400	402,082
RTI Surgical, Inc.*	73,000	297,840
Symmetry Medical, Inc.*	52,800	531,168

		5,624,536

Health Care Providers & Services - 4.50%
Addus HomeCare Corp.*	24,300	560,115
Almost Family, Inc.*	12,500	288,750
Amedisys, Inc.*	134,060	1,996,153
Amsurg Corp.*	11,100	522,588
BioTelemetry, Inc.*	34,479	347,893
Cross Country Healthcare, Inc.*	76,700	618,969
Five Star Quality Care, Inc.*	103,700	503,982
Gentiva Health Services, Inc.*	30,000	273,600
Healthways, Inc.*+	24,500	419,930
InfuSystems Holdings, Inc.*	178	497
Kindred Healthcare, Inc.	132,100	3,093,782
LHC Group, Inc.*	16,500	363,990
Magellan Health Services, Inc.*	12,725	755,229
Molina Healthcare, Inc.*	28,600	1,074,216
National Healthcare Corp.	6,000	334,620
PharMerica Corp.*	74,800	2,092,904
Providence Service Corp. (The)*	16,150	456,722
Select Medical Holdings Corp.	149,720	1,864,014
Skilled Healthcare Group, Inc., Class A*	68,000	358,360
Skystar Bio-Pharmaceutical Co. Ltd.*	24,300	159,408

Industry Company	Shares	Value

Health Care Providers & Services (continued)
Triple-S Management Corp., Class B*	46,000	$ 742,440
Universal American Corp.	57,625	407,409

		17,235,571

Hotels, Restaurants & Leisure - 2.92%
Ambassadors Group, Inc.	200	792
Boyd Gaming Corp.*	162,400	2,143,680
Bravo Brio Restaurant Group, Inc.*	31,400	443,054
Carrols Restaurant Group, Inc.*	46,825	335,735
Century Casinos, Inc.*	20,300	145,551
Fiesta Restaurant Group, Inc.*	7,825	356,742
Frisch’s Restaurants, Inc.	5,900	139,653
Full House Resorts, Inc.*	31,300	67,921
International Speedway Corp., Class A	33,927	1,153,179
Isle of Capri Casinos, Inc.*	100,150	768,150
Lakes Entertainment, Inc.*	23,900	119,500
Luby’s, Inc.*	42,500	261,800
Marcus Corp. (The)	26,300	439,210
Monarch Casino & Resort, Inc.*	22,300	413,219
Penn National Gaming, Inc.*	35,000	431,200
Pinnacle Entertainment, Inc.*	46,100	1,092,570
Red Robin Gourmet Burgers, Inc.*	14,650	1,050,112
Ruby Tuesday, Inc.*	73,200	410,652
Speedway Motorsports, Inc.	74,750	1,400,068

		11,172,788

Household Durables - 0.58%
Bassett Furniture Industries, Inc.	20,000	297,000
CSS Industries, Inc.	23,458	633,366
Emerson Radio Corp.*	52,600	109,408
Lifetime Brands, Inc.	24,999	446,482
NACCO Industries, Inc., Class A	11,350	615,284
Stanley Furniture Co., Inc.*	35,100	96,174
Universal Electronics, Inc.*	600	23,034

		2,220,748

Household Products - 0.47%
Central Garden & Pet Co., Class A*	68,200	564,014
Harbinger Group, Inc.*	100,100	1,224,223

		1,788,237

www.bridgewayomni.com	15

Bridgeway Omni Tax-Managed Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of March 31, 2014 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Insurance - 7.05%
American Equity Investment Life Holding Co.	78,550	$1,855,351
American Independence Corp.*	16,900	181,844
AMERISAFE, Inc.	8,300	364,453
Baldwin & Lyons, Inc., Class B	19,700	517,913
Crawford & Co., Class B	20,350	222,018
Donegal Group, Inc., Class A	57,100	832,518
EMC Insurance Group, Inc.	13,850	492,090
Employers Holdings, Inc.	38,500	778,855
FBL Financial Group, Inc., Class A	36,166	1,566,711
Federated National Holding Co.	8,900	163,048
First Acceptance Corp.*	20,000	49,800
Fortegra Financial Corp.*	41,500	291,745
Hallmark Financial Services, Inc.*	40,158	333,713
Hilltop Holdings, Inc.*	14,100	335,439
Horace Mann Educators Corp.	74,950	2,173,550
Independence Holding Co.	4,900	65,758
Infinity Property & Casualty Corp.	9,200	622,196
Kansas City Life Insurance Co.	3,500	168,700
Maiden Holdings, Ltd.	167,450	2,089,776
Meadowbrook Insurance Group, Inc.	125,000	728,750
Montpelier Re Holdings, Ltd.	43,950	1,307,952
National Interstate Corp.	16,000	428,960
National Western Life Insurance Co., Class A	5,350	1,308,075
Navigators Group, Inc. (The)*	27,450	1,685,156
Safety Insurance Group, Inc.	14,500	780,825
Selective Insurance Group, Inc.	63,200	1,473,824
State Auto Financial Corp.	15,000	319,650
Stewart Information Services Corp.	60,950	2,141,174
United Fire Group, Inc.	60,900	1,848,315
United Insurance Holdings Corp.	43,400	634,074
Universal Insurance Holdings, Inc.	98,641	1,252,741

		27,014,974

Internet & Catalog Retail - 0.23%
FTD Cos., Inc.*	27,160	863,960

Industry Company	Shares	Value

Internet Software & Services - 1.02%
Blucora, Inc.*	32,000	$ 630,080
Digital River, Inc.*	39,700	691,971
EarthLink Holdings Corp.	43,000	155,230
Intralinks Holdings, Inc.*	49,000	501,270
Marchex, Inc., Class B	88,000	924,880
QuinStreet, Inc.*	80,000	531,200
United Online, Inc.*	42,700	493,612

		3,928,243

IT Services - 1.63%
CACI International, Inc., Class A*	28,951	2,136,584
CIBER, Inc.*	157,501	721,355
CSP, Inc.	13,700	106,860
Hackett Group, Inc. (The)	2,800	16,744
ManTech International Corp., Class A+	78,882	2,319,920
NCI, Inc., Class A*	26,400	280,632
Pfsweb, Inc.*	450	4,045
Sykes Enterprises, Inc.*	33,550	666,638

		6,252,778

Leisure Equipment & Products - 0.18%
Johnson Outdoors, Inc., Class A	23,950	608,809
Summer Infant, Inc.*	43,200	90,288

		699,097

Life Sciences Tools & Services - 0.16%
Albany Molecular Research, Inc.*+	32,728	608,414

Machinery - 2.73%
Accuride Corp.*	52,400	232,132
American Railcar Industries, Inc.+	31,000	2,170,930
Ampco-Pittsburgh Corp.	17,905	337,867
Briggs & Stratton Corp.	54,450	1,211,512
Cleantech Solutions International, Inc.*+	12,000	76,920
Dynamic Materials Corp.	20,100	382,704
FreightCar America, Inc.	15,000	348,600
Greenbrier Cos., Inc. (The)*	46,700	2,129,520
Hardinge, Inc.	27,000	388,800
Hyster-Yale Materials Handling, Inc.	2,700	263,250
Kadant, Inc.	5,000	182,350
Key Technology, Inc.*	1,950	25,486
L.S. Starrett Co., Class A (The)	10,400	165,672
Lydall, Inc.*	40,050	915,944

16	Quarterly Report | March 31, 2014 (Unaudited)

Bridgeway Omni Tax-Managed Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of March 31, 2014 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Machinery (continued)
Miller Industries, Inc.	9,550	$186,512
NN, Inc.	29,500	581,150
Supreme Industries, Inc., Class A*	30,450	234,770
Titan International, Inc.+	33,000	626,670

		10,460,789

Marine - 0.16%
Eagle Bulk Shipping, Inc.*+	48,700	194,313
International Shipholding Corp.	13,550	398,912
Ultrapetrol Bahamas, Ltd.*	4,900	15,190

		608,415

Media - 2.13%
A.H. Belo Corp., Class A	33,800	391,404
Ballantyne Strong, Inc.*	14,300	67,067
CTC Media, Inc.	67,000	617,070
Cumulus Media, Inc., Class A*	69,865	482,767
E.W. Scripps Co., Class A (The)*	34,600	613,112
Entercom Communications Corp., Class A*+	37,050	373,093
Gray Television, Inc.*	58,950	611,312
Harte-Hanks, Inc.	151,200	1,336,608
Journal Communications, Inc., Class A*	77,750	688,865
Radio One, Inc., Class D*+	110,350	523,059
Reading International, Inc., Class A*	39,900	292,467
Salem Communications Corp., Class A	64,700	646,353
Scholastic Corp.	31,900	1,099,912
Sizmek, Inc.*	40,210	427,432

		8,170,521

Metals & Mining - 1.73%
A.M. Castle & Co.*+	60,900	894,621
Century Aluminum Co.*	13,000	171,730
Friedman Industries, Inc.	3,500	29,505
Handy & Harman, Ltd.*	200	4,402
Horsehead Holding Corp.*	8,900	149,698
Kaiser Aluminum Corp.	26,700	1,906,914
Materion Corp.	34,500	1,170,585
Noranda Aluminum Holding Corp.	24,900	102,339
Olympic Steel, Inc.	45,500	1,305,850
SunCoke Energy, Inc.*	39,500	902,180

		6,637,824

Industry Company	Shares	Value

Multiline Retail - 0.08%
Fred’s, Inc., Class A	16,250	$292,662

Oil, Gas & Consumable Fuels - 9.47%
Adams Resources & Energy, Inc.	11,800	683,456
Alon USA Energy, Inc.	50,700	757,458
Alpha Natural Resources, Inc.*+	63,000	267,750
Apco Oil and Gas International, Inc.*	10,000	144,500
Bill Barrett Corp.*+	69,700	1,784,320
BioFuel Energy Corp.*+	20,900	152,570
Callon Petroleum Co.*	83,500	698,895
Carrizo Oil & Gas, Inc.*	20,000	1,069,200
Clayton Williams Energy, Inc.*	5,600	632,856
Cloud Peak Energy, Inc.*	35,200	744,128
Comstock Resources, Inc.	73,200	1,672,620
Contango Oil & Gas Co.*	8,000	381,920
Delek US Holdings, Inc.	22,900	665,016
DHT Holdings, Inc.	39,000	303,420
Double Eagle Petroleum Co.*	51,650	147,719
Earthstone Energy, Inc.*	2,000	42,200
EnLink Midstream LLC	82,600	2,803,444
EPL Oil & Gas, Inc.*	81,200	3,134,320
Equal Energy, Ltd.	96,700	442,886
Gran Tierra Energy, Inc.*	60,200	450,296
Green Plains Renewable Energy, Inc.	96,450	2,889,642
Hallador Energy Co.	71,600	612,180
Knightsbridge Tankers, Ltd.	30,000	406,500
Mexco Energy Corp.*	2,746	21,172
Midstates Petroleum Co., Inc.*+	143,700	770,232
Miller Energy Resources, Inc.*+	88,000	517,440
New Concept Energy, Inc.*	3,600	7,020
Northern Oil and Gas, Inc.*+	41,300	603,806
PBF Energy, Inc., Class A	11,100	286,380
PDC Energy, Inc.*	15,380	957,559
Penn Virginia Corp.*	172,000	3,008,280
Renewable Energy Group, Inc.*	149,744	1,793,933
Resolute Energy Corp.*	134,300	966,960
REX American Resources Corp.*	25,250	1,440,512
Sanchez Energy Corp.*+	14,000	414,820
Ship Finance International, Ltd.+	19,900	357,603

www.bridgewayomni.com	17

Bridgeway Omni Tax-Managed Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of March 31, 2014 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels (continued)
Stone Energy Corp.*	45,300	$ 1,901,241
Teekay Tankers, Ltd., Class A+	80,800	286,032
U.S. Energy Corp.*	79,200	376,992
W&T Offshore, Inc.	64,700	1,119,957
Warren Resources, Inc.*	120,780	579,744

		36,296,979

Paper & Forest Products - 0.66%
Mercer International, Inc.*	64,950	487,125
Orient Paper, Inc.	20,193	48,463
Resolute Forest Products*+	99,700	2,002,973

		2,538,561

Personal Products - 0.24%
Mannatech, Inc.*	7,827	135,485
Nutraceutical International Corp.*	29,950	778,401

		913,886

Professional Services - 2.46%
CBIZ, Inc.*	121,275	1,110,879
CDI Corp.	35,700	612,255
CRA International, Inc.*	18,200	399,854
FTI Consulting, Inc.*	36,500	1,216,910
Heidrick & Struggles International, Inc.	55,240	1,108,667
ICF International, Inc.*	19,000	756,390
Kelly Services, Inc., Class A	42,300	1,003,779
Navigant Consulting, Inc.*	99,500	1,856,670
RCM Technologies, Inc.*	400	2,692
RPX Corp.*	32,796	533,919
VSE Corp.	15,830	834,241

		9,436,256

Road & Rail - 0.88%
Arkansas Best Corp.	40,400	1,492,780
Celadon Group, Inc.	4,400	105,776
Covenant Transportation Group, Inc., Class A*	42,550	429,755
Marten Transport, Ltd.	37,966	817,029
P.A.M. Transportation Services, Inc.*	10,000	198,800
Saia, Inc.*	4,725	180,542
USA Truck, Inc.*	9,635	141,827

		3,366,509

Semiconductors & Semiconductor Equipment - 2.69%
Amkor Technology, Inc.*+	99,300	681,198
Brooks Automation, Inc.	40,000	437,200

Industry Company	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Diodes, Inc.*	17,200	$ 449,264
Fairchild Semiconductor International, Inc.*	52,400	722,596
Integrated Silicon Solution, Inc.*	36,394	565,927
Kulicke & Soffa Industries, Inc.*	100,300	1,264,783
MagnaChip Semiconductor Corp.*	33,100	461,414
OmniVision Technologies, Inc.*	55,800	987,660
Pericom Semiconductor Corp.*	41,500	324,945
Photronics, Inc.*	118,170	1,007,990
Rudolph Technologies, Inc.*	31,100	354,851
Spansion, Inc., Class A*	131,300	2,287,246
Ultra Clean Holdings, Inc.*	57,000	749,550

		10,294,624

Software - 0.18%
GSE Systems, Inc.*	35,000	60,900
Net 1 UEPS Technologies, Inc.*	15,700	156,372
NetSol Technologies, Inc.*+	31,100	143,060
TeleCommunication Systems, Inc., Class A*	57,900	133,170
Telenav, Inc.*	31,500	187,740
Voltari Corp.*+	2,100	7,518

		688,760

Specialty Retail - 1.48%
Barnes & Noble, Inc.*	43,800	915,420
Brown Shoe Co., Inc.	25,150	667,481
Build-A-Bear Workshop, Inc.*	3,800	36,594
Children’s Place Retail Stores, Inc. (The)	11,000	547,910
Citi Trends, Inc.*	33,050	538,385
hhgregg, Inc.*+	46,700	448,787
Pep Boys-Manny, Moe & Jack (The)*	25,000	318,000
Stein Mart, Inc.	32,400	453,924
Systemax, Inc.*	41,456	618,109
Trans World Entertainment Corp.	30,000	108,900
TravelCenters of America LLC*	93,150	759,172
West Marine, Inc.*	22,679	257,860

		5,670,542

18	Quarterly Report | March 31, 2014 (Unaudited)

Bridgeway Omni Tax-Managed Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of March 31, 2014 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Textiles, Apparel & Luxury Goods - 0.55%
Delta Apparel, Inc.*	13,200	$ 215,952
Ever-Glory International Group, Inc.*	20,000	163,000
Joe’s Jeans, Inc.*	193,000	231,600
Perry Ellis International, Inc.*	19,800	272,052
Rocky Brands, Inc.	16,150	232,398
Unifi, Inc.*	43,600	1,005,852

		2,120,854

Thrifts & Mortgage Finance - 3.92%
Astoria Financial Corp.	120,900	1,670,838
Bank Mutual Corp.	121,800	772,212
BankFinancial Corp.	44,100	440,118
Berkshire Hills Bancorp, Inc.	10,000	258,800
Brookline Bancorp, Inc.	30,000	282,600
Cape Bancorp, Inc.	26,100	287,100
Doral Financial Corp.*	5,660	49,129
ESB Financial Corp.	35,649	465,932
ESSA Bancorp, Inc.	35,000	380,450
Federal Agricultural Mortgage Corp., Class C	16,500	548,625
First Defiance Financial Corp.	20,750	562,740
First Financial Northwest, Inc.	26,400	267,960
Flagstar Bancorp, Inc.*	59,500	1,322,090
Franklin Financial Corp.*	15,873	310,476
Heritage Financial Group, Inc.	12,200	239,730
Home Bancorp, Inc.*	14,000	293,860
Home Loan Servicing Solutions, Ltd.	16,500	356,400
HomeStreet, Inc.	33,500	654,925
HopFed Bancorp, Inc.	23,500	274,245
Laporte Bancorp, Inc.	11,000	118,800
Meta Financial Group, Inc.	11,500	515,775
NASB Financial, Inc.+	2,600	65,520
Northwest Bancshares, Inc.	20,000	292,000
OceanFirst Financial Corp.	50,488	893,133
Provident Financial Holdings, Inc.	26,600	410,172
Provident Financial Services, Inc.	67,400	1,238,138
Pulaski Financial Corp.	800	8,440
Riverview Bancorp, Inc.*	50,000	170,500
Security National Financial Corp., Class A*	75,600	306,936
Territorial Bancorp, Inc.	21,900	473,040
Timberland Bancorp, Inc.	7,000	74,900
United Community Bancorp	10,000	114,000

Industry Company	Shares	Value

Thrifts & Mortgage Finance (continued)
United Community Financial Corp.*	39,163	$ 153,519
Westfield Financial, Inc.	53,000	394,850
WSFS Financial Corp.	4,870	347,864

		15,015,817

Trading Companies & Distributors - 1.54%
AeroCentury Corp.*+	5,500	96,360
Aircastle, Ltd.	101,500	1,967,070
CAI International, Inc.*	12,000	296,040
Essex Rental Corp.*	60,200	178,192
General Finance Corp.*	63,000	497,700
Rush Enterprises, Inc., Class A*	58,600	1,903,328
TAL International Group, Inc.+	12,250	525,158
Willis Lease Finance Corp.*	20,750	424,752

		5,888,600

Wireless Telecommunication Services - 0.42%
Shenandoah Telecommunications Co.	15,700	506,953
USA Mobility, Inc.	61,000	1,108,370

		1,615,323

TOTAL COMMON STOCKS - 99.40%		380,791,868

(Cost $285,841,294)

RIGHTS - 0.00%
MBT Financial Corp.Δ	44,084	1,961

TOTAL RIGHTS - 0.00%		1,961

(Cost $ — )

	Rate^	Shares	Value

MONEY MARKET FUND - 0.49%
BlackRock FedFund	0.01%	1,861,309	1,861,309

TOTAL MONEY MARKET FUND - 0.49%			1,861,309

(Cost $1,861,309)

www.bridgewayomni.com	19

Bridgeway Omni Tax-Managed Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of March 31, 2014 (Unaudited)

	Rate^	Shares	Value
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 3.25%
BNY Mellon Overnight Government Fund**	0.01%	12,461,998	$12,461,998

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 3.25%			12,461,998

(Cost $ 12,461,998)

TOTAL INVESTMENTS - 103.14%			$395,117,136

(Cost $ 300,164,601)
Liabilities in Excess of Other Assets - (3.14%)			(12,028,513)

NET ASSETS - 100.00%			$383,088,623

*      Non-income producing security.

**     This security represents the investment of the collateral received in connection with securities out on loan as of March 31, 2014.

^      Rate disclosed as of March 31, 2014.

Δ       Security was fair valued under procedures adopted by the Board of Directors (see Note 2).

+     This security or a portion of the security is out on loan as of March 31, 2014. Total loaned securities had a value of $12,048,105 at March 31, 2014.

LLC - Limited Liability Company

Summary of inputs used to value the Fund’s investments as of 03/31/2014 is as follows (See Note 2 in Notes to Quarterly Schedule of Investments):
	Valuation Inputs
	Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Common Stocks	$380,791,868	$ —	$ —	$380,791,868
Rights	—	1,961	—	1,961
Money Market Fund	—	1,861,309	—	1,861,309
Investments Purchased with Cash Proceeds From Securities Lending	—	12,461,998	—	12,461,998

TOTAL	$380,791,868	$14,325,268	$ —	$395,117,136

See Notes to Quarterly Schedule of Investments.

20	Quarterly Report | March 31, 2014 (Unaudited)

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

1. Organization:

Bridgeway Funds, Inc. (“Bridgeway” or the “Company”) was organized as a Maryland corporation on October 19, 1993, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Bridgeway is organized as a series fund, with 11 investment funds as of March 31, 2014 (each, a “Bridgeway Fund” and collectively, the “Bridgeway Funds”). Aggressive Investors 1, Ultra-Small Company, Ultra-Small Company Market, Small-Cap Momentum, Small-Cap Growth, Small-Cap Value, Large-Cap Growth, Blue Chip 35 Index and Managed Volatility Funds are presented in a separate report. The Omni Small-Cap Value Fund and Omni Tax-Managed Small-Cap Value Fund (each a “Fund” and together, the “Funds”) are presented in this report.

Bridgeway is authorized to issue 1,915,000,000 shares of common stock at $0.001 per share. As of March 31, 2014, 100,000,000 shares have been classified into the Aggressive Investors 1 Fund. 130,000,000 shares have been classified into the Blue Chip 35 Index Fund. 15,000,000 shares have been classified into the Ultra-Small Company Fund. 100,000,000 shares each have been classified into the Ultra-Small Company Market, Omni Small-Cap Value, Omni Tax-Managed Small-Cap Value, Small-Cap Momentum, Small-Cap Growth, Small-Cap Value, and Large-Cap Growth Funds. 50,000,000 shares have been classified into the Managed Volatility Fund.

All of the Bridgeway Funds are no-load, diversified funds.

The Funds seek to provide long-term total return on capital, primarily through capital appreciation.

Bridgeway Capital Management, Inc. (the “Adviser”) is the investment adviser for all of the Bridgeway Funds.

2. Significant Accounting Policies:

The following summary of significant accounting policies, followed in the preparation of the financial statements of the Funds, are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities and Other Investments Valuation Portfolio securities that are principally traded on a national securities exchange are valued at their last sale price on the principal exchange on which they are traded prior to the close of the New York Stock Exchange (“NYSE”), on each day the NYSE is open for business. If there is no closing price on the NYSE, the portfolio security will be valued using a composite price, which is defined as the last trading price for the security on the exchange on which the security last traded. Portfolio securities other than options that are principally traded on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) are valued at the NASDAQ Official Closing Price (“NOCP”). In the absence of recorded sales on their home exchange, or NOCP, in the case of NASDAQ traded securities, the security will be valued as follows: bid prices for long positions and ask prices for short positions.

Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value (“NAV”) per share.

Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Funds may be valued at fair value as determined in good faith by or under the direction of the Board of Directors. The valuation assigned to a fair valued security for purposes of calculating the Funds’ NAV may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.

The inputs and valuation techniques used to determine the value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical assets

www.bridgewayomni.com	21

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equity securities. The Funds do not adjust the quoted price for such investments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs, are classified as Level 2 prices. These generally include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds and less liquid listed equity securities. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Money market fund investments consist of mutual funds that invest primarily in securities that are valued at amortized cost, and the BNY Mellon Overnight Government Fund invests primarily in securities that are valued at cost or amortized cost. Therefore, these investments are classified as Level 2 investments.

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the Funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting value and therefore the Fund’s results of operations.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Funds’ investments as of March 31, 2014 is included with each Fund’s Schedule of Investments.

The Funds’ policy is to recognize transfers into, and transfers out of, each level of hierarchy as of the beginning of the reporting period. For the period ended March 31, 2014, there were no transfers between Level 1 and Level 2 in any of the Funds. Details regarding transfers into, and transfers out of, Level 3 can be found at the end of each Schedule of Investments for Funds that hold Level 3 securities.

Risks and Uncertainties The Funds provide for various investment options, including stocks. Such investments are exposed to various risks, such as interest rate, market and credit risks. Due to the risks involved, it is at least reasonably possible that changes in risks in the near term would materially affect shareholders’ account values and the amounts reported in the financial statements.

Security Transactions, Investment Income and Expenses Security transactions are accounted for as of the trade date, the date the order to buy or sell is executed. Realized gains and losses are computed on the identified cost basis. Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis from settlement date.

Bridgeway Funds’ expenses that are not series-specific are allocated to each series based upon its relative proportion of net assets to the Bridgeway Funds’ total net assets or other appropriate basis.

22	Quarterly Report | March 31, 2014 (Unaudited)

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

3. Federal Income Taxes

It is the Funds’ policy to continue to comply with the provisions of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”), applicable to regulated investment companies, and to distribute income to the extent necessary so that such Fund is not subject to federal income tax. Therefore, no federal income tax provision is required.

Unrealized Appreciation and Depreciation on Investments (Tax Basis) The amount of net unrealized appreciation/ depreciation and the cost of investment securities for tax purposes, including short-term securities at March 31, 2014, were as follows:

	Omni Small-Cap Value	Omni Tax-Managed Small-Cap Value
Gross appreciation (excess of value over tax cost)	$ 97,504,928	$100,528,777
Gross depreciation (excess of tax cost over value)	(6,241,125)	(5,599,587)
Net unrealized appreciation	$ 91,263,803	$ 94,929,190
Cost of investments for income tax purposes	$300,525,483	$300,187,946

The differences between book and tax net unrealized appreciation (depreciation) are due to wash sale loss deferrals.

www.bridgewayomni.com	23

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Bridgeway Funds, Inc.

By (Signature and Title)*	/s/ Michael D. Mulcahy
Michael D. Mulcahy, President and Principal Executive Officer
(principal executive officer)

Date	May 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael D. Mulcahy
Michael D. Mulcahy, President and Principal Executive Officer
(principal executive officer)

Date	May 23, 2014

By (Signature and Title)*	/s/ Linda G. Giuffré
Linda G. Giuffré, Treasurer and Principal Financial Officer
(principal financial officer)

Date	May 23, 2014

*	Print the name and title of each signing officer under his or her signature.